                                                Securities Act File No. 33-68090
                                        Investment Company Act File No. 811-7988

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No.39                      /X/

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         /X/
                                     OF 1940

                                Amendment No. 39                             /X/

                          LORD ABBETT INVESTMENT TRUST
                Exact Name of Registrant as Specified in Charter

               90 HUDSON STREET JERSEY CITY, NEW JERSEY 07302-3973
                      Address of Principal Executive Office

                  REGISTRANT'S TELEPHONE NUMBER (800) 201-6984
          Christina T. Simmons, Vice President and Assistant Secretary

               90 HUDSON STREET JERSEY CITY, NEW JERSEY 07302-3973
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/ /   immediately on filing pursuant to paragraph (b)

/ /   on _____________ pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a) (1)

/X/   on April 1, 2005 pursuant to paragraph (a) (1) of Rule 485

/ /   75 days after filing pursuant to paragraph (a) (2)

/ /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LORD ABBETT LOGO]


                                                                        APRIL 1,
                                                                          2005


                                                                      PROSPECTUS

LORD ABBETT
     BALANCED FUND
     HIGH YIELD FUND
     LIMITED DURATION U.S.
        GOVERNMENT &
        GOVERNMENT SPONSORED
        ENTERPRISES FUND
     U.S. GOVERNMENT &
        GOVERNMENT SPONSORED
        ENTERPRISES FUND

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CLASS P SHARES OF LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND ARE NEITHER OFFERED TO THE GENERAL PUBLIC NOR AVAILABLE IN ALL STATES.

PLEASE CALL 800-821-5129 FOR FURTHER INFORMATION.

                                TABLE OF CONTENTS



                                                               PAGE
                         THE FUNDS

      Information about    Balanced Fund                        2
    the goal, principal    High Yield Fund                      14
  strategy, main risks,    Limited Duration U.S.
     performance, fees,       Government & Government
           and expenses       Sponsored Enterprises Fund        20
                           U.S. Government & Government
                              Sponsored Enterprises Fund        27
                           Additional Investment Information    34
                           Management                           38

                      YOUR INVESTMENT

        Information for    Purchases                            41
          managing your    Sales Compensation                   56
           Fund account    Opening Your Account                 58
                           Redemptions                          60
                           Distributions and Taxes              61
                           Services For Fund Investors          63

                     FINANCIAL INFORMATION

   Financial highlights    Balanced Fund                        66
                           High Yield Fund                      70
                           Limited Duration U.S.
                              Government & Government
                              Sponsored Enterprises Fund        74
                           U.S. Government & Government
                              Sponsored Enterprises Fund        77

                     ADDITIONAL INFORMATION

      How to learn more    Back Cover
        about the Funds
              and other
      Lord Abbett Funds

                                                                   BALANCED FUND

                                    THE FUNDS

GOAL

     The Fund's investment objective is current income and capital growth.

PRINCIPAL STRATEGY

     This Fund is a "fund of funds" - meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. To pursue its goal, the Fund uses an asset allocation investment process by investing in other funds managed by Lord, Abbett & Co. LLC ("Lord Abbett"). These underlying funds generally focus their investments in either equity securities, including common and preferred stocks, warrants and similar instruments, or fixed income securities, which may include investment grade or high-yield debt securities, and mortgage-related securities.

     The Fund will generally seek to allocate investments in equity and fixed income funds in a proportion that the manager believes is best suited to achieving the Fund's investment objective in light of current market conditions. The current proportion is the Target Allocation. The manager may vary this proportion within the Target Range.

     The Fund will decide in which of the underlying funds it will invest at any particular time, as well as the relative amounts invested in those funds. The Fund may change the amounts invested in any or all of the underlying funds at any time without shareholder approval.

[SIDENOTE]

WE OR THE FUND OR BALANCED FUND refers to the Balanced Series, a portfolio or series of Lord Abbett Investment Trust (the "Trust").

BALANCED FUND may invest in nine separate underlying funds, each with its own investment objective and policies. These funds currently consist of:

-  LORD ABBETT AFFILIATED FUND ("Affiliated Fund")
-  LORD ABBETT ALL VALUE FUND ("All Value Fund")
-  LORD ABBETT BOND-DEBENTURE FUND ("Bond-Debenture Fund")
-  LORD ABBETT CORE FIXED INCOME FUND ("Core Fixed Income Fund")
-  LORD ABBETT GROWTH OPPORTUNITIES FUND ("Growth Opportunities Fund")
-  LORD ABBETT LARGE-CAP CORE FUND ("Large-Cap Core Fund")
-  LORD ABBETT MID-CAP VALUE FUND ("Mid-Cap Value Fund")
-  LORD ABBETT TOTAL RETURN FUND ("Total Return Fund")
- LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND ("U.S. Government & Government Sponsored Enterprises Fund")

                                                                   BALANCED FUND

     The table below illustrates the current Target Allocation and Target Ranges in the underlying equity and fixed income funds.

UNDERLYING FUNDS
BY CATEGORY                       TARGET ALLOCATION           TARGET RANGE
---------------------------------------------------------------------------
EQUITY FUNDS                             60%                     40-60%

   Affiliated Fund
   All Value Fund
   Growth Opportunities Fund
   Large-Cap Core Fund
   Mid-Cap Value Fund

FIXED INCOME FUNDS                       40%                     40-60%

   Bond-Debenture Fund
   Core Fixed Income Fund
   Total Return Fund
   U.S. Government & Government
    Sponsored Enterprises Fund
---------------------------------------------------------------------------

     The following is a concise description of the investment objectives and practices of each underlying fund. No offer is made in this Prospectus of the shares of the underlying funds, other than the U.S. Government & Government Sponsored Enterprises Fund.

     THE AFFILIATED FUND'S investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Affiliated Fund normally invests at least 80% of its net assets in equity securities of large, seasoned U.S. and MULTINATIONAL COMPANIES with market capitalizations of at least $5 billion at the time of purchase. In selecting investments, the Affiliated Fund attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value.

     THE ALL VALUE FUND'S investment objective is long-term growth of capital and income without excessive fluctuations in market value. The All Value Fund purchases equity securities of U.S. and multinational companies in all market capitalization ranges that it believes are undervalued. Under normal circumstances, the fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market

[SIDENOTE]

MULTINATIONAL COMPANIES are those companies that conduct their business operations and activities in more than one country.

                                                                   BALANCED FUND

     capitalizations of at least $5 billion at the time of purchase. The fund may invest its remaining assets in mid-sized and small company equity securities.

     THE BOND-DEBENTURE FUND'S investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Bond-Debenture Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. These securities may include all types of bonds, debentures, mortgage-related and other asset backed securities, HIGH-YIELD DEBT SECURITIES or "junk bonds," INVESTMENT GRADE DEBT SECURITIES, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of its assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The fund may invest up to 20% of its net assets in equity securities.

     THE CORE FIXED INCOME FUND'S investment objective is to seek income and capital appreciation to produce a high total return. The Core Fixed Income Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. These securities primarily include U.S. Government, mortgage-related, and investment grade debt securities, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees").

     THE GROWTH OPPORTUNITIES FUND'S investment objective is to seek capital appreciation. The Growth Opportunities Fund uses a growth style of investing favoring companies that show the potential for strong revenue and earnings growth. Under normal circumstances, the fund invests at least 65% of its net assets in equity securities of mid-sized companies within the market capitalization range of the Russell Mid-Cap Index, a widely used benchmark for mid-cap stock performance. As of July 1, 2003, the market capitalization range of the Russell Mid-Cap Index was

[SIDENOTE]

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

                                                                   BALANCED FUND

     approximately $450 million to $12 billion. This market capitalization range will vary in response to changes in the market.

     THE LARGE-CAP CORE FUND'S investment objective is growth of capital and growth of income consistent with reasonable risk. The Large-Cap Core Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned, U.S. and multinational companies with market capitalizations of at least $5 billion at the time of purchase. The fund invests in the full spectrum of large companies including those with value or growth characteristics.

     THE MID-CAP VALUE FUND'S investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies with market capitalizations of roughly $500 million to $10 billion at the time of purchase.

     THE TOTAL RETURN FUND'S investment objective is to seek income and capital appreciation to produce a high total return. The Total Return Fund invests primarily in the following fixed income securities: U.S. Government securities; mortgage-related securities; and investment grade debt securities, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees"); high-yield debt securities or "junk bonds;" and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. Investments in high-yield debt and non-U.S. debt denominated in foreign currencies are each limited to 20% of its net assets.

                                                                   BALANCED FUND

     THE U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND'S investment objective is high current income consistent with reasonable risk. By reasonable risk we mean that the volatility the fund is expected to have over time will approximate that of the Lehman Brothers Government Bond Index. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises, including mortgage-related securities.

MAIN RISKS OF THE BALANCED FUND AND ITS UNDERLYING FUNDS

     The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportion in which the Fund invests in them.

     You may invest in the underlying funds directly. By investing in the Fund, you will incur a proportionate share of the expenses of the underlying funds in addition to any expenses of the Fund.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund offers a greater level of diversification than many other types of mutual funds, it is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

     The following summarizes some, but not all, of the risks that apply to each underlying fund and may result in a loss of your investment. There can be no assurance that an underlying fund will achieve its investment objective.

                                                                   BALANCED FUND

     AFFILIATED FUND, ALL VALUE FUND, GROWTH OPPORTUNITIES FUND, LARGE-CAP CORE FUND, AND MID-CAP VALUE FUND. These underlying funds are subject to the general risks and considerations associated with equity investing. Their values will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the underlying fund invests. If an underlying fund's assessment of market conditions or companies held in the fund is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     The underlying funds also are subject to the particular risks associated with the types of stocks in which they normally invest: VALUE STOCKS in the case of the Affiliated Fund, All Value Fund and the Mid-Cap Value Fund; growth stocks in the case of the Growth Opportunities Fund, and value and GROWTH STOCKS in the case of Large-Cap Core Fund. Value and growth stocks may perform differently than the market as a whole and differently from each other or other types of stocks. This is because these types of stocks shift in and out of favor depending on market and economic conditions. For instance, the market may fail to recognize the intrinsic value of particular value stocks for a long time. Also, growth companies may grow faster than other companies which may result in greater volatility in their stock prices.

     Investments in mid-sized or small companies generally involve greater risks than investments in large company stocks. Mid-sized or small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have relatively less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. In addition, there may be less liquidity in mid-sized or small company stocks, subjecting them to greater price fluctuations than larger company stocks.

[SIDENOTE]

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

GROWTH STOCKS generally exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level. They tend to be more volatile than slower-growing value stocks.

                                                                   BALANCED FUND

     Due to their investments in multinational companies, the underlying funds may experience increased market, liquidity, currency, political, information, and other risks.

     BOND-DEBENTURE FUND, CORE FIXED INCOME FUND, TOTAL RETURN FUND, AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND. These underlying funds are subject to the general risks and considerations associated with investing in debt securities. The value of an investment in each fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term fixed income securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price.

     High-yield debt securities, or junk bonds, in which the Bond-Debenture Fund and the Total Return Fund may invest are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to an underlying fund, a risk that is greater with junk bonds in which the Bond-Debenture Fund and Total Return Fund may invest. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the underlying funds. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Except for the U.S. Government & Government Sponsored Enterprises Fund, each of these underlying funds may invest its assets in foreign securities in accordance with their investment objective and policies. Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

                                                                   BALANCED FUND

     The mortgage-related securities in which these underlying funds may invest, including collateralized mortgage obligations ("CMOs"), may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a fund to a lower rate of return upon reinvestment of prinicipal. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security. These factors may result in lower performance or losses for these underlying funds.

     Although certain U.S. Government securities in which the funds may invest are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. Certain securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

                                          BALANCED FUND Symbols: Class A - LABFX
                                                                 Class B - LABBX
                                                                 Class C - BFLAX
                                                                 Class P - LABPX

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

1995        +22.8%
1996         +9.1%
1997        +17.3%
1998         +8.8%
1999        +11.0%
2000         +7.4%
2001         -1.8%
2002        -10.9%
2003        +24.5%
2004            _%

BEST QUARTER 2nd Q '03  +13.2%
WORST QUARTER 3rd Q '02 -11.9%

================================================================================

     The table below shows how the average annual total returns of the Fund's Class A, B, C and P shares compare to those of a broad-based securities market index, a more narrowly based index that more closely reflects the market sectors in which the Fund invests, and the Lipper Balanced Funds Average. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal The FundsBalanced Fundincome tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are

                                                                   BALANCED FUND

     not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                                                      LIFE OF
SHARE CLASS                                                     1 YEAR    5 YEARS     FUND(1)
Class A Shares
 Return Before Taxes                                                  %          %           %

 Return After Taxes
  on Distributions                                                    %          %           %

 Return After Taxes
  on Distributions and
  Sale of Fund Shares                                                 %          %           %

Class B Shares                                                        %          %           %

Class C Shares                                                        %          %           %

Class P Shares                                                        %          %           %

Russell 3000(R) Index(2)                                              %          %           %(3)
 (reflects no deduction for fees,                                                            %(4)
 expenses, or taxes)                                                                         %(5)
                                                                                             %(6)

60% Russell 3000(R), 40% Lehman Brothers                              %          %           %(3)
Aggregate Bond Index(2)                                                                      %(4)
 (reflects no deduction for fees,                                                            %(5)
 expenses, or taxes)                                                                         %(6)

Lipper Balanced Funds Average(2)                                      %          %           %(3)
 (reflects no deduction for fees,                                                            %(4)
 expenses, or taxes)                                                                         %(5)
                                                                                             %(6)


(1) The date each class was first offered to the public is: Class A - 12/27/94; Class B - 5/1/98; Class C - 7/15/96; and Class P - 12/31/02.

(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.


(3) Represents total returns for the period 12/31/94 to 12/31/04, to correspond with Class A period shown.

(4) Represents total returns for the period 4/30/98 to 12/31/04, to correspond with Class B period shown.

(5) Represents total returns for the period 7/31/96 to 12/31/04, to correspond with Class C period shown.

(6) Represents total returns for the period 12/31/02 to 12/31/04, to correspond with Class P period shown.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                                   BALANCED FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------

                                                                       CLASS A    CLASS B(1)       CLASS C          CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales
Charge on Purchases
 (as a % of offering price)                                               5.75%(2)      none          none             none

Maximum Deferred
Sales Charge
 (See "Purchases")(3)                                                     none(4)       5.00%         1.00%(5)         none

Annual Fund Operating Expenses
(Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees
 (See "Management")(6)                                                    0.10%         0.10%         0.10%            0.10%

Distribution and Service
 (12b-1) Fees(7)                                                          0.36%         1.00%         1.00%            0.45%

Other Expenses(6)                                                         0.25%         0.25%         0.25%            0.25%

Underlying Funds' Expense(8)                                              0.58%         0.58%         0.58%            0.58%

Total Operating Expenses(6)                                               1.29%         1.93%         1.93%            1.38%

(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(7) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(8) Shareholders in the Balanced Fund bear indirectly the Class Y shares expenses of the underlying funds in which the Balanced Fund invests. Because the amount of Balanced Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

LORD ABBETT IS CURRENTLY WAIVING ITS MANAGEMENT FEES FOR THE FUND. LORD ABBETT MAY STOP WAIVING THE MANAGEMENT FEES AT ANY TIME. TOTAL OPERATING EXPENSES LESS THE MANAGEMENT FEE WAIVER AND EXPENSES ASSUMED BY UNDERLYING FUNDS (AS DESCRIBED BELOW) ARE 0.36% (CLASS A SHARES), 1.00% (CLASS B AND CLASS C SHARES), AND 0.45% (CLASS P SHARES).

12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. The Fund has entered into a servicing arrangement with the underlying funds under which the underlying funds may bear certain of the Fund's Other Expenses. As a result, the Fund does not expect to bear any of these Other Expenses.

                                                                   BALANCED FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class Y expenses of the underlying funds. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS             1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A Shares         $    699   $    960   $  1,242   $  2,042

Class B Shares         $    696   $    906   $  1,242   $  2,088

Class C Shares         $    296   $    606   $  1,042   $  2,254

Class P Shares         $    140   $    437   $    755   $  1,657

You would pay the following expenses if you did not redeem your shares:


                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A Shares         $    699   $    960   $  1,242   $  2,042

Class B Shares         $    196   $    606   $  1,042   $  2,088

Class C Shares         $    196   $    606   $  1,042   $  2,254

Class P Shares         $    140   $    437   $    755   $  1,657

                                                                 HIGH YIELD FUND

GOAL

     The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund normally invests in HIGH-YIELD DEBT SECURITIES, sometimes called "lower-rated bonds" or "junk bonds," which entail greater risks than investments in higher-rated or INVESTMENT GRADE DEBT SECURITIES. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in lower-rated debt securities, some of which are convertible into common stock or have warrants to purchase common stock. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

     We believe that a high total return (current income and capital appreciation) may be derived from an actively-managed, diversified portfolio of investments. We seek unusual values, particularly in lower-rated debt securities. Also, buying lower-rated bonds when we believe the credit risk is likely to decrease may generate higher returns. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term fixed income securities are usually more sensitive to interest rate

[SIDENOTE]

WE OR THE FUND OR HIGH YIELD FUND refers to the Lord Abbett High Yield Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal circumstances, the duration of the Fund's debt securities will be between three to seven years with an average maturity of five to twelve years.

                                                                 HIGH YIELD FUND

     changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price. High-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling.

     There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Convertible securities tend to be more volatile and produce more income than their underlying stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     The mortgage-related securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment risk also will affect the price and volatility of a mortgage-related security.

     Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                        HIGH YIELD FUND Symbols: Class A - LHYAX
                                                                 Class B - LHYBX
                                                                 Class C - LHYCX
                                                                 Class P - LHYPX

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

1999         +6.6%
2000         -3.0%
2001         +5.4%
2002         -0.1%
2003        +21.6%
2004            _%

BEST QUARTER 2nd Q '03  +8.3%
WORST QUARTER 3rd Q '01 -4.0%

================================================================================

                                                                 HIGH YIELD FUND

     The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of two broad-based securities market indices. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================

 AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                                                      LIFE OF
SHARE CLASS                                                     1 YEAR    5 YEARS     FUND(1)
Class A Shares

 Return Before Taxes                                                  %          %           %

 Return After Taxes
  on Distributions                                                    %          %           %

 Return After Taxes
  on Distributions and
  Sale of Fund Shares                                                 %          %           %

Class B Shares                                                        %          %           %

Class C Shares                                                        %          %           %

Class P Shares                                                        %          %           %

CSFB High Yield Index(2)                                              %          %           %(3)
 (reflects no deduction for fees,                                                            %(4)
 expenses or taxes)

Merrill Lynch High Yield
 Master II Index(2)                                                   %          %           %(3)
 (reflects no deduction for fees,                                                            %(4)
 expenses or taxes)


(1) The date each class was first offered to the public is: Class A - 12/31/98; Class B - 12/31/98; Class C - 12/31/98; and Class P - 12/31/02.

(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.


(3) Represents total return for the period 12/31/98 - 12/31/04, to correspond with Class A, B, and C periods shown.

(4) Represents total return for the period 12/31/02 - 12/31/04, to correspond with Class P period shown.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                                 HIGH YIELD FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------

                                                                          CLASS A    CLASS B(1)       CLASS C          CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales
Charge on Purchases
 (as a % of offering price)                                                  4.75%(2)      none          none             none

Maximum Deferred
Sales Charge
 (See "Purchases")(3)                                                        none(4)       5.00%         1.00%(5)         none

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees
 (See "Management")                                                          0.60%         0.60%         0.60%            0.60%

Distribution and Service
 (12b-1) Fees(6)                                                             0.39%         1.00%         1.00%            0.45%

Other Expenses(7)                                                            0.24%         0.24%         0.24%            0.24%

Total Operating Expenses(7)                                                  1.23%         1.84%         1.84%            1.29%

(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(7) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                                 HIGH YIELD FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS             1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A Shares         $    594   $    847   $  1,119   $  1,893

Class B Shares         $    687   $    879   $  1,195   $  1,999

Class C Shares         $    287   $    579   $    995   $  2,159

Class P Shares         $    131   $    409   $    708   $  1,556

You would pay the following expenses if you did not redeem your shares:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A Shares         $    594   $    847   $  1,119   $  1,893

Class B Shares         $    187   $    579   $    995   $  1,999

Class C Shares         $    187   $    579   $    995   $  2,159

Class P Shares         $    131   $    409   $    708   $  1,556

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

GOAL

     The Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. The Fund is not a money market fund.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises (including mortgage-related securities), such as:

     - FEDERAL HOME LOAN BANK
     - FEDERAL HOME LOAN MORTGAGE CORPORATION
     - FEDERAL NATIONAL MORTGAGE ASSOCIATION
     - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

     The Fund will provide shareholders with at least 60 days' notice of any change in this policy.

     The Fund may invest its remaining assets in various types of fixed income securities, including investment grade debt securities, asset-backed securities and cash equivalents.

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range between one and four years. The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES (GSE) FUND (formerly known as Limited Duration U.S. Government Securities Series) refers to the Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, a series or portfolio of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. The Fund does not attempt to maintain a stable net asset value.

     Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. The Fund generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. There is no assurance that the U.S. Government will provide financial support to government sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

     The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

                                                        Symbols: Class A - LALDX
                                                                 Class B - LLTBX
                                                                 Class C - LDLAX

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to different expenses each class bears. No performance is shown for Class P shares since the Fund has not issued Class P shares to date.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

1995        +10.1%
1996         +1.3%
1997         +6.9%
1998         +6.6%
1999         +2.8%
2000         +9.2%
2001         +6.5%
2002         +7.6%
2003         +1.8%
2004            _%

BEST QUARTER 3rd Q '01  +3.5%
WORST QUARTER 1st Q '94 -2.8%

================================================================================

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     The table below shows how the average annual total returns of the Fund's Class A, B, and C shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                                            LIFE OF
 SHARE CLASS                                  1 YEAR   5 YEARS   10 YEARS   FUND(1)
Class A Shares
Return Before Taxes                                %         %          %         %
Return After Taxes
 on Distributions                                  %         %          %         %
Return After Taxes
 on Distributions and
 Sale of Fund Shares                               %         %          %         %
Class B Shares                                     %         %          %         %
Class C Shares                                     %         %          %         %
Lehman Intermediate
Government Bond Index(2)                           %         %          %         %(3)
(reflects no deduction of fees,                                                   %(4)
expenses or taxes)


(1) The dates Class B and Class C were first offered to the public are 5/2/03 and 7/15/96, respectively.

(2) The performance of the unmanaged index is not necessarily representative of the Fund's performance.


(3) Represents total returns for the period 4/30/03 to 12/31/04, to correspond with Class B period shown.

(4) Represents total returns for the period 7/31/96 to 12/31/04, to correspond with Class C period shown.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

================================================================================
FEES AND EXPENSES
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE


                                                                       CLASS A       CLASS B(1)   CLASS C        CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
(as a % of offering price)                                                3.25%(2)       none        none           none
Maximum Deferred
Sales Charge
(See "Purchases")(3)                                                      none(4)        5.00%       1.00%(5)       none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees
(See "Management")(6)                                                     0.40%          0.40%       0.40%          0.40%
Distribution and Service
(12b-1) Fees(7)                                                           0.35%          1.00%       1.00%          0.45%
Other Expenses                                                                %              %           %              %
Total Operating Expenses(6)(8)                                                %              %           %              %
Expense Reimbursement(6)(8)                                                   %              %           %              %
Net Expenses(6)(8)                                                        0.90%          1.55%       1.55%          1.00%


(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.


(6) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(7) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(8) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.90% of average daily net assets for Class A shares and 1.55% of average daily net assets for Class B and C shares and 1.00% of average daily net assets for Class P shares.


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

12b-1 FEES are incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
Class A Shares                               $   431   $   654   $   896   $ 1,588
Class B Shares                               $   675   $   842   $ 1,133   $ 1,858
Class C Shares                               $   275   $   542   $   933   $ 2,030
Class P Shares                               $   119   $   372   $   644   $ 1,420

You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR    3 YEARS   5 YEARS  10 YEARS
Class A Shares                               $   431   $   654   $   896   $ 1,588
Class B Shares                               $   175   $   542   $   933   $ 1,858
Class C Shares                               $   175   $   542   $   933   $ 2,030
Class P Shares                               $   119   $   372   $   644   $ 1,420

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

GOAL

     The Fund's investment objective is high current income consistent with reasonable risk. By reasonable risk we mean that the volatility the Fund is expected to have over time will approximate that of the Lehman Brothers Government Bond Index.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund primarily invests in U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce high current income consistent with reasonable risk. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises (including mortgage-related securities), such as:

     - FEDERAL HOME LOAN BANK
     - FEDERAL HOME LOAN MORTGAGE CORPORATION
     - FEDERAL NATIONAL MORTGAGE ASSOCIATION
     - FEDERAL FARM CREDIT BANK
     - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

     The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund attempts to manage, but not eliminate, interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range between three and eight years. The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDE NOTE]

WE OR THE FUND OR U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES (GSE) FUND (formerly known as U.S. Government Securities Series) refers to the Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. The Fund does not attempt to maintain a stable net asset value.

     Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. The Fund generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. Others, such as the Federal Farm Credit Bank, are supported only by the credit of the government sponsored enterprise itself. There is no assurance that the U.S. Government will provide financial support to government sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

     The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                        Symbols: Class A - LAGVX
                                                                 Class B - LAVBX
                                                                 Class C - LAUSX

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears. No performance is shown for Class P shares since the Fund has not issued Class P shares to date.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

  95   +15.7%
  96    +1.7%
  97    +9.2%
  98    +7.9%
  99    -1.6%
2000   +11.4%
2001    +6.9%
2002    +9.8%
2003    +1.6%
2004       _%

BEST QUARTER  3rd Q '01  +4.8%
WORST QUARTER 1st Q '94  -3.4%

================================================================================

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     The table below shows how the average annual total returns of the Fund's Class A, B, and C shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004
--------------------------------------------------------------------------------


                                                                           LIFE OF
SHARE CLASS                                   1 YEAR   5 YEARS   10 YEARS   FUND(1)
Class A Shares
Return Before Taxes                                %         %          %         %
Return After Taxes
 on Distributions                                  %         %          %         %
Return After Taxes
 on Distributions and
 Sale of Fund Shares                               %         %          %         %
Class B Shares                                     %         %          %         %
Class C Shares                                     %         %          %         %
Lehman Brothers
Government Bond Index(2)
(reflects no deduction of fees,
expenses or taxes)                                 %         %          %         %(3)


(1) The dates Class B shares and Class C shares were first offered to the public were 8/1/96 and 7/15/96, respectively.

(2) The performance of the unmanaged index is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 7/31/96 to 12/31/03, to correspond with Class B and Class C period shown.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------


                                                                       CLASS A      CLASS B(1)   CLASS C    CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
(as a % of offering price)                                                4.75%(2)       none        none        none
Maximum Deferred
Sales Charge
(See "Purchases")(3)                                                      none(4)        5.00%       1.00%(5)    none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees
(See "Management")(6)                                                     0.50%          0.50%       0.50%       0.50%
Distribution and Service
(12b-1) Fees(7)                                                           0.37%          1.00%       1.00%       0.45%
Other Expenses                                                            0.23%          0.23%       0.23%       0.23%
Total Operating Expenses(6)(8)                                            1.10%          1.73%       1.73%       1.18%
Expense Reimbursement(6)(8)                                                   %              %           %           %
Net Expenses(6)(8)                                                        1.00%          1.65%       1.65%       1.10%


(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(7) These amounts have been restated from fiscal year amounts to reflect estimated current fees.


(8) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 1.00% of average daily net assets for Class A shares and 1.65% of average daily net assets for Class B and C shares and 1.10% of average daily net assets for Class P shares.


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS                                   1 YEAR   3 YEARS   5 YEARS  10 YEARS
Class A Shares                               $   582   $   808   $ 1,052   $ 1,752
Class B Shares                               $   676   $   845   $ 1,139   $ 1,874
Class C Shares                               $   276   $   545   $   939   $ 2,041
Class P Shares                               $   120   $   375   $   649   $ 1,432

You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR    3 YEARS   5 YEARS  10 YEARS
Class A Shares                               $   582   $   808   $ 1,052   $ 1,752
Class B Shares                               $   176   $   545   $   939   $ 1,874
Class C Shares                               $   176   $   545   $   939   $ 2,041
Class P Shares                               $   120   $   375   $   649   $ 1,432

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the investment techniques that might be used by each Fund and the Balanced Fund's underlying funds and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. Each Fund and each of the Balanced Fund's underlying funds will be subject to the risks associated with investments. Each Fund and the Balanced Fund's underlying funds may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, each Fund and each of the Balanced Fund's underlying funds may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's or underlying fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     EQUITY SECURITIES. Some of the Balanced Fund's underlying funds may invest in equity securities. The High Yield Fund may invest up to 20% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a The Fundscompany. The value of equity securities fluctuates based on changes in a company's financial condition, and on market and economic conditions.

     FOREIGN SECURITIES. Certain of the Balanced Fund's underlying funds may invest in foreign securities. The High Yield Fund may invest up to 20% of its net assets in foreign securities. This limitation does not include American Depositary Receipts ("ADRs"). Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher, in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund, as well as certain of the Balanced Fund's underlying funds, may enter into financial futures contracts and options thereon for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter market ("OTC"). Each Fund may not purchase or sell futures contracts or options on futures contracts on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed `The Funds5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

     RISKS OF OPTIONS AND FUTURES. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Each Fund and certain of the Balanced Fund's underlying funds may invest extensively in mortgage-related securities and certain of the Balanced Fund's underlying funds, High Yield Fund and Limited Duration U.S. Government & Government Sponsored Enterprises Fund also may invest in other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The value of these securities is extremely sensitive to the rate of principal payments (including The Fundsprepayments) on the underlying mortgage assets; an unexpected change in the rate of principal payments may cause these securities to perform poorly.


     PORTFOLIO TURNOVER RATE. The Limited Duration U.S. Government & Government Sponsored Enterprises Fund and U.S. Government & Government Sponsored Enterprises Fund may engage in active and frequent trading of their portfolio securities to achieve their principal investment strategies and can be expected to have a portfolio turnover rate substantially in excess of 100%. For the fiscal year ended November 30, 2004, the portfolio turnover rate for the Limited Duration U.S.

     Government & Government Sponsored Enterprises Fund was _____% and the portfolio turnover rate for the U.S. Government & Government Sponsored Enterprises Fund was _____%. This rate varies from year to year. High turnover increases transaction costs, may increase taxable capital gains and may adversely impact performance.


     TEMPORARY DEFENSIVE INVESTMENTS. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the The Fundsmarket and prevent a Fund from achieving its investment objective.


     INFORMATION ON PORTFOLIO HOLDINGS. The Funds' Annual and Semi-Annual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedule of portfolio holdings with the SEC on Form N-Q for their first and third fiscal quarters.

     In addition, on or about the first day of the second month following each calendar quarter-end, the Funds make publicly available a complete schedule of their portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available Fund portfolio commentaries or fact sheets containing a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, among other things, and/or portfolio attribution information within thirty days following the end of each calendar quarter for which such information is made available. This information will remain available until the schedule, commentary, fact sheet or performance attribution information for the next quarter is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com or request a copy at no charge by calling Lord Abbett at 800-821-5129.

     For more information on the Funds' policies and procedures with respect to the disclosure of their portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies - Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

     BOARD OF TRUSTEES. The Board oversees the management of the business and affairs of the Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

     INVESTMENT ADVISER. The Funds' investment adviser is Lord, Abbett & Co. LLC which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $__ billion in 50 mutual funds and other advisory accounts as of January 30, 2005.


     Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets. Each fee is calculated daily and payable monthly.

     Effective April 1, 2004, Lord Abbett reduced its contractual management fee from .75 of 1% to .10 of 1% for BALANCED FUND. For the fiscal year ended November 30, 2003, Lord Abbett waived its entire management fee of .75 of 1% for Balanced Fund. Lord Abbett may stop waiving the management fee at any time.

     For the fiscal year ended November 30, 2003, the fee paid to Lord Abbett was at a rate of .60 of 1% of average daily net assets of HIGH YIELD FUND.


     Effective December 1, 2004 Lord Abbett is entitled to the following fee for LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND calculated as follows:

       0.40 of 1% of the first $1 billion of average daily net assets;
       0.35 of 1% of the next $1 billion;
       0.30 of 1% on its assets over $2 billion.

     Prior to December 1, 2004, Lord Abbett was entitled to an annual fee of .50 of 1% on the Limited Duration U.S. Government & Government Sponsored Enterprises Fund's average daily net assets.


     Lord Abbett is entitled to the following fee for U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND calculated as follows:

       .50 of 1% on the first $3 billion of average daily net assets and .45 of 1% on its assets over $3 billion.


     Based on this calculation, the fee paid to Lord Abbett for the fiscal year ended November 30, 2004, was at an effective rate of .50 of 1% of this Fund's average daily net assets.


     In addition, Lord Abbett provides certain administrative services to each Fund for a fee at the annual rate of .04 of 1% of each Fund's average daily net assets, with the exception of Balanced Fund which pays no such fee. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord

     Abbett provides to the Funds, see the Statement of Additional Information.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments.

     BALANCED FUND. Robert S. Dow, Managing Partner and Chief Investment Officer, Zane E. Brown, Partner and Director of Fixed Income, and Robert G. Morris, Partner and Director of Equity Investments, oversee and review the allocation and investment of the Fund's assets in the underlying funds.
     Mr. Dow began his tenure with Lord Abbett in 1972. Mr. Brown has been with Lord Abbett since 1992. Mr. Morris has been with Lord Abbett since 1991.

     HIGH YIELD FUND. Christopher J. Towle, Partner and Investment Manager, heads the team and has been with Lord Abbett since 1987. Michael S. Goldstein, Partner and Fixed Income Investment Manager, is a senior team member and has been with Lord Abbett since 1997.

     LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997. The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and Fixed Income Investment Manager, joined Lord Abbett in 1997.

                                                                 YOUR INVESTMENT

PURCHASES

     Each Fund offers in this Prospectus four classes of shares: Classes A, B, C, and P. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends and sales charges. Class A, B, and C shares are offered to any investor. Class P shares are offered to certain investors as described below. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Opening Your Account."


     "We reserve the right to modify, restrict, or reject any purchase order or exchange request if a Fund or LORD ABBETT DISTRIBUTOR LLC (the "Distributor") determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.


     PRICING OF SHARES. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

     In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on

[SIDENOTE]

LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Funds to work with investment professionals that buy and/or sell shares of the Funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

     which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

     Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Funds' Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. Each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.


     Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.


     EXCESSIVE TRADING AND MARKET TIMING. The Funds are designed for long-term investors and are not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices may disrupt management of the Funds, raise their expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause the Funds difficulty in implementing long-term investment strategies because they cannot anticipate the amount of cash they will have to invest. The Funds may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative and other costs and adversely impact the Funds' performance.

     The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. We have longstanding procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors, FINANCIAL INTERMEDIARIES that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable us to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. We may modify these procedures from time to time.

     If, based on these procedures, we believe that an investor is engaging in, or has engaged in, excessive trading or


[SIDENOTE]

FINANCIAL INTERMEDIARIES include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     activity indicative of market timing, and the account is not maintained by a Financial Intermediary in an omnibus environment (discussed further below), we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. If the investor elects to exchange or redeem Fund shares, the transaction may be subject to a contingent deferred sales charge ("CDSC") or result in tax consequences.

     While we attempt to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that we will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although the Distributor encourages Financial Intermediaries to adhere to our policies and procedures when placing orders for their clients through omnibus accounts they maintain with the Funds, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

     Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of the Funds' shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support our procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If we identify activity that may be indicative of excessive short-term trading activity, we will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that we or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, we will request the Financial Intermediary to take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions similar to those that the Distributor would take, such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, we may consider whether to terminate the relationship. The nature of omnibus arrangements also may inhibit or prevent the Distributor or the Funds from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments have agreed to assess the CDSCs or assist the Distributor or the Funds in assessing them.

     SHARE CLASSES You should read this section carefully to determine which class of shares is best for you and discuss your selection with your investment professional. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, and the length of time you plan to hold the investment. Class A shares are sold at the NAV per share, plus a front-end sales charge which may be reduced or eliminated for larger purchases as described below. Class B, C, and P shares are offered at the NAV per share with no front-end sales charge. Early redemptions of Class B and C shares, however, may be subject to a contingent deferred sales charge ("CDSC"). Class A shares normally have the lowest annual expenses while Class B and C shares have the highest annual expenses. Generally, Class A dividends will be higher than dividends of the other share classes. As a result, in many cases if you are investing $100,000 or more and plan to hold the shares for a long time, you may find Class A shares suitable for you because of the expected lower expenses and the reduced sales charges available. You should discuss purchase options with your investment professional.


     FOR MORE INFORMATION ON SELECTING A SHARE CLASS, SEE "CLASSES OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION.

================================================================================
SHARE CLASSES
--------------------------------------------------------------------------------

CLASS A   - normally offered with a front-end sales charge, which may be reduced or eliminated in certain circumstances

          - generally lowest annual expenses due to lower 12b-1 fees

CLASS B   - no front-end sales charge, but a CDSC is applied to shares redeemed before the sixth anniversary of purchase

          - higher annual expenses than Class A shares due to higher 12b-1 fees

          - automatically converts to Class A shares after eight years

CLASS C   - no front-end sales charge, but a CDSC is applied to shares redeemed before the first anniversary of purchase

          - higher annual expenses than Class A shares due to higher 12b-1 fees

CLASS P   - available only to certain investors

          - no front-end sales charge and no CDSC

          - lower annual expenses than Class B or Class C shares due to lower 12b-1 fees

================================================================================
FRONT-END SALES CHARGES - CLASS A SHARES
(BALANCED FUND ONLY)
--------------------------------------------------------------------------------

                                                                      MAXIMUM
                                                        TO COMPUTE    DEALER'S
                               AS A          AS A        OFFERING    CONCESSION
                               % OF          % OF         PRICE        (% OF
                             OFFERING        YOUR         DIVIDE      OFFERING
YOUR INVESTMENT               PRICE       INVESTMENT      NAV BY       PRICE)
-------------------------------------------------------------------------------
Less than $50,000                 5.75%         6.10%        .9425         5.00%
$50,000 to $99,999                4.75%         4.99%        .9525         4.00%
$100,000 to $249,999              3.95%         4.11%        .9605         3.25%
$250,000 to $499,999              2.75%         2.83%        .9725         2.25%
$500,000 to $999,999              1.95%         1.99%        .9805         1.75%
$1,000,000                   No Sales
 and over                     Charge                        1.0000            +

+ See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


Note: The above percentages may vary for particular investors due to rounding.


================================================================================
FRONT-END SALES CHARGES - CLASS A SHARES
(HIGH YIELD AND U.S. GOVERNMENT & GSE FUNDS ONLY)
--------------------------------------------------------------------------------

                                                                      MAXIMUM
                                                        TO COMPUTE    DEALER'S
                               AS A          AS A        OFFERING    CONCESSION
                               % OF          % OF         PRICE        (% OF
                             OFFERING        YOUR         DIVIDE      OFFERING
YOUR INVESTMENT               PRICE       INVESTMENT      NAV BY       PRICE)
-------------------------------------------------------------------------------
Less than $100,000                4.75%         4.99%        .9525         4.00%
$100,000 to $249,999              3.95%         4.11%        .9605         3.25%
$250,000 to $499,999              2.75%         2.83%        .9725         2.25%
$500,000 to $999,999              1.95%         1.99%        .9805         1.75%
$1,000,000                   No Sales
 and over                     Charge                        1.0000             +

+ See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


Note: The above percentages may vary for particular investors due to rounding.

================================================================================
FRONT-END SALES CHARGES - CLASS A SHARES
(LIMITED DURATION U.S. GOVERNMENT & GSE FUND ONLY)
--------------------------------------------------------------------------------

                                                                      MAXIMUM
                                                        TO COMPUTE    DEALER'S
                               AS A          AS A        OFFERING    CONCESSION
                               % OF          % OF         PRICE        (% OF
                             OFFERING        YOUR         DIVIDE      OFFERING
YOUR INVESTMENT               PRICE       INVESTMENT      NAV BY       PRICE)
-------------------------------------------------------------------------------
Less than $50,000                 3.25%         3.36%        .9675         2.75%
$50,000 to $99,999                2.75%         2.83%        .9725         2.25%
$100,000 to $249,999              2.50%         2.56%        .9750         2.00%
$250,000 to $499,999              2.00%         2.04%        .9800         1.70%
$500,000 to $999,999              1.50%         1.52%        .9850         1.25%
$1,000,000                   No Sales
 and over                     Charge                        1.0000             +

+ See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


Note: The above percentages may vary for particular investors due to rounding.


     REDUCING YOUR CLASS A SHARE FRONT-END SALES CHARGES. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you or your Financial Intermediary must inform the applicable Fund at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of ELIGIBLE FUNDS in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you or your Financial Intermediary must let the Fund know. You may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     - RIGHTS OF ACCUMULATION - A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any

[SIDENOTE]

PLEASE INFORM THE FUNDS OR YOUR FINANCIAL INTERMEDIARY AT THE TIME OF YOUR PURCHASE OF FUND SHARES IF YOU BELIEVE YOU QUALIFY FOR A REDUCED FRONT-END SALES CHARGE.

ELIGIBLE FUND. An "Eligible Fund" is any Lord Abbett-sponsored fund except for
(1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett-sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

        Eligible Fund in order to reduce the sales charge on the new purchase.

     - LETTER OF INTENTION - A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days.

     The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) a Retirement and Benefit Plan including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, SIMPLE IRA plan, SEP IRA plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.


     FOR MORE INFORMATION ON ELIGIBILITY FOR THESE PRIVILEGES, READ THE APPLICABLE SECTIONS IN THE APPLICATION AND THE STATEMENT OF ADDITIONAL INFORMATION. THIS INFORMATION ALSO IS AVAILABLE UNDER "LORD ABBETT FUNDS" AT www.LordAbbett.com. OR BY CALLING LORD ABBETT AT 800-821-5129 (AT NO CHARGE).

     CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     -  purchases of $1 million or more, *

     - purchases by RETIREMENT AND BENEFIT PLANS with at least 100 eligible employees, *

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases, *

     - purchases made with dividends and distributions on Class A shares of another Eligible Fund,

     - purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares,

     - purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

     - purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases,

     - purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,


     - purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

     - purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer


[SIDENOTE]

A RETIREMENT AND BENEFIT PLANS include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of retirement plans. Call 800-253-7299 for information about:

-  Traditional, Rollover, Roth and Education IRAs

-  Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

-  Defined Contribution Plans
        under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

     SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A LISTING OF OTHER CATEGORIES OF PURCHASES THAT QUALIFY FOR CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE.

     *  THESE CATEGORIES MAY BE SUBJECT TO A CDSC.

     DEALER CONCESSIONS ON CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Dealers may receive distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

     -  purchases of $1 million or more,

     - purchases by Retirement and Benefit Plans with at least 100 eligible employees, or

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases ("alliance arrangements").

================================================================================
DEALER CONCESSION SCHEDULE - CLASS A SHARES
(FOR CERTAIN PURCHASES WITHOUT A FRONT-END SALES CHARGE)
--------------------------------------------------------------------------------

     The dealer concession received is based on the amount of the Class A share investment as follows:

                                      DEALER'S
                                      CONCESSION          DEALER'S
                                      FOR BALANCED        CONCESSION
                                      FUND, HIGH          FOR LIMITED
                                      YIELD FUND, AND     DURATION U.S.
 CLASS A               FRONT-END      U.S. GOVERNMENT &   GOVERNMENT &
 INVESTMENTS           SALES CHARGE*  GSE FUND            GSE FUND
---------------------------------------------------------------------------
First $5 million       None           1.00%               0.75%
Next $5 million
 above that            None           0.55%               0.55%
Next $40 million
 above that            None           0.50%               0.35%
Over $50 million       None           0.25%               0.25%


* Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which the shares were initially purchased. For alliance arrangements involving Financial Intermediaries offering multiple fund families to Retirement or Benefit Plans, the CDSC normally will be collected only when a Plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the Plan is invested.

     Dealers receive concessions expressed above on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule above and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to alliance arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived.

     Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

================================================================================

CONTINGENT DEFERRED SALES CHARGE (CDSC)
--------------------------------------------------------------------------------

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2. shares held for six years or more (Class B), or one year or more after the month of purchase (two years or more after the month of purchase if shares were purchased prior to November 1, 2004) (Class A), or one year or more (Class C)

  3. shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (second anniversary after the month of their purchase if shares were purchased prior to November 1, 2004) (Class A) or before the first anniversary of their purchase (Class C)

     CLASS A SHARE CDSC. If you buy Class A shares of a Fund under one of the starred (*) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which you initially purchased those shares, a CDSC of 1% will normally be collected.


     The Class A share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement and Benefit Plans (documentation may be required)

     - redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Funds and/or Lord Abbett

[SIDENOTE]

BENEFIT PAYMENT DOCUMENTATION. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Opening your Account."

     Distributor, provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds


     - redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002.


     - ELIGIBLE MANDATORY DISTRIBUTIONS under 403(b) Plans and individual retirement accounts


     CLASS B SHARE CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:


================================================================================
CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES
--------------------------------------------------------------------------------

ANNIVERSARY(1) OF                 CONTINGENT DEFERRED SALES
THE DAY ON WHICH                  CHARGE ON REDEMPTION
THE PURCHASE ORDER                (AS % OF AMOUNT SUBJECT
WAS ACCEPTED                      TO CHARGE)
On                    Before
                      1st                 5.0%
1st                   2nd                 4.0%
2nd                   3rd                 3.0%
3rd                   4th                 3.0%
4th                   5th                 2.0%
5th                   6th                 1.0%
on or after the 6th(2)                    None

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

     The Class B share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required)

[SIDENOTE]

ELIGIBLE MANDATORY DISTRIBUTIONS. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

     - Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

     -  death of the shareholder

     - redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     SEE "SYSTEMATIC WITHDRAWAL PLAN" UNDER "SERVICES FOR FUND INVESTORS" FOR MORE INFORMATION ON CDSCS WITH RESPECT TO CLASS B SHARES.

     CLASS C SHARE CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

     CLASS P SHARES. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV in connection with (a) orders made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such orders; and (b) orders for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Funds and/or
     Lord Abbett Distributor specifically for such orders.


     REINVESTMENT PRIVILEGE. If you redeem shares of a Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

SALES COMPENSATION

     As part of its plan for distributing shares, each Fund and Lord Abbett Distributor pay sales and service compensation to AUTHORIZED INSTITUTIONS that sell the Fund's shares and service its shareholder accounts.

     As shown in the table "Fees and Expenses," sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Funds. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:


FEE               CLASS A     CLASS B      CLASS C      CLASS P
----------------------------------------------------------------
Service              .25%        .25%         .25%         .20%
Distribution         .10%*       .75%         .75%         .25%



* Until October 1, 2004 Class A shares also paid a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


     The Rule 12b-1 plans for Class A and Class P shares provide that the maximum payments that may be authorized by the Board are .50% and .75%, respectively. We may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we will not require payment of any otherwise applicable CDSC.


     ADDITIONAL CONCESSIONS TO AUTHORIZED INSTITUTIONS. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Effective October 1, 2004, Lord Abbett Distributor began

[SIDENOTE]

AUTHORIZED INSTITUTIONS are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. Lord Abbett Distributor is an Authorized Institution.

12b-1 FEES ARE PAYABLE REGARDLESS OF EXPENSES. The amounts payable by a Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, a Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

     paying a one-time distribution fee of up to 1% on certain qualifying purchases, as described at "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge." Additional payments may be paid from Lord Abbett and Lord Abbett Distributor's own resources or from distribution fees received from a Fund and may be made in the form of cash, or, if permitted, non-cash payments. The non-cash payments may include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or merchandise. The cash payments may include payment of various business expenses of the dealer.

     SALES ACTIVITIES. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a Fund's Class A and Class C shares for activities that are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.


     SERVICE ACTIVITIES. We may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.


     RECORDKEEPING SERVICES. From time to time, the Funds may enter into arrangements with and pay fees to organizations that provide recordkeeping services to certain groups of investors in the Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of broker-dealers that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors;
     (e) furnishing proxy materials, periodic Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Funds in their compliance with state securities laws. In each instance, the fees a Fund pays are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services. In addition, none of these arrangements relate to distribution services. Lord Abbett Distributor also may pay the recordkeeper or an affiliate fees for other services pursuant to a selling dealer agreement or shareholder services agreement. The Funds understand that, in accordance with guidance from the U.S. Department of Labor, Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the plans or the Investors.


OPENING YOUR ACCOUNT

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT REQUIRED BY THE USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including each Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you - when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your

     Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, each Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

     MINIMUM INITIAL INVESTMENT

     -  Regular Account
        (Balanced Fund, High Yield Fund and
        Limited Duration U.S. Government &
        GSE Fund)                                       $  1,000
        (U.S. Government & GSE Fund)                    $    500
     -  Individual Retirement Accounts and
        403(b) Plans under the Internal Revenue Code    $    250
     -  Uniform Gift to Minor Account                   $    250
     -  Invest-A-Matic                                  $    250

     No minimum investment is required for certain Retirement and Benefit Plans and certain purchases through Financial Intermediaries that charge their clients a fee for services that include investment advisory or management services.

     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. You should note that your purchases and other transactions will be subject to review on an ongoing basis. Please carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     [NAME OF FUND]
     P.O. Box 219336
     Kansas City, MO 64121

     PROPER FORM. An order submitted directly to a Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 Your Investmentcalendar days. For more information, please call the Funds at 800-821-5129.

     BY EXCHANGE. Please call the Funds at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS


     Redemptions of each Fund's shares are executed at the NAV next determined after a Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide a Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," or "Class C Share CDSC."


     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Funds at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be

[SIDENOTE]

SMALL ACCOUNTS. The Board may authorize closing any account in which there are fewer than 25 shares if it is in a Fund's best interest to do so.

     processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an ELIGIBLE GUARANTOR. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

     A GUARANTEED SIGNATURE is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

     - a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

     - a redemption check payable to anyone other than the shareholder(s) of record,

     - a redemption check to be mailed to an address other than the address of record,

     - a redemption check payable to a bank other than the bank we have on file, or

     -  a redemption for $50,000 or more.

     REDEMPTIONS IN KIND. Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

     Each Fund expects to pay you dividends from its net investment income monthly. The Limited Duration U.S. Government & Government Sponsored Enterprises Fund and U.S. Government & Government Sponsored Enterprises Fund normally declare dividends from their net investment income daily. Each Fund expects to distribute any net capital gains annually as "capital gains distributions."

[SIDENOTE]

ELIGIBLE GUARANTOR is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

- In the case of an estate -

  /s/ Robert A. Doe
  Executor of the Estate of
  John W. Doe

  [Date]

[SEAL]

- In the case of a corporation -
  ABC Corporation

  /s/ Mary B. Doe

  By Mary B. Doe, President
  [Date]

[SEAL]

     Distributions will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct a Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, each Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, each Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

     A Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that a Fund receives may be subject to a reduced tax rate if you meet the holding period requirement. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

     If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

     Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SERVICES FOR FUND INVESTORS

     AUTOMATIC SERVICES


     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 800-821-5129.


FOR INVESTING

INVEST-A-MATIC                  You can make fixed, periodic investments
(Dollar-cost                    ($250 initial and $50 subsequent minimum)
averaging)                      into your Fund account by means of
                                automatic money transfers from your bank
                                checking account. See the Application for
                                instructions.

DIV-MOVE                        You may automatically reinvest the
                                dividends and distributions from your
                                account into another account in any
                                Eligible Fund ($50 minimum).

For selling shares

SYSTEMATIC                      You can make regular withdrawals from
WITHDRAWAL                      most Lord Abbett-sponsored funds.
PLAN ("SWP")                    Automatic cash withdrawals will be paid
                                to you from your account in fixed or
                                variable amounts. To establish a SWP,
                                the value of your shares for Class A or
                                Class C must be at least $10,000, and
                                for Class B the value of your shares
                                must be at least $25,000, except in the
                                case of a SWP established for Retirement
                                and Benefit Plans, for which there is no
                                minimum. Your shares must be in
                                non-certificate form.

CLASS B SHARES                  The CDSC will be waived on redemptions
                                of up to 12% of the current net asset
                                value of your account at the time of
                                your SWP request. For Class B share SWP
                                redemptions over 12% per year, the CDSC
                                will apply to the entire redemption.
                                Please contact the Fund for assistance
                                in minimizing the CDSC in this
                                situation.

CLASS B AND                     Redemption proceeds due to a SWP for
CLASS C SHARES                  Class B and Class C shares will be
                                redeemed in the order described under
                                "CDSC" under "Purchases."

     OTHER SERVICES

     TELEPHONE INVESTING. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Funds for an existing account. Each Fund will purchase the requested shares when it receives the money from your bank.

     EXCHANGES. You or your investment professional may instruct the Funds to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Funds must receive instructions for the exchange before the close of the NYSE on the day of your call, in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you (see "Distributions and Taxes" section). Be sure to read the current prospectus for any fund into which you are exchanging.


     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.


     HOUSEHOLDING. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

     SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

[SIDENOTE]

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.


EXCHANGE LIMITATIONS. As described under "Your Investment - Purchases," we reserve the right to modify, restrict, or reject any exchange request if a Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. Each Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

                                                                   BALANCED FUND

                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                   CLASS A SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                                 $      9.67     $     10.80     $     11.64     $     12.34
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .35             .42             .52             .58
 Net realized and unrealized gain (loss)                                  1.04           (1.14)           (.26)           (.01)
TOTAL FROM INVESTMENT OPERATIONS                                          1.39            (.72)            .26             .57
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.32)           (.41)           (.56)           (.60)
 Paid-in capital                                                            --              --            (.05)             --
 Net realized gain                                                        (.16)             --            (.49)           (.67)
TOTAL DISTRIBUTIONS                                                       (.48)           (.41)          (1.10)          (1.27)
NET ASSET VALUE, END OF YEAR                                       $     10.58     $      9.67     $     10.80     $     11.64
TOTAL RETURN(b)                                                          15.19%          (6.76)%          2.24%           4.85%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                       .40%            .38%            .32%            .36%
 Expenses, excluding waiver and
  expense reductions                                                      1.40%           1.39%           1.47%           1.51%
 Net investment income                                                    3.50%           4.19%           4.72%           4.94%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF YEAR (000)                                      $   399,266     $   154,128     $    98,032     $    75,360
PORTFOLIO TURNOVER RATE                                                    .00%            .00%          30.69%           3.86%

                                                                   BALANCED FUND

================================================================================


                                                                                   CLASS B SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                                 $      9.67     $     10.79     $     11.63     $     12.32
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .28             .36             .46             .53
 Net realized and unrealized gain (loss)                                  1.05           (1.14)           (.28)           (.04)
TOTAL FROM INVESTMENT OPERATIONS                                          1.33            (.78)            .18             .49
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.27)           (.34)           (.48)           (.51)
 Paid-in capital                                                            --              --            (.05)             --
 Net realized gain                                                        (.16)             --            (.49)           (.67)
TOTAL DISTRIBUTIONS                                                       (.43)           (.34)          (1.02)          (1.18)
NET ASSET VALUE, END OF YEAR                                       $     10.57     $      9.67     $     10.79     $     11.63
TOTAL RETURN(b)                                                          14.40%          (7.32)%          1.54%           4.22%
RATIOS TO AVERAGE NET ASSET
 Expenses, including waiver and
  expense reductions                                                      1.04%           1.00%           1.00%           1.00%
 Expenses, excluding waiver and
  expense reductions                                                      2.04%           2.01%           2.15%           2.15%
 Net investment income                                                    2.86%           3.57%           4.16%           4.52%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF YEAR (000)                                      $    52,943     $    29,415     $    22,837     $    15,527
PORTFOLIO TURNOVER RATE                                                    .00%            .00%          30.69%           3.86%

                                                                   BALANCED FUND

================================================================================


                                                                                   CLASS C SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                                 $      9.66     $     10.80     $     11.61     $     12.31
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .28             .36             .45             .50
 Net realized and unrealized gain (loss)                                  1.05           (1.14)           (.24)           (.02)
TOTAL FROM INVESTMENT OPERATIONS                                          1.33            (.78)            .21             .48
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.27)           (.36)           (.48)           (.51)
 Paid-in capital                                                            --              --            (.05)             --
 Net realized gain                                                        (.16)             --            (.49)           (.67)
TOTAL DISTRIBUTIONS                                                       (.43)           (.36)          (1.02)          (1.18)
NET ASSET VALUE, END OF YEAR                                       $     10.56     $      9.66     $     10.80     $     11.61
TOTAL RETURN(b)                                                          14.39%          (7.33)%          1.81%           4.12%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                      1.04%            .98%            .82%           1.00%
 Expenses, excluding waiver and
  expense reductions                                                      2.04%           1.99%           1.97%           2.15%
 Net investment income                                                    2.86%           3.59%           4.10%           4.28%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF YEAR (000)                                      $    42,090     $    23,968     $    19,835     $    15,778
PORTFOLIO TURNOVER RATE                                                    .00%            .00%          30.69%           3.86%

                                                                   BALANCED FUND

================================================================================


                                                                  CLASS P SHARES
                                                          ------------------------------
                                                                           12/31/2002(c)
                                                                                TO
                                                              2004          11/30/2003
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF PERIOD                                        $    9.15
INVESTMENT OPERATIONS
 Net investment income(a)                                                         .34
 Net realized and unrealized gain                                                1.34
TOTAL FROM INVESTMENT OPERATIONS                                                 1.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                           (.26)
NET ASSET VALUE, END OF PERIOD                                              $   10.57
TOTAL RETURN(b)                                                                 18.69%(d)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and expense reductions                                .45%(d)+
 Expenses, excluding waiver and expense reductions                               1.36%(d)+
 Net investment income                                                           3.12%(d)+

================================================================================

                                                                            12/31/2002(c)
                                                                                TO
SUPPLEMENTAL DATA:                                            2004           11/30/2003
NET ASSETS, END OF PERIOD (000)                                             $      26
PORTFOLIO TURNOVER RATE FOR THE YEAR
  ENDED NOVEMBER 30, 2003                                                         .00%


+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                                                                 HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

================================================================================


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.



                                                                                   CLASS A SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF PERIOD                               $      7.34     $      8.25     $      8.39     $      9.72
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .62             .69             .79             .85
 Net realized and unrealized gain (loss)                                   .82            (.83)           (.04)          (1.25)
TOTAL FROM INVESTMENT OPERATIONS                                          1.44            (.14)            .75            (.40)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.63)           (.73)           (.82)           (.93)
 Paid-in capital                                                            --            (.04)           (.07)             --
TOTAL DISTRIBUTIONS                                                       (.63)           (.77)           (.89)           (.93)
NET ASSET VALUE, END OF PERIOD                                     $      8.15     $      7.34     $      8.25     $      8.39
TOTAL RETURN(b)                                                          20.51%          (1.66)%          9.14%          (4.60)%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                   1.22%           1.26%           1.33%            .86%
 Expenses, excluding expense reductions                                   1.22%           1.26%           1.34%           1.37%
 Net investment income                                                    8.04%           9.04%           9.36%           9.18%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF PERIOD (000)                                    $   108,520     $    70,289     $    31,066     $    17,496
PORTFOLIO TURNOVER RATE                                                  72.69%          68.70%          93.11%          80.53%

                                                                 HIGH YIELD FUND

================================================================================


                                                                                   CLASS B SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF PERIOD                               $      7.31     $      8.22     $      8.37     $      9.70
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .57             .64             .74             .79
 Net realized and unrealized gain (loss)                                   .82            (.82)           (.05)          (1.24)
TOTAL FROM INVESTMENT OPERATIONS                                          1.39            (.18)            .69            (.45)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.58)           (.69)           (.77)           (.88)
 Paid-in capital                                                            --            (.04)           (.07)             --
TOTAL DISTRIBUTIONS                                                       (.58)           (.73)           (.84)           (.88)
NET ASSET VALUE, END OF PERIOD                                     $      8.12     $      7.31     $      8.22     $      8.37
TOTAL RETURN(b)                                                          19.80%          (2.26)%          8.36%          (5.17)%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                   1.83%           1.85%           1.96%           1.48%
 Expenses, excluding expense reductions                                   1.83%           1.85%           1.97%           1.99%
 Net investment income                                                    7.43%           8.45%           8.74%           8.57%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF PERIOD (000)                                    $    49,953     $    29,320     $    16,375     $     8,633
PORTFOLIO TURNOVER RATE                                                  72.69%          68.70%          93.11%          80.53%

                                                                 HIGH YIELD FUND

================================================================================


                                                                                   CLASS C SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF PERIOD                               $      7.32     $      8.23     $      8.37     $      9.70
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .57             .64             .74             .79
 Net realized and unrealized gain (loss)                                   .82            (.82)           (.04)          (1.24)
TOTAL FROM INVESTMENT OPERATIONS                                          1.39            (.18)            .70            (.45)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.58)           (.69)           (.77)           (.88)
 Paid-in capital                                                            --            (.04)           (.07)             --
TOTAL DISTRIBUTIONS                                                       (.58)           (.73)           (.84)           (.88)
NET ASSET VALUE, END OF PERIOD                                     $      8.13     $      7.32     $      8.23     $      8.37
TOTAL RETURN(b)                                                          19.83%          (2.25)%          8.48%          (5.17)%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                   1.83%           1.85%           1.96%           1.48%
 Expenses, excluding expense reductions                                   1.83%           1.85%           1.97%           1.99%
 Net investment income                                                    7.43%           8.45%           8.71%           8.60%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF PERIOD (000)                                    $    57,621     $    38,592     $    17,621     $     5,717
PORTFOLIO TURNOVER RATE                                                  72.69%          68.70%          93.11%          80.53%

                                                                 HIGH YIELD FUND
FINANCIAL HIGHLIGHTS (Continued)

================================================================================


                                                                   CLASS P SHARES
                                                          ------------------------------
                                                                           12/31/2002(c)
                                                                                TO
                                                              2004          11/30/2003
Per Share Operating Performance
Net asset value, beginning of period                                       $     7.37
INVESTMENT OPERATIONS
 Net investment income(a)                                                         .58
 Net realized and unrealized gain                                                 .72
TOTAL FROM INVESTMENT OPERATIONS                                                 1.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                           (.52)
NET ASSET VALUE, END OF PERIOD                                             $     8.15
TOTAL RETURN(b)                                                                 18.25%(d)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                          1.17%(d)+
 Expenses, excluding expense reductions                                          1.17%(d)+
 Net investment income                                                           7.30%(d)+

================================================================================

                                                                           12/31/2002(c)
                                                                                TO
SUPPLEMENTAL DATA:                                            2004          11/30/2003
NET ASSETS, END OF PERIOD (000)                                            $        1
PORTFOLIO TURNOVER RATE FOR THE YEAR ENDED
  NOVEMBER 30, 2003                                                             72.69%


+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
          (FORMERLY KNOWN AS LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                   CLASS A SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                         2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                                 $      4.54     $      4.48     $      4.45     $      4.34
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .06(c)          .12             .19(c)          .27(c)
 Net realized and unrealized gain (loss)                                   .05             .13             .17             .08
TOTAL FROM INVESTMENT OPERATIONS                                           .11             .25             .36             .35
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.12)           (.19)           (.33)           (.24)
 Net realized gain                                                        (.01)             --              --              --
TOTAL DISTRIBUTIONS                                                       (.13)           (.19)           (.33)           (.24)
NET ASSET VALUE, END OF YEAR                                       $      4.52     $      4.54     $      4.48     $      4.45
TOTAL RETURN(b)                                                           2.42%           5.59%           8.27%           8.03%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                    .98%            .78%            .94%            .29%
 Expenses, excluding expense reductions                                    .98%            .78%            .95%            .91%
 Net investment income                                                    1.30%           2.72%           4.30%           6.27%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF YEAR (000)                                      $   109,515     $    67,234     $    26,380     $     9,312
PORTFOLIO TURNOVER RATE                                                 463.24%         360.66%         564.26%         448.04%

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
          (FORMERLY KNOWN AS LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS (Continued)

================================================================================


                                                                  CLASS B SHARES
                                                          ------------------------------
                                                                           5/2/2003(e)
                                                                                TO
                                                               2004         11/30/2003
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF PERIOD                                       $     4.58
INVESTMENT OPERATIONS
 Net investment income(a)                                                         .01(c)
 Net realized and unrealized loss                                                (.02)
TOTAL FROM INVESTMENT OPERATIONS                                                 (.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                           (.04)
NET ASSET VALUE, END OF PERIOD                                             $     4.53
TOTAL RETURN(b)                                                                  (.14)%(d)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                          1.00%(d)
 Expenses, excluding expense reductions                                          1.00%(d)
 Net investment income                                                            .33%(d)+

================================================================================

                                                                           5/2/2003(e)
                                                                                TO
SUPPLEMENTAL DATA:                                             2004         11/30/2003
NET ASSETS, END OF PERIOD (000)                                            $    2,826
PORTFOLIO TURNOVER RATE FOR THE YEAR ENDED
   NOVEMBER 30, 2003                                                           463.24%

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
          (FORMERLY KNOWN AS LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS (Continued)

================================================================================


                                                                                   CLASS C SHARES
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED 11/30
                                                        2004          2003            2002            2001            2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                                 $      4.57     $      4.51     $      4.44     $      4.33
INVESTMENT OPERATIONS
 Net investment income(a)                                                  .03(c)          .08             .14(c)          .23(c)
 Net realized and unrealized gain (loss)                                   .06(f)          .12             .17             .08
TOTAL FROM INVESTMENT OPERATIONS                                           .09             .20             .31             .31
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                    (.10)           (.14)           (.24)           (.20)
 Net realized gain                                                        (.01)             --              --              --
TOTAL DISTRIBUTIONS                                                       (.11)           (.14)           (.24)           (.20)
NET ASSET VALUE, END OF YEAR                                       $      4.55     $      4.57     $      4.51     $      4.44
TOTAL RETURN(b)                                                           1.67%           4.57%           7.12%           7.23%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                                   1.71%           1.76%           1.94%           1.29%
 Expenses, excluding expense reductions                                   1.71%           1.76%           1.95%           1.91%
 Net investment income                                                     .57%           1.74%           2.91%           5.35%

================================================================================

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
NET ASSETS, END OF YEAR (000)                                      $    85,408     $    59,658     $    25,506     $     4,167
PORTFOLIO TURNOVER RATE                                                 463.24%         360.66%         564.26%         448.04%


+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Not annualized.
(e)  Commencement of offering of class shares.
(f)  Amount is less than $.01.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
                           (FORMERLY KNOWN AS U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                             CLASS A SHARES
                                           -----------------------------------------------------------------------------------
                                                                            YEAR ENDED 11/30
                                              2004             2003              2002              2001              2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                          $       2.64      $       2.59      $       2.51      $       2.45
INVESTMENT OPERATIONS
 Net investment income(a)                                            .05(c)            .08               .12(c)            .14(c)
 Net realized and unrealized gain (loss)                             .02               .10               .12               .08
TOTAL FROM INVESTMENT OPERATIONS                                     .07               .18               .24               .22
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                              (.10)             (.13)             (.16)             (.16)
NET ASSET VALUE, END OF YEAR                                $       2.61      $       2.64      $       2.59      $       2.51
TOTAL RETURN(b)                                                     2.80%             7.00%             9.62%             8.68%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                             1.09%             1.09%             1.09%             1.11%
 Expenses, excluding expense reductions                             1.09%             1.09%             1.10%             1.12%
 Net investment income                                              1.74%             3.05%             4.76%             5.75%

================================================================================

                                                                            YEAR ENDED 11/30
                                           -----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                            2004             2003              2002              2001              2000
NET ASSETS, END OF YEAR (000)                               $    929,392      $  1,097,968      $  1,093,286      $  1,126,887
PORTFOLIO TURNOVER RATE                                           667.87%           560.84%           688.68%           406.10%

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
                           (FORMERLY KNOWN AS U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS (Continued)

================================================================================


                                                                             CLASS B SHARES
                                           -----------------------------------------------------------------------------------
                                                                            YEAR ENDED 11/30
                                               2004             2003              2002              2001              2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                          $       2.64      $       2.59      $       2.52      $       2.45
INVESTMENT OPERATIONS
 Net investment income(a)                                            .03(c)            .06               .10(c)            .12(c)
 Net realized and unrealized gain (loss)                             .02               .10               .11               .09
TOTAL FROM INVESTMENT OPERATIONS                                     .05               .16               .21               .21
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                              (.09)             (.11)             (.14)             (.14)
NET ASSET VALUE, END OF YEAR                                $       2.60      $       2.64      $       2.59      $       2.52
TOTAL RETURN(b)                                                     1.78%             6.42%             8.56%             8.39%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                             1.72%             1.70%             1.70%             1.76%
 Expenses, excluding expense reductions                             1.72%             1.70%             1.71%             1.77%
 Net investment income                                              1.10%             2.44%             4.00%             5.10%

================================================================================

                                                                           YEAR ENDED 11/30
                                           -----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                            2004             2003              2002              2001              2000
NET ASSETS, END OF YEAR (000)                               $     78,894      $     97,262      $     56,264      $     30,250
PORTFOLIO TURNOVER RATE                                           667.87%           560.84%           688.68%           406.10%

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND
                           (FORMERLY KNOWN AS U.S. GOVERNMENT SECURITIES SERIES)

FINANCIAL HIGHLIGHTS (Continued)

================================================================================


                                                                             CLASS C SHARES
                                           -----------------------------------------------------------------------------------
                                                                            YEAR ENDED 11/30
                                               2004             2003              2002              2001              2000
Per Share Operating Performance
NET ASSET VALUE, BEGINNING OF YEAR                          $       2.65      $       2.60      $       2.52      $       2.45
INVESTMENT OPERATIONS
 Net investment income(a)                                            .03(c)            .06               .11(c)            .13(c)
 Net realized and unrealized gain (loss)                             .02               .10               .11               .08
TOTAL FROM INVESTMENT OPERATIONS                                     .05               .16               .22               .21
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                              (.09)             (.11)             (.14)             (.14)
NET ASSET VALUE, END OF YEAR                                $       2.61      $       2.65      $       2.60      $       2.52
TOTAL RETURN(b)                                                     1.75%             6.36%             8.93%             8.38%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                             1.72%             1.68%             1.70%             1.76%
 Expenses, excluding expense reductions                             1.72%             1.68%             1.71%             1.77%
 Net investment income                                              1.11%             2.46%             4.14%             5.15%

================================================================================

                                                                            YEAR ENDED 11/30
                                           -----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                            2004             2003              2002              2001              2000
NET ASSETS, END OF YEAR (000)                               $     89,048      $    111,853      $    101,476      $     93,163
PORTFOLIO TURNOVER RATE                                           667.87%           560.84%           688.68%           406.10%


(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Interest expense is less than $.01.

TO OBTAIN INFORMATION:           ADDITIONAL INFORMATION

BY TELEPHONE. For shareholder      More information on each Fund is
account inquiries call the         available free upon request, including
Funds at: 800-821-5129. For        the following:
literature requests call the
Funds at: 800-874-3733.            ANNUAL/SEMI-ANNUAL REPORT

BY MAIL. Write to the Funds at:    The Funds' Annual and Semi-Annual
The Lord Abbett Family of Funds    Reports contain more information about
90 Hudson Street                   each Fund's investments and performance.
Jersey City, NJ 07302-3973         The Annual Report also includes details
                                   about the market conditions and
VIA THE INTERNET.                  investment strategies that had a
LORD, ABBETT & CO. LLC             significant effect on each Fund's
www.LordAbbett.com                 performance during the last fiscal year.

Text only versions of Fund         STATEMENT OF ADDITIONAL INFORMATION ("SAI")
documents can be viewed online
or downloaded from the SEC:        Provides more details about the Funds
www.sec.gov.                       and their policies. A current SAI is on
                                   file with the Securities and Exchange
You can also obtain copies by      Commission ("SEC") and is incorporated
visiting the SEC's Public          by reference (is legally considered part
Reference Room in Washington,      of this prospectus).
DC (phone 202-942-8090) or by
sending your request and a
duplicating fee to the SEC's
Public Reference Section,
Washington, DC 20549-0102 or
by sending your request
electronically to
publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


                                    Lord Abbett Investment Trust -
                                      Balanced Series
Lord Abbett Mutual Fund shares        Lord Abbett High Yield Fund
  are distributed by:                 Lord Abbett Limited Duration U.S.
LORD ABBETT DISTRIBUTOR LLC            Government & Government Sponsored
    90 Hudson Street -                 Enterprises Fund
Jersey City, New Jersey 07302-3973    Lord Abbett U.S. Government & Government  LAIT-ED-1
                                       Sponsored Enterprises Fund               (4/05)


                            SEC FILE NUMBER: 811-7988
================================================================================

[LORD ABBETT LOGO]


                                                                       APRIL 1,
                                                                         2005


                                                                      PROSPECTUS

LORD ABBETT
  CORE FIXED INCOME FUND
  TOTAL RETURN FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                             PAGE
                     THE FUNDS

    Information about   Core Fixed Income Fund                                2
  the goal, principal   Total Return Fund                                     8
strategy, main risks,   Additional Investment Information                     15
   performance, fees,   Management                                            18
         and expenses

                   YOUR INVESTMENT

      Information for   Purchases                                             20
        managing your   Sales Compensation                                    33
         Fund account   Opening Your Account                                  36
                        Redemptions                                           38
                        Distributions and Taxes                               39
                        Services For Fund Investors                           41

               FINANCIAL INFORMATION

 Financial Highlights   Core Fixed Income Fund                                43
                        Total Return Fund                                     47

               ADDITIONAL INFORMATION

    How to learn more   Back Cover
      about the Funds
            and other
    Lord Abbett Funds

                                                          CORE FIXED INCOME FUND

                                   THE FUNDS

GOAL

     The investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund invests primarily in U.S. Government, mortgage-related, and INVESTMENT GRADE DEBT SECURITIES, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees").

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index (currently approximately four years). The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR CORE FIXED INCOME FUND refers to the Lord Abbett Core Fixed Income Fund, a portfolio or series of Lord Abbett Investment Trust (the "Trust").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. The Fund strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

                                                          CORE FIXED INCOME FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise.

     The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     The Fund's investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors.You could lose money by investing in the Fund.

                                 CORE FIXED INCOME FUND Symbols: Class A - LCRAX
                                                                 Class B - LCRBX
                                                                 Class C - LCRCX
                                                                 Class P - LCRPX

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

2001    9.5%
2002    9.3%
2003    3.8%
2004      _%

BEST QUARTER 3rd Q '01      +5.0%
WORST QUARTER 3rd Q '03     -0.3%

                                                          CORE FIXED INCOME FUND

     The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================

 AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                    LIFE OF
SHARE CLASS                             1 YEAR      FUND(1)
Class A Shares
 Return Before Taxes                         %            %
 Return After Taxes on Distributions         %            %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                        %            %
Class B Shares                               %            %
Class C Shares                               %            %
Class P Shares                               %            %
Lehman Brothers U.S. Aggregate
 Bond Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                         %            %(3)


(1) The date of inception for Class A shares, Class B shares, Class C shares, and Class P shares is 8/31/00.

(2) The performance of the unmanaged index is not necessarily representative of the Fund's performance.


(3) Represents total return for the period 8/31/00 - 12/31/04, to correspond with the Class A, Class B, Class C, and Class P inception dates.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                          CORE FIXED INCOME FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------


                                     CLASS A     CLASS B(1)   CLASS C     CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
(as a % of offering price)            4.75%(2)      none       none         none
Maximum Deferred
Sales Charge
(See "Purchases")(3)                  none(4)       5.00%      1.00%(5)     none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees
(See "Management")(6)                 0.45%         0.45%      0.45%        0.45%
Distribution and Service
(12b-1) Fees(7)                       0.40%         1.00%      1.00%        0.45%
Other Expenses                            %             %          %            %
Total Operating Expenses(6)(8)            %             %          %            %
Expense Reimbursement(6)(8)            ___%          ___%       ___%         ___%
Net Expenses(6)(8)                    0.90%         1.55%      1.55%        1.00%


(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.


(6) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(7) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(8) For the year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.90% of average daily net assets for Class A shares and 1.55% of average daily net assets for Class B and C shares and 1.00% of average daily net assets for Class P shares.


[SIDENOTE]

MANAGEMENT FEES are payable to Lord, Abbett & Co. LLC ("Lord Abbett") for the Fund's investment management.


12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.


OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                          CORE FIXED INCOME FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS           1 YEAR  3 YEARS    5 YEARS  10 YEARS
Class A Shares        $ 604    $ 876     $ 1,169   $ 2,000
Class B Shares        $ 696    $ 906     $ 1,242   $ 2,098
Class C Shares        $ 296    $ 606     $ 1,042   $ 2,254
Class P Shares        $ 140    $ 437     $   755   $ 1,657

You would pay the following expenses if you did not redeem your shares:

                      1 YEAR  3 YEARS    5 YEARS  10 YEARS
Class A Shares        $ 604    $ 876     $ 1,169   $ 2,000
Class B Shares        $ 196    $ 606     $ 1,042   $ 2,098
Class C Shares        $ 196    $ 606     $ 1,042   $ 2,254
Class P Shares        $ 140    $ 437     $   755   $ 1,657

                                                               TOTAL RETURN FUND

GOAL

     The investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     Under normal circumstances, the Fund invests primarily in the following fixed income securities: U.S. Government securities; mortgage-related securities; INVESTMENT GRADE DEBT SECURITIES, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees"); HIGH-YIELD DEBT SECURITIES (sometimes called "lower-rated bonds" or "junk bonds"); and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. Investments in high-yield debt and non-U.S. debt denominated in foreign currencies are each limited to 20% of the Fund's net assets. The Fund also may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts.

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index (currently approximately four years). The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR TOTAL RETURN FUND refers to Lord Abbett Total Return Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. The Fund strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

                                                               TOTAL RETURN FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise.

     The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     The lower-rated bonds in which the Fund may invest involve greater risks than higher-rated bonds. First, there is a greater risk that the bond's issuer will not make payments of interest and principal payments when due. Some issuers may default as to principal and/or interest payments after the Fund purchases their securities. Second, the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Third, during periods of uncertainty or market turmoil, prices of high-yield bonds generally decline. These risks may result in losses to the Fund.

                                                               TOTAL RETURN FUND

     The Fund's investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     With respect to foreign currency transactions in which the Fund may engage, there is no guarantee that they will be successful. Although such transactions will be used primarily to attempt to protect the Fund from adverse currency movements, their use involves the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. In addition, it may be difficult or impractical to hedge currency risk in many emerging countries.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                      TOTAL RETURN FUND Symbols: Class A - LTRAX
                                                                 Class B - LTRBX
                                                                 Class C - LTRCX
                                                                 Class P - LTRPX
PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES
--------------------------------------------------------------------------------

2001    9.4%
2002    8.7%
2003    5.0%
2004      _%

BEST QUARTER 3rd Q '01     +4.7%
WORST QUARTER 3rd Q '03    -0.1%

                                                               TOTAL RETURN FUND

     The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of two broad-based securities market indices. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

     The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                    LIFE OF
SHARE CLASS                             1 YEAR      FUND(1)
Class A Shares
 Return Before Taxes                         %            %
 Return After Taxes on Distributions         %            %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                        %            %
Class B Shares                               %            %
Class C Shares                               %            %
Class P Shares                               %            %
Lehman Brothers U.S. Aggregate
 Bond Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                         %            %(3)
Lehman Brothers U.S.
 Universal Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                         %            %(3)


(1) The date of inception for Class A shares, Class B shares, Class C shares, and Class P shares is 8/31/00.

(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.


(3) Represents total return for the period 8/31/00 - 12/31/04, to correspond with the Class A, Class B, Class C, and Class P inception dates.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                               TOTAL RETURN FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------


                                     CLASS A     CLASS B(1)   CLASS C     CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
(as a % of offering price)            4.75%(2)      none       none         none
Maximum Deferred
Sales Charge
(See "Purchases")(3)                  none(4)       5.00%      1.00%(5)     none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees
(See "Management")(6)                 0.45%         0.45%      0.45%        0.45%
Distribution and Service
(12b-1) Fees(7)                       0.41%         1.00%      1.00%        0.45%
Other Expenses                            %             %          %            %
Total Operating Expenses(6)(8)            %             %          %            %
Expense Reimbursement(6)(8)            ___%          ___%       ___%         ___%
Net Expenses(6)(8)                    0.90%         1.55%      1.55%        1.00%


(1) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.


(6) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(7) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(8) For the year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.90% of average daily net assets for Class A shares and 1.55% of average daily net assets for Class B and C shares and 1.00% of average daily net assets for Class P shares.


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.


12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.


OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                               TOTAL RETURN FUND

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other Funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS           1 YEAR  3 YEARS    5 YEARS  10 YEARS
Class A Shares        $ 603    $ 873     $ 1,164   $ 1,990
Class B Shares        $ 694    $ 900     $ 1,232   $ 2,079
Class C Shares        $ 294    $ 600     $ 1,032   $ 2,233
Class P Shares        $ 138    $ 431     $   745   $ 1,635

You would pay the following expenses if you did not redeem your shares:

                      1 YEAR  3 YEARS    5 YEARS  10 YEARS
Class A Shares        $ 603    $ 873     $ 1,164   $ 1,990
Class B Shares        $ 194    $ 600     $ 1,032   $ 2,079
Class C Shares        $ 194    $ 600     $ 1,032   $ 2,233
Class P Shares        $ 138    $ 431     $   745   $ 1,635

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the investment techniques that might be used by each Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     FOREIGN SECURITIES. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may enter into financial futures contracts and options thereon for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter market ("OTC"). Each Fund may not purchase or sell futures contracts or options on futures contracts on a CFTC regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

     RISKS OF OPTIONS AND FUTURES. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Each Fund may invest extensively in mortgage-related securities and also may invest in other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The value of these securities is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets; an unexpected change in the rate of principal payments may cause these securities to perform poorly.


     PORTFOLIO TURNOVER. Each Fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategies and can be expected to have a portfolio turnover rate substantially in excess of 100%. For the fiscal year ended November 30, 2004, the portfolio turnover rates for Core Fixed Income Fund and Total Return Fund were _____% and _____%, respectively. These rates vary from year to year. High turnover increases transaction costs, may increase taxable capital gains and may adversely impact performance.


     TEMPORARY DEFENSIVE INVESTMENTS. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.


     INFORMATION ON PORTFOLIO HOLDINGS. The Funds' Annual and Semi-Annual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedule of portfolio holdings with the SEC on Form N-Q for their first and third fiscal quarters.

     In addition, on or about the first day of the second month following each calendar quarter-end, the Funds make publicly available a complete schedule of their portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available Fund portfolio commentaries or fact sheets containing a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, among other things, and/or portfolio attribution information within thirty days following the end of each calendar quarter for which such information is made available. This information will remain available until the schedule, commentary, fact sheet or performance attribution information for the next quarter is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com or request a copy at no charge by calling Lord Abbett at 800-821-5129.

     For more information on the Funds' policies and procedures with respect to the disclosure of their portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies - Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

     BOARD OF TRUSTEES. The Board oversees the management of the business and affairs of the Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

     INVESTMENT ADVISER. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $__ billion in 50 mutual funds and other advisory accounts as of January 31, 2005.

     Effective December 1, 2004 Lord Abbett is entitled to the following annual management fee for each Fund calculated as follows:

       0.45 of 1% of the first $1 billion of average daily net assets;
       0.40 of 1% of the next $1 billion
       0.35 of 1% of assets over $2 billion.

     Prior to December 1, 2004, Lord Abbett was entitled to an annual management fee of .50 of 1% based on each Fund's average daily net assets.

     Each fee is calculated daily and payable monthly. For the fiscal year ended November 30, 2004, Lord Abbett waived a portion of the management fee for each Fund. The fee paid to Lord Abbett for the fiscal year ended
     November 30, 2004 was at an effective rate of ___ of 1% of average daily net assets for Core Fixed Income Fund and ___ of 1% of average daily net assets for Total Return Fund. Lord Abbett may stop waiving the management fee at any time.


     In addition, Lord Abbett provides certain administrative services to each Fund for a fee at an annual rate of .04 of 1% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997. The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and a Fixed Income Investment Manager, joined Lord Abbett in 1997.

                                 YOUR INVESTMENT

PURCHASES

     Each Fund offers in this Prospectus four classes of shares: Classes A, B, C, and P. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends and sales charges. Class A, B, and C shares are offered to any investor. Class P shares are offered to certain investors as described below. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Opening Your Account."


     We reserve the right to modify, restrict, or reject any purchase order or exchange request if a Fund or LORD ABBETT DISTRIBUTOR LLC (the "Distributor") determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

     PRICING OF SHARES. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.


     In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on

[SIDENOTE]

LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Funds to work with investment professionals that buy and/or sell shares of the Funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

     which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

     Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Funds' Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. Each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.


     Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.


     EXCESSIVE TRADING AND MARKET TIMING. The Funds are designed for long-term investors and are not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices may disrupt management of the Funds, raise their expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause the Funds difficulty in implementing long-term investment strategies because they cannot anticipate the amount of cash they will have to invest. The Funds may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative and other costs and adversely impact the Funds' performance.

     The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. We have longstanding procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors, FINANCIAL INTERMEDIARIES that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable us to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. We may modify these procedures from time to time.

     If, based on these procedures, we believe that an investor is engaging in, or has engaged in, excessive trading or

[SIDENOTE]

FINANCIAL INTERMEDIARIES include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     activity indicative of market timing, and the account is not maintained by a Financial Intermediary in an omnibus environment (discussed further below), we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. If the investor elects to exchange or redeem Fund shares, the transaction may be subject to a contingent deferred sales charge ("CDSC") or result in tax consequences.

     While we attempt to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that we will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although the Distributor encourages Financial Intermediaries to adhere to our policies and procedures when placing orders for their clients through omnibus accounts they maintain with the Funds, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

     Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of the Funds' shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support our procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If we identify activity that may be indicative of excessive short-term trading activity, we will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that we or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, we will request the Financial Intermediary to take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions similar to those that the Distributor would take, such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, we may consider whether to terminate the relationship. The nature of omnibus arrangements also may inhibit or prevent the Distributor or the Funds from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments have agreed to assess the CDSCs or assist the Distributor or the Funds in assessing them.

     SHARE CLASSES You should read this section carefully to determine which class of shares is best for you and discuss your selection with your investment professional. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, and the length of time you plan to hold the investment. Class A shares are sold at the NAV per share, plus a front-end sales charge which may be reduced or eliminated for larger purchases as described below. Class B, C, and P shares are offered at the NAV per share with no front-end sales charge. Early redemptions of Class B and C shares, however, may be subject to a contingent deferred sales charge ("CDSC"). Class A shares normally have the lowest annual expenses while Class B and C shares have the highest annual expenses. Generally, Class A dividends will be higher than dividends of the other share classes. As a result, in many cases if you are investing $100,000 or more and plan to hold the shares for a long time, you may find Class A shares suitable for you because of the expected lower expenses and the reduced sales charges available. You should discuss purchase options with your investment professional.


     FOR MORE INFORMATION ON SELECTING A SHARE CLASS, SEE "CLASSES OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION.

================================================================================

SHARE CLASSES

--------------------------------------------------------------------------------

CLASS A  - normally offered with a front-end sales charge, which may be reduced or eliminated in certain circumstances

         - generally lowest annual expenses due to lower 12b-1 fees

CLASS B  - no front-end sales charge, but a CDSC is applied to shares redeemed before the sixth anniversary of purchase

         - higher annual expenses than Class A shares due to higher 12b-1 fees

         - automatically converts to Class A shares after eight years

CLASS C  - no front-end sales charge, but a CDSC is applied to shares redeemed before the first anniversary of purchase

         - higher annual expenses than Class A shares due to higher 12b-1 fees

CLASS P  - available only to certain investors

         - no front-end sales charge and no CDSC

         - lower annual expenses than Class B or Class C shares due to lower 12b-1 fees

================================================================================
FRONT-END SALES CHARGES - CLASS A SHARES
--------------------------------------------------------------------------------

                                                         MAXIMUM
                                            TO COMPUTE   DEALER'S
                        AS A      AS A       OFFERING   CONCESSION
                        % OF      % OF         PRICE      (% OF
                      OFFERING    YOUR         DIVIDE    OFFERING
YOUR INVESTMENT         PRICE   INVESTMENT     NAV BY      PRICE)
------------------------------------------------------------------
Less than $100,000      4.75%     4.99%        .9525       4.00%
$100,000 to $249,999    3.95%     4.11%        .9605       3.25%
$250,000 to $499,999    2.75%     2.83%        .9725       2.25%
$500,000 to $999,999    1.95%     1.99%        .9805       1.75%
$1,000,000            No Sales
 and over              Charge                 1.0000          +

+ See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


Note: The above percentages may vary for particular investors due to rounding.


     REDUCING YOUR CLASS A SHARE FRONT-END SALES CHARGES. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you or your Financial Intermediary must inform the applicable Fund at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of ELIGIBLE FUNDS in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you or your Financial Intermediary must let the Fund know. You may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     - RIGHTS OF ACCUMULATION - A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase.

[SIDENOTE]


PLEASE INFORM THE FUNDS OR YOUR FINANCIAL INTERMEDIARY AT THE TIME OF YOUR PURCHASE OF FUND SHARES IF YOU BELIEVE YOU QUALIFY FOR A REDUCED FRONT-END SALES CHARGE.


ELIGIBLE FUND. An "Eligible Fund" is any Lord Abbett-sponsored fund except for
(1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett-sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

     - LETTER OF INTENTION - A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days.

     The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) a Retirement and Benefit Plan including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, SIMPLE IRA plan, SEP IRA plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item
     (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.

     FOR MORE INFORMATION ON ELIGIBILITY FOR THESE PRIVILEGES, READ THE APPLICABLE SECTIONS IN THE APPLICATION AND THE STATEMENT OF ADDITIONAL INFORMATION. THIS INFORMATION ALSO IS AVAILABLE UNDER "LORD ABBETT FUNDS" AT www.LordAbbett.com. OR BY CALLING LORD ABBETT AT 800-821-5129 (AT NO CHARGE).

     CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     - purchases of $1 million or more, *

     - purchases by RETIREMENT AND BENEFIT PLANS with at least 100 eligible employees, *

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases, *

     - purchases made with dividends and distributions on Class A shares of another Eligible Fund,

     - purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares,

     - purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

     - purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases,

     - purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,


     - purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or


     - purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer

[SIDENOTE]

RETIREMENT AND BENEFIT PLANS include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of retirement plans. Call 800-253-7299 for information about:

- Traditional, Rollover, Roth and Education IRAs

- Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

- Defined Contribution Plans
       under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

     SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A LISTING OF OTHER CATEGORIES OF PURCHASES THAT QUALIFY FOR CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE.

     * THESE CATEGORIES MAY BE SUBJECT TO A CDSC.

     DEALER CONCESSIONS ON CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Dealers may receive distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

     - purchases of $1 million or more,

     - purchases by Retirement and Benefit Plans with at least 100 eligible employees, or

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases ("alliance arrangements").

================================================================================
DEALER CONCESSION SCHEDULE - CLASS A SHARES
(FOR CERTAIN PURCHASES WITHOUT A FRONT-END SALES CHARGE)
--------------------------------------------------------------------------------

The dealer concession received is based on the amount of the Class A share investment as follows:

                               FRONT-END
CLASS A INVESTMENTS            SALES CHARGE*     DEALER'S CONCESSION
--------------------------------------------------------------------------------
First $5 million               None              1.00%

Next $5 million above that     None              0.55%

Next $40 million above that    None              0.50%

Over $50 million               None              0.25%


* Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which the shares were initially purchased. For alliance arrangements involving Financial Intermediaries offering multiple fund families to Retirement or Benefit Plans, the CDSC normally will be collected only when a Plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the Plan is invested.

     Dealers receive concessions expressed above on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule above and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to alliance arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived.


     Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

================================================================================

CONTINGENT DEFERRED SALES CHARGE (CDSC)
--------------------------------------------------------------------------------

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC. To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2. shares held for six years or more (Class B), or one year or more after the month of purchase (two years or more after the month of purchase if shares were purchased prior to November 1, 2004) (Class A), or one year or more (Class C)

  3. shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (second anniversary after the month of their purchase if shares were purchased prior to November 1, 2004) (Class A) or before the first anniversary of their purchase (Class C)

     CLASS A SHARE CDSC. If you buy Class A shares of a Fund under one of the starred (*) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which you initially purchased those shares, a CDSC of 1% will normally be collected.


     The Class A share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement and Benefit Plans (documentation may be required)

     - redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Funds and/or Lord Abbett Distributor, provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds


     - redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special


[SIDENOTE]

BENEFIT PAYMENT DOCUMENTATION. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Opening your Account."

       arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002.

     - ELIGIBLE MANDATORY DISTRIBUTIONS under 403(b) Plans and individual retirement accounts


     CLASS B SHARE CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:


================================================================================
CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES
--------------------------------------------------------------------------------

ANNIVERSARY(1) OF                                      CONTINGENT DEFERRED SALES
THE DAY ON WHICH                                       CHARGE ON REDEMPTION
THE PURCHASE ORDER                                     (AS % OF AMOUNT SUBJECT
WAS ACCEPTED                                           TO CHARGE)

On                    Before
----------------------------------------------
                      1st                 5.0%

1st                   2nd                 4.0%

2nd                   3rd                 3.0%

3rd                   4th                 3.0%

4th                   5th                 2.0%

5th                   6th                 1.0%

on or after the 6th(2)                   None

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

     The Class B share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required)
     - Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

[SIDENOTE]

ELIGIBLE MANDATORY DISTRIBUTIONS. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

     - death of the shareholder
     - redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     SEE "SYSTEMATIC WITHDRAWAL PLAN" UNDER "SERVICES FOR FUND INVESTORS" FOR MORE INFORMATION ON CDSCS WITH RESPECT TO CLASS B SHARES.

     CLASS C SHARE CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

     CLASS P SHARES. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV in connection with (a) orders made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such orders; and (b) orders for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such orders.


     REINVESTMENT PRIVILEGE. If you redeem shares of a Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.


SALES COMPENSATION

     As part of its plan for distributing shares, each Fund and Lord Abbett Distributor pay sales and service compensation to AUTHORIZED INSTITUTIONS that sell the Fund's shares and service its shareholder accounts.

[SIDENOTE]

AUTHORIZED INSTITUTIONS are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. Lord Abbett Distributor is an Authorized Institution

     As shown in the table "Fees and Expenses," sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Funds. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE             CLASS A    CLASS B    CLASS C    CLASS P
========================================================
Service           .25%       .25%       .25%      .20%

Distribution      .10%*      .75%       .75%      .25%


* Until October 1, 2004 Class A shares also paid a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


     The Rule 12b-1 plans for Class A and Class P shares provide that the maximum payments that may be authorized by the Board are .50% and .75%, respectively. We may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we will not require payment of any otherwise applicable CDSC.


     ADDITIONAL CONCESSIONS TO AUTHORIZED INSTITUTIONS. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Effective October 1, 2004, Lord Abbett Distributor began paying a one-time distribution fee of up to 1% on certain qualifying purchases, as described at "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge." Additional payments may be paid from Lord Abbett and Lord Abbett Distributor's own resources or


[SIDENOTE]

12b-1 FEES ARE PAYABLE REGARDLESS OF EXPENSES. The amounts payable by a Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, a Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

     from distribution fees received from a Fund and may be made in the form of cash, or, if permitted, non-cash payments. The non-cash payments may include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or merchandise. The cash payments may include payment of various business expenses of the dealer.


     SALES ACTIVITIES. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a Fund's Class A and Class C shares for activities that are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.


     SERVICE ACTIVITIES. We may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.


     RECORDKEEPING SERVICES. From time to time, the Funds may enter into arrangements with and pay fees to organizations that provide recordkeeping services to certain groups of investors in the Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of broker-dealers that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Funds in their compliance with state securities laws. In each instance, the fees a Fund pays are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services. In addition, none of these arrangements relate to distribution services. Lord Abbett Distributor also may pay the recordkeeper or an affiliate fees for other services pursuant to a selling dealer agreement or shareholder services agreement. The Funds understand that, in accordance with guidance from the U.S. Department of Labor, Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the plans or the Investors.


OPENING YOUR ACCOUNT

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT REQUIRED BY THE USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including each Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you - when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, each Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

     MINIMUM INITIAL INVESTMENT

     -  Regular Account                                            $ 1,000

     -  Individual Retirement Accounts and
        403(b) Plans under the Internal Revenue Code               $   250

     -  Uniform Gift to Minor Account                              $   250

     -  Invest-A-Matic                                             $   250

     No minimum investment is required for certain Retirement and Benefit Plans and certain purchases through Financial Intermediaries that charge their clients a fee for services that include investment advisory or management services.

     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. You should note that your purchases and other transactions will be subject to review on an ongoing basis. Please carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     [NAME OF FUND]
     P.O. Box 219336
     Kansas City, MO 64121

     PROPER FORM. An order submitted directly to a Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Funds at 800-821-5129.

     BY EXCHANGE. Please call the Funds at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS


     Redemptions of each Fund's shares are executed at the NAV next determined after a Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide a Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," or "Class C Share CDSC."


     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Funds at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an ELIGIBLE GUARANTOR. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

[SIDENOTE]

SMALL ACCOUNTS. The Board may authorize closing any account in which there are fewer than 25 shares if it is in a Fund's best interest to do so.

ELIGIBLE GUARANTOR is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

     A GUARANTEED SIGNATURE is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

     - a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

     - a redemption check payable to anyone other than the shareholder(s) of record,

     - a redemption check to be mailed to an address other than the address of record,

     - a redemption check payable to a bank other than the bank we have on file, or

     - a redemption for $50,000 or more.

     REDEMPTIONS IN KIND. Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

     Each Fund expects to declare dividends from its net investment income daily and to pay you dividends from its net investment income monthly. Each Fund distributes any net capital gains annually as "capital gains distributions."


     Distributions will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct a Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, each Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, each Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks


[SIDENOTE]

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

- In the case of an estate -

  /s/ Robert A. Doe
  Executor of the Estate of
  John W. Doe

  [Date]

[SEAL]

- In the case of a corporation -
  ABC Corporation

  /s/ Mary B. Doe

  By Mary B. Doe, President
  [Date]

[SEAL]
     while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

     A Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that a Fund receives may be subject to a reduced tax rate if you meet the holding period requirement. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

     If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

     Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SERVICES FOR FUND INVESTORS

     AUTOMATIC SERVICES


     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 800-821-5129.


================================================================================
FOR INVESTING

INVEST-A-MATIC                     You can make fixed, periodic investments
(Dollar-cost                       ($250 initial and $50 subsequent minimum)
averaging)                         into your Fund account by means of automatic
                                   money transfers from your bank checking
                                   account. See the Application for
                                   instructions.

DIV-MOVE You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

SYSTEMATIC                         You can make regular withdrawals from most
WITHDRAWAL                         Lord Abbett-sponsored funds. Automatic cash
PLAN ("SWP")                       withdrawals will be paid to you from your
                                   account in fixed or variable amounts. To
                                   establish a SWP, the value of your shares for
                                   Class A or Class C must be at least $10,000,
                                   and for Class B the value of your shares must
                                   be at least $25,000, except in the case of a
                                   SWP established for Retirement and Benefit
                                   Plans, for which there is no minimum. Your
                                   shares must be in non-certificate form.

CLASS B SHARES                     The CDSC will be waived on redemptions of up
                                   to 12% of the current net asset value of your
                                   account at the time of your SWP request. For
                                   Class B share SWP redemptions over 12% per
                                   year, the CDSC will apply to the entire
                                   redemption. Please contact the Fund for
                                   assistance in minimizing the CDSC in this
                                   situation.

CLASS B AND                        Redemption proceeds due to a SWP for
CLASS C SHARES                     Class B and Class C shares will be redeemed
                                   in the order described under "CDSC" under
                                   "Purchases."
================================================================================

OTHER SERVICES

     TELEPHONE INVESTING. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Funds for an existing account. Each Fund will purchase the requested shares when it receives the money from your bank.

     EXCHANGES. You or your investment professional may instruct the Funds to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Funds must receive instructions for the exchange before the close of the NYSE on the day of your call, in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you (see "Distributions and Taxes" section). Be sure to read the current prospectus for any fund into which you are exchanging.


     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.


     HOUSEHOLDING. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

     SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

[SIDENOTE]

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.


EXCHANGE LIMITATIONS. As described under "Your Investment - Purchases," we reserve the right to modify, restrict, or reject any exchange request if a Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. Each Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

                                                          CORE FIXED INCOME FUND

                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.



                                                                                CLASS A SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.74     $      10.81     $      10.91     $      10.55
INVESTMENT OPERATIONS
 Net investment income(a)                                               .26              .43              .66              .18
 Net realized and unrealized gain                                       .26              .24              .61              .18
TOTAL FROM INVESTMENT OPERATIONS                                        .52              .67             1.27              .36

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.38)            (.54)           (1.37)              --
 Net realized gain                                                     (.07)            (.20)              --               --
TOTAL DISTRIBUTIONS                                                    (.45)            (.74)           (1.37)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.81     $      10.74     $      10.81     $      10.91
TOTAL RETURN(b)                                                        4.84%            6.57%           12.64%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.05%             .70%             .01%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.32%            1.45%            1.77%             .16%(d)
 Net investment income                                                 2.39%            4.06%            6.21%            1.67%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     38,464     $     18,593     $      5,139     $      2,814
PORTFOLIO TURNOVER RATE                                              425.46%          433.27%          641.36%          595.00%

                                                          CORE FIXED INCOME FUND

                                                                                CLASS B SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.72     $      10.82     $      10.91     $      10.55
INVESTMENT OPERATIONS
 Net investment income(a)                                               .19              .36              .61              .18
 Net realized and unrealized gain                                       .27              .25              .66              .18
TOTAL FROM INVESTMENT OPERATIONS                                        .46              .61             1.27              .36

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.32)            (.51)           (1.36)              --
 Net realized gain                                                     (.07)            (.20)              --               --
TOTAL DISTRIBUTIONS                                                    (.39)            (.71)           (1.36)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.79     $      10.72     $      10.82     $      10.91
TOTAL RETURN(b)                                                        4.26%            5.95%           12.57%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.65%            1.29%             .45%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.95%            2.04%            2.21%             .16%(d)
 Net investment income                                                 1.76%            3.47%            5.77%            1.67%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     15,745     $     12,485     $      1,642     $          1
PORTFOLIO TURNOVER RATE                                              425.46%          433.27%          641.36%          595.00%

                                                          CORE FIXED INCOME FUND

                                                                                CLASS C SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.70     $      10.79     $      10.91     $      10.55
INVESTMENT OPERATIONS
 Net investment income(a)                                               .19              .36              .61              .18
 Net realized and unrealized gain                                       .26              .26              .64              .18
TOTAL FROM INVESTMENT OPERATIONS                                        .45              .62             1.25              .36

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.31)            (.51)           (1.37)              --
 Net realized gain                                                     (.07)            (.20)              --               --
TOTAL DISTRIBUTIONS                                                    (.38)            (.71)           (1.37)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.77     $      10.70     $      10.79     $      10.91
TOTAL RETURN(b)                                                        4.24%            6.06%           12.42%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.65%            1.29%             .53%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.92%            2.04%            2.29%             .16%(d)
 Net investment income                                                 1.79%            3.47%            5.69%            1.67%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     16,289     $      6,464     $        846     $          1
PORTFOLIO TURNOVER RATE                                              425.46%          433.27%          641.36%          595.00%

                                                          CORE FIXED INCOME FUND

                                                                                CLASS P SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.78     $      10.83     $      10.91     $      10.55
INVESTMENT OPERATIONS
 Net investment income(a)                                               .25              .46              .64              .18
 Net realized and unrealized gain                                       .27              .22              .65              .18
TOTAL FROM INVESTMENT OPERATIONS                                        .52              .68             1.29              .36

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.37)            (.53)           (1.37)              --
 Net realized gain                                                     (.07)            (.20)              --               --
TOTAL DISTRIBUTIONS                                                    (.44)            (.73)           (1.37)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.86     $      10.78     $      10.83     $      10.91
TOTAL RETURN(b)                                                        4.79%            6.59%           12.84%            3.41%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.10%             .68%             .24%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.37%            1.43%            2.00%             .16%(d)
 Net investment income                                                 2.34%            4.08%            6.06%            1.67%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $          6     $          2     $          2     $          1
PORTFOLIO TURNOVER RATE                                              425.46%          433.27%          641.36%          595.00%


+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                                                               TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.



                                                                                CLASS A SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.44     $      10.47     $      10.43     $      10.12
INVESTMENT OPERATIONS
 Net investment income(a)                                               .29              .44              .58              .17
 Net realized and unrealized gain                                       .32              .18              .66              .14
TOTAL FROM INVESTMENT OPERATIONS                                        .61              .62             1.24              .31

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.41)            (.55)           (1.20)              --
 Net realized gain                                                       --             (.10)              --               --
TOTAL DISTRIBUTIONS                                                    (.41)            (.65)           (1.20)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.64     $      10.44     $      10.47     $      10.43
TOTAL RETURN(b)                                                        5.88%            6.14%           12.79%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.06%             .73%             .14%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.31%            1.40%            1.11%             .42%(d)
 Net investment income                                                 2.77%            4.28%            5.62%            1.68%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     61,744     $     36,691     $     14,068     $        161
PORTFOLIO TURNOVER RATE                                              394.73%          419.92%          720.60%          562.50%

                                                               TOTAL RETURN FUND

                                                                                CLASS B SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.44     $      10.49     $      10.44     $      10.12
INVESTMENT OPERATIONS
 Net investment income(a)                                               .23              .38              .54              .17
 Net realized and unrealized gain                                       .31              .18              .71              .15
TOTAL FROM INVESTMENT OPERATIONS                                        .54              .56             1.25              .32

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.35)            (.51)           (1.20)              --
 Net realized gain                                                       --             (.10)              --               --
TOTAL DISTRIBUTIONS                                                    (.35)            (.61)           (1.20)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.63     $      10.44     $      10.49     $      10.44
TOTAL RETURN(b)                                                        5.19%            5.59%           12.82%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.65%            1.26%             .48%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.94%            1.93%            1.45%             .42%(d)
 Net investment income                                                 2.14%            3.75%            5.29%            1.68%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     35,791     $     29,982     $      9,093     $          1
PORTFOLIO TURNOVER RATE                                              394.73%          419.92%          720.60%          562.50%

                                                               TOTAL RETURN FUND

                                                                                CLASS C SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.44     $      10.48     $      10.44     $      10.12
INVESTMENT OPERATIONS
 Net investment income(a)                                               .23              .39              .54              .17
 Net realized and unrealized gain                                       .32              .18              .69              .15
TOTAL FROM INVESTMENT OPERATIONS                                        .55              .57             1.23              .32

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.35)            (.51)           (1.19)              --
 Net realized gain                                                       --             (.10)              --               --
TOTAL DISTRIBUTIONS                                                    (.35)            (.61)           (1.19)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.64     $      10.44     $      10.48     $      10.44
TOTAL RETURN(b)                                                        5.28%            5.69%           12.67%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.65%            1.20%             .55%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.90%            1.87%            1.52%             .42%(d)
 Net investment income                                                 2.18%            3.81%            5.22%            1.68%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $     19,706     $     16,379     $      5,526     $          1
PORTFOLIO TURNOVER RATE                                              394.73%          419.92%          720.60%          562.50%

                                                               TOTAL RETURN FUND

                                                                                CLASS P SHARES
                                                 -----------------------------------------------------------------------------
                                                                                                                  8/31/2000(C)
                                                                      YEAR ENDED 11/30                                 TO
                                                    2004           2003             2002             2001          11/30/2000
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.48     $      10.48     $      10.43     $      10.12
INVESTMENT OPERATIONS
 Net investment income(a)                                               .30              .46              .57              .17
 Net realized and unrealized gain                                       .32              .17              .69              .14
TOTAL FROM INVESTMENT OPERATIONS                                        .62              .63             1.26              .31

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (.41)            (.53)           (1.21)              --
 Net realized gain                                                       --             (.10)              --               --
TOTAL DISTRIBUTIONS                                                    (.41)            (.63)           (1.21)              --
NET ASSET VALUE, END OF PERIOD                                 $      10.69     $      10.48     $      10.48     $      10.43
TOTAL RETURN(b)                                                        5.95%            6.22%           12.93%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                   1.10%+            .71%             .24%             .00%(d)
 Expenses, excluding waiver and
  expense reductions                                                   1.35%+           1.38%            1.21%             .42%(d)
 Net investment income                                                 2.73%+           4.30%            5.57%            1.68%(d)

                                                                                                                  8/31/2000(c)
                                                                      YEAR ENDED 11/30                                 TO
SUPPLEMENTAL DATA:                                  2004           2003             2002             2001          11/30/2000
NET ASSETS, END OF PERIOD (000)                                $          2     $          1     $          1     $          1
PORTFOLIO TURNOVER RATE                                              394.73%          419.92%          720.60%          562.50%


+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

TO OBTAIN INFORMATION:             ADDITIONAL INFORMATION

BY TELEPHONE.  For                   More information on each Fund is available
shareholder account inquiries        free upon request, including the following:
call the Funds at: 800-821-5129.
For literature requests call the
Funds at: 800-874-3733.

BY MAIL.  Write to the Funds at:     ANNUAL/SEMI-ANNUAL REPORT
The Lord Abbett Family of Funds
90 Hudson Street                     The Funds' Annual and Semi-Annual Reports
Jersey City, NJ 07302-3973           contain more information about each Fund's
                                     investments and perfomance. The Annual
VIA THE INTERNET.                    Report also includes details about the
LORD, ABBETT & CO. LLC               market conditions and investment strategies
www.LordAbbett.com                   that had a significant effect on each
                                     Fund's performance during the last fiscal
Text only versions of Fund           year.
documents can be viewed online or
downloaded from the                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
SEC: www.sec.gov.
                                     Provides more details about the Funds and
You can also obtain copies by        their policies. A current SAI is on file
visiting the SEC's Public            with the Securities and Exchange Commission
Reference Room in Washington, DC     ("SEC") and is incorporated by reference
(phone 202-942-8090) or by           (is legally considered part of this
sending your request and a           prospectus).
duplicating fee to the SEC's
Public Reference Section,
Washington, DC 20549-0102 or by
sending your request
electronically to
publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


   Lord Abbett Mutual Fund shares
         are distributed by:               Lord Abbett Investment Trust
     LORD ABBETT DISTRIBUTOR LLC                 Lord Abbett Core Fixed Income Fund      LACORE-ED-1
         90 Hudson Street -                      Lord Abbett Total Return Fund           (4/05)
 Jersey City, New Jersey 07302-3973


                            SEC FILE NUMBER: 811-7988
================================================================================

[LORD ABBETT LOGO]

LORD ABBETT
  CONVERTIBLE FUND


                                                                       APRIL 1,
                                                                         2005


                                                                      PROSPECTUS


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                    THE FUND

                 What you should know    Goal                                      2
                       about the Fund    Principal Strategy                        2
                                         Main Risks                                3
                                         Performance                               7
                                         Fees and Expenses                         9
                                         Additional Investment Information         11
                                         Management                                12

                                 YOUR INVESTMENT

                      Information for    PURCHASES                                 17
                   managing your Fund    SALES COMPENSATION                        31
                              account    OPENING YOUR ACCOUNT                      33
                                         REDEMPTIONS                               35
                                         DISTRIBUTIONS AND TAXES                   37
                                         SERVICES FOR FUND INVESTORS               38

                              FINANCIAL INFORMATION

                                         FINANCIAL HIGHLIGHTS                      41

                             ADDITIONAL INFORMATION

                    How to learn more    BACK COVER
                   about the Fund and
                    other Lord Abbett
                                Funds

                                    THE FUND

GOAL

     The Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     To pursue its goal, under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of CONVERTIBLE SECURITIES issued by U.S. and foreign companies. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Convertible securities may include corporate bonds, debentures, notes, preferred stocks and other securities that can be exchanged for common stock or other securities which provide an opportunity for equity participation. A convertible security may offer both a relatively high yield received from dividend or interest payments in comparison to common stock dividends and the potential for capital appreciation if the value of the underlying common stock increases above the conversion price. The Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks. Such investments attempt to combine the fixed income and convertible characteristics of traditional convertible securities. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of small to mid-sized companies with market capitalizations of $250 million to $5 billion at the time of purchase. This market capitalization range may vary in response to changes in the markets.

[SIDENOTE]

WE OR THE FUND OR CONVERTIBLE FUND refers to the Lord Abbett Convertible Fund, a portfolio or series of the Lord Abbett Investment Trust (the "Trust").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

CONVERTIBLE SECURITIES are corporate securities, usually preferred stocks or bonds, that are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula (the "conversion price"). Convertible securities may provide investors participation in rising markets and protection in declining markets. However, they tend to be more volatile than other fixed income securities and less volatile than their underlying common stocks.

                                                                CONVERTIBLE FUND


     The Fund invests both in INVESTMENT GRADE DEBT SECURITIES and LOWER-RATED DEBT SECURITIES although the Fund may not invest more than 50% of its net assets in lower-rated debt securities (sometimes called "junk bonds" or "high yield securities"). The Fund may invest up to 20% of its net assets in non-convertible fixed income securities and equity securities, including common stocks and preferred stocks. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

     In selecting investments for the Fund we seek unusual values, using fundamental, bottom-up research to identify undervalued convertible securities that we believe may maximize total return and reduce downside risk. Our disciplined investment process attempts to identify valuation and pricing inefficiencies driven by macroeconomic factors and company-specific events among convertible securities across all market capitalizations. Because the value of a convertible security typically increases when the market value of the underlying common stock increases above the conversion price, we analyze the potential for capital appreciation of the underlying stock. We attempt to reduce the risks associated with these securities through portfolio diversification, credit analysis, assessment of their risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in convertible securities. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed

[SIDENOTE]

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

LOWER-RATED DEBT SECURITIES (sometimes called "junk bonds" or "high yield securities") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. Lower-rated debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for lower-rated debt securities may also be less liquid.

                                                                CONVERTIBLE FUND

     income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Synthetic convertible securities and convertible structured notes may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

     Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

     In addition to interest rate risk, like most other fixed income securities, convertible securities are subject to credit risk, which is the risk that the issuer will fail to make timely payments of principal or interest to the Fund. Because many convertible securities tend to have credit ratings below investment grade, they present a greater credit risk than some other fixed income instruments. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional fixed income securities. A company normally must pay interest on its conventional debt before it can make payments on its convertible securities.

                                                                CONVERTIBLE FUND

     The market for lower-rated debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

     The value of the Fund's equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to other funds, including those that invest exclusively in convertible or other fixed income securities.

     Foreign securities in which the Fund may invest may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. In addition, the Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

     The Fund may invest from time to time a significant amount of its assets in securities of mid-sized and small companies. This generally involves greater risks than investing in larger companies. Mid-sized and small

                                                                CONVERTIBLE FUND

     companies may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. These factors may make them more susceptible to setbacks or economic downturns and subject them to a higher risk of failure than larger companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                       CONVERTIBLE FUND Symbols: Class A - LACFX
                                                                 Class B - LBCFX
                                                                 Class C - LACCX
                                                                 Class P - LCFPX

PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.


[CHART]

BAR CHART (PER CALENDAR YEAR) -- CLASS A SHARES

04    __%

BEST QUARTER   ____ ___%
WORST QUARTER  ____ ___%


     The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

                                                                CONVERTIBLE FUND

     The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004
--------------------------------------------------------------------------------



                                                                 LIFE OF
SHARE CLASS                                         1 YEAR       FUND(1)
Class A Shares
 Return Before Taxes                                     %
 Return After Taxes on Distributions                     %
 Return After Taxes on Distributions and Sale of
  Fund Shares                                            %
Class B Shares                                           %             %
Class C Shares                                           %             %
Class P Shares                                           %             %
Merrill Lynch All Convertible Index(2)
(reflects no deduction for fees, expenses, or taxes)     %             %(3)



(1)  The date each class was first offered to the public was 6/30/03.
(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.
(3)  Represents total returns for the period        - 12/31/04, to correspond
     with the Class A, B, C and P periods shown.

                                                                CONVERTIBLE FUND


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
Fee Table
--------------------------------------------------------------------------------

                                         CLASS A    CLASS B(1)  CLASS C    CLASS P
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
(as a % of offering price)                4.75%(2)     none      none       none
Maximum Deferred
Sales Charge
(See "Purchases")(3)                      none(4)      5.00%     1.00%(5)   none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)(6)
Management Fees
(See "Management")                        0.70%        0.70%     0.70%      0.70%
Distribution and Service
(12b-1) Fees(7)                           0.35%        1.00%     1.00%      0.45%
Other Expenses                            0.34%        0.34%     0.34%      0.34%
Total Operating Expenses                  1.39%        2.04%     2.04%      1.49%

(1) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(2) You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3) The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.


(4) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months or 24 months if shares were purchased prior to November 1, 2004 following certain purchases made without a sales charge.


(5) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6)  The annual operating expenses are based on estimated fees and expenses.

(7) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

[SIDENOTE]

MANAGEMENT FEES are payable to Lord, Abbett & Co. LLC ("Lord Abbett") for the Fund's investment management.

12b-1 FEES are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

LORD ABBETT IS CURRENTLY REIMBURSING EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN TOTAL OPERATING EXPENSES FOR CLASS A SHARES AT 1.30%, FOR CLASS B SHARES AT 1.95%, FOR CLASS C SHARES AT 1.95%, AND FOR CLASS P SHARES AT 1.40% OF AVERAGE DAILY NET ASSETS OF EACH CLASS OF SHARES. LORD ABBETT MAY STOP REIMBURSING SUCH EXPENSES AT ANY TIME.

                                                                CONVERTIBLE FUND


================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS                                                      1 YEAR   3 YEARS
Class A Shares                                                   $  610   $  894
Class B Shares                                                   $  707   $  940
Class C Shares                                                   $  307   $  640
Class P Shares                                                   $  152   $  471

You would pay the following expenses if you did not redeem your shares:

                                                                 1 YEAR   3 YEARS
Class A Shares                                                   $  610   $  894
Class B Shares                                                   $  207   $  640
Class C Shares                                                   $  207   $  640
Class P Shares                                                   $  152   $  471

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the investment techniques that might be used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

     INFORMATION ON PORTFOLIO HOLDINGS. The Fund's Annual and Semi-Annual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q for its first and third fiscal quarters.

     In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available Fund portfolio commentaries or fact sheets containing a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, among other things, and/or portfolio attribution information within thirty days following the end of each calendar quarter for which such information is made available. This information will remain available until the schedule, commentary, fact sheet or performance attribution information for the next quarter is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com or request a copy at no charge by calling Lord Abbett at 800-821-5129.

     For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies - Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

     BOARD OF TRUSTEES. The Board of Trustees of oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

     INVESTMENT ADVISER. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $billion in 50 mutual funds and other advisory accounts as of January 31, 2005.

     Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets, calculated daily and payable monthly, as follows:


     .70 of 1% on the first $1 billion in assets,

     .65 of 1% on the next $1 billion, and

     .60 of 1% on the Fund's assets over $2 billion.


     For the fiscal year ended November 30, 2004, the fee paid to Lord Abbett
     was at an effective rate of     of 1% of the Fund's average daily net
     assets.


     In addition, Lord Abbett provides certain administrative services to the Fund for a fee at the annual rate of .04 of 1% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.


     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments.
     Christopher J. Towle, Partner and Investment Manager, heads the team.
     Mr. Towle, who joined Lord Abbett in 1987, holds a Chartered Financial Analyst designation and has been in the investment business since 1980. A senior member of the team is Maren Lindstrom, Partner and Fixed Income Investment Manager, who joined Lord Abbett in 2000.

     PAST PERFORMANCE OF INSTITUTIONAL ACCOUNTS. The performance information shown below is provided to illustrate the past performance of Lord Abbett in managing accounts that have substantially similar investment objectives, policies and strategies to those of the Fund and are managed by the Fund's portfolio management team. Such performance information does not represent the performance of the Fund, which commenced operations in 2003. Investors should realize that this past performance data is not an indication of the future performance of the Fund.

     The chart below illustrates average annual total return performance for Lord Abbett's Convertibles Institutional Composite (the "Composite"), the Merrill Lynch All Convertibles, All Qualities Index and the Credit Suisse First Boston Convertible Securities Index.

[CHART]

================================================================================
AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                                                                                          CREDIT SUISSE FIRST
          LORD ABBETT'S CONVERTIBLES    LORD ABBETT'S CONVERTIBLES      MERRILL LYNCH ALL CONVERTIBLES,   BOSTON CONVERTIBLE
          INSTITUTIONAL COMPOSITE-NET   INSTITUTIONAL COMPOSITE-GROSS   ALL QUALITIES INDEX               SECURITIES INDEX
1 year                         +23.91%                         +24.83%                           +27.15%               +28.00%
3 years                         +5.34%                          +6.13%                            +3.56%                +3.24%
5 years                         +8.50%                          +9.31%                            +6.89%                +7.61%
10 years                       +11.08%                         +11.90%                            +9.46%                +9.21%


     The data represents institutional accounts with assets as of December 31, 2004 of $___ million, which represented ___% of Lord Abbett's total assets under management at that date. The data includes all accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The gross and net performance numbers above for the Composite are net of all transaction costs and markups or markdowns in connection with securities transactions. The net Composite performance data above reflect the deduction of the highest advisory fee borne by any account in the Composite (an annual rate of 0.75% of assets). The gross and net Composite performance numbers do not reflect the deduction of custodian fees. The deduction of such fees (and the compounding effect thereof over time) will reduce the performance results and, correspondingly, the return to an investor. The effect of fees and expenses on performance will vary with the relative size of the fee and account performance.


     One index used for comparison is the Credit Suisse First Boston Convertible Securities Index, an unmanaged index with no expenses, which is comprised of domestic convertible bonds and convertible preferred stocks with a Standard & Poor's Ratings Services' credit rating of B- or better. A minimum issue market capitalization of $50 million is required for inclusion in the index, and for preferred stocks a minimum of 500,000 shares outstanding is also required. The second index used for comparison is the Merrill Lynch All Convertibles, All Qualities Index, an unmanaged index with no expenses, which contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar denominated, sold into the U.S. market and publicly traded in the U.S. The institutional accounts that are included in the data for the Composite above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986. The performance results of the institutional accounts included in the Composite likely would have been lower if the institutional accounts had been regulated as investment companies under the federal tax and securities laws. In addition, the performance results of the institutional accounts would have been lower had they been subject to the higher fees and expenses of the Fund. Differences in the Securities and Exchange Commission and the Association for Investment Management and Research (AIMR) Performance Presentation Standards (AIMR-PPS(R)) methodologies for calculating performance could result in different performance data for identical time periods.

     IMPORTANT INFORMATION REGARDING PAST PERFORMANCE OF INSTITUTIONAL ACCOUNTS. The Composite comprises all fully-invested portfolios investing primarily in convertible bonds, including preferred stock, rated or equivalent to investment grade. Performance results are expressed in U.S. dollars and reflect reinvestment of any dividends and distributions. A complete list of Lord Abbett composites and descriptions of the investment strategies is available from Lord Abbett and a performance presentation that adheres to the AIMR-PPS(R) is available at www.LordAbbett.com.

     Lord Abbett has prepared and presented the performance of the Composite in compliance with AIMR-PPS(R), the U.S. and Canadian version of the Global Investment Performance Standards. AIMR has not been involved in the preparation or review of this performance information. For AIMR-PPS(R) purposes, Lord Abbett defines the "Firm" as all fee-based accounts managed by Lord Abbett, including institutional accounts, separately managed accounts, and mutual funds, but not including any hedge fund or separately managed accounts for which the records have been maintained by another entity.

                                 YOUR INVESTMENT


PURCHASES

     The Fund offers in this Prospectus four classes of shares: Classes A, B, C, and P. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends and sales charges. Class A, B, and C shares are offered to any investor. Class P shares are offered to certain investors as described below. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Opening Your Account."

     We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or LORD ABBETT DISTRIBUTOR LLC (the "Distributor") determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

     PRICING OF SHARES. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

     In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on


[SIDENOTE]


     LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

     which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

     Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the exchange on which the security is principally traded are valued under fair value procedures approved by the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the exchange on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. stock indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

     Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

     EXCESSIVE TRADING AND MARKET TIMING. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices may disrupt management of the Fund, raise its expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative and other costs and adversely impact the Fund's performance.

     The Fund's Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. We have longstanding procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors, FINANCIAL INTERMEDIARIES that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable us to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. We may modify these procedures from time to time.


[SIDENOTE]


FINANCIAL INTERMEDIARIES include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     If, based on these procedures, we believe that an investor is engaging in, or has engaged in, excessive trading or activity indicative of market timing, and the account is not maintained by a Financial Intermediary in an omnibus environment (discussed further below), we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. If the investor elects to exchange or redeem Fund shares, the transaction may be subject to a contingent deferred sales charge ("CDSC") or result in tax consequences.

     While we attempt to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that we will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although the Distributor encourages Financial Intermediaries to adhere to our policies and procedures when placing orders for their clients through omnibus accounts they maintain with the Fund, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

     Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of the Fund's shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support our procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If we identify activity that may be indicative of excessive short-term trading activity, we will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that we or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, we will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions similar to those that the Distributor would take, such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, we may consider whether to terminate the relationship. The nature of omnibus arrangements also may inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

     SHARE CLASSES. You should read this section carefully to determine which class of shares is best for you and discuss your selection with your investment professional. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, and the length of time you plan to hold the investment. Class A shares are sold at the NAV per share, plus a front-end sales charge which may be reduced or eliminated for larger purchases as described below.

     Class B, C, and P shares are offered at the NAV per share with no front-end sales charge. Early redemptions of Class B and C shares, however, may be subject to a contingent deferred sales charge ("CDSC"). Class A shares normally have the lowest annual expenses while Class B and C shares have the highest annual expenses. Generally, Class A dividends will be higher than dividends of the other share classes. As a result, in many cases if you are investing $100,000 or more and plan to hold the shares for a long time, you may find Class A shares suitable for you because of the expected lower expenses and the reduced sales charges available. You should discuss purchase options with your investment professional.


     FOR MORE INFORMATION ON SELECTING A SHARE CLASS, SEE "CLASSES OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION.

================================================================================

SHARE CLASSES

--------------------------------------------------------------------------------

CLASS A   -  normally offered with a front-end sales charge, which may be reduced or eliminated in certain circumstances

          -  generally lowest annual expenses due to lower 12b-1 fees

CLASS B   -  no front-end sales charge, but a CDSC is applied to shares redeemed before the sixth anniversary of purchase

          -  higher annual expenses than Class A shares due to higher 12b-1 fees

          -  automatically converts to Class A shares after eight years

CLASS C   -  no front-end sales charge, but a CDSC is applied to shares redeemed before the first anniversary of purchase

          -  higher annual expenses than Class A shares due to higher 12b-1 fees

CLASS P   -  available only to certain investors

          -  no front-end sales charge and no CDSC

          - lower annual expenses than Class B or Class C shares due to lower 12b-1 fees

================================================================================
FRONT-END SALES CHARGES - CLASS A SHARES
--------------------------------------------------------------------------------

                                                                     MAXIMUM
                                                       TO COMPUTE    DEALER'S
                                AS A         AS A       OFFERING    CONCESSION
                                % OF         % OF        PRICE        (% OF
                              OFFERING       YOUR        DIVIDE      OFFERING
YOUR INVESTMENT                 PRICE     INVESTMENT     NAV BY       PRICE)
------------------------------------------------------------------------------
Less than $100,000                4.75%     4.99%        .9525        4.00%
$100,000 to $249,999              3.95%     4.11%        .9605        3.25%
$250,000 to $499,999              2.75%     2.83%        .9725        2.25%
$500,000 to $999,999              1.95%     1.99%        .9805        1.75%
$1,000,000                    No Sales
 and over                      Charge                   1.0000           +

+ See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


Note: The above percentages may vary for particular investors due to rounding.


     REDUCING YOUR CLASS A SHARE FRONT-END SALES CHARGES. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you or your Financial Intermediary must inform the Fund at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of ELIGIBLE FUNDS in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you or your Financial Intermediary must let the Fund know. You may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     - RIGHTS OF ACCUMULATION - A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase.

[SIDENOTE]

PLEASE INFORM THE FUND OR YOUR FINANCIAL INTERMEDIARY AT THE TIME OF YOUR PURCHASE OF FUND SHARES IF YOU BELIEVE YOU QUALIFY FOR A REDUCED FRONT-END SALES CHARGE.

ELIGIBLE FUND. An "Eligible Fund" is any Lord Abbett-sponsored fund except for
(1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

     - LETTER OF INTENTION - A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days.

     The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) a Retirement and Benefit Plan including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, SIMPLE IRA plan, SEP IRA plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in Individual Retirement Accounts ("IRAs"), as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item
     (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.


     FOR MORE INFORMATION ON ELIGIBILITY FOR THESE PRIVILEGES, READ THE APPLICABLE SECTIONS IN THE APPLICATION AND THE STATEMENT OF ADDITIONAL INFORMATION. THIS INFORMATION ALSO IS AVAILABLE UNDER "LORD ABBETT FUNDS" AT www.LordAbbett.com OR BY CALLING LORD ABBETT AT 800-821-5129 (AT NO CHARGE.)

     CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     -    purchases of $1 million or more, *

     - purchases by RETIREMENT AND BENEFIT PLANS with at least 100 eligible employees, *

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, *

     - purchases made with dividends and distributions on Class A shares of another Eligible Fund,

     - purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares,

     - purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

     - purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

     - purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

     - purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett

[SIDENOTE]

RETIREMENT AND BENEFIT PLANS include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of retirement plans. Call 800-253-7299 for information about:

-    Traditional, Rollover, Roth and Education IRAs

-    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

-    Defined Contribution Plans

          (including retired persons who formerly held such positions and family members of such purchasers), or

     - purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.


     SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A LISTING OF OTHER CATEGORIES OF PURCHASES THAT QUALIFY FOR CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE.

     *  These categories may be subject to a CDSC.

     DEALER CONCESSIONS ON CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Dealers may receive distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

     -    purchases of $1 million or more,

     - purchases by Retirement and Benefit Plans with at least 100 eligible employees, or

     - purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases ("alliance arrangements").

================================================================================
DEALER CONCESSION SCHEDULE - CLASS A SHARES
(FOR CERTAIN PURCHASES WITHOUT A FRONT-END SALES CHARGE)
--------------------------------------------------------------------------------

The dealer concession received is based on the amount of the Class A share investment as follows:

                                         FRONT-END
CLASS A INVESTMENTS                      SALES CHARGE*       DEALER'S CONCESSION
--------------------------------------------------------------------------------
First $5 million                         None                       1.00%
Next $5 million above that               None                       0.55%
Next $40 million above that              None                       0.50%
Over $50 million                         None                       0.25%


* Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which the shares were initially purchased. For alliance arrangements involving Financial Intermediaries offering multiple fund families to Retirement or Benefit Plans, the CDSC normally will be collected only when a Plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the Plan is invested.

     Dealers receive concessions expressed above on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule above and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to alliance arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived.


     Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

================================================================================
CONTINGENT DEFERRED SALES CHARGE (CDSC)
--------------------------------------------------------------------------------

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

     1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)


     2. shares held for six years or more (Class B), or one year or more after the month of purchase (two years or more after the month of purchase if shares were purchased prior to November 1, 2004) (Class A), or one year or more (Class C)

     3. shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (second anniversary after the month of their purchase if shares were purchased prior to November 1, 2004) (Class A) or before the first anniversary of their purchase (Class C)

     CLASS A SHARE CDSC. If you buy Class A shares of the Fund under one of the starred (*) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month (24th month if shares were purchased prior to November 1, 2004) after the month in which you initially purchased those shares, a CDSC of 1% will normally be collected.


     The Class A share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement and Benefit Plans (documentation may be required)

     - redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds

[SIDENOTE]

BENEFIT PAYMENT DOCUMENTATION. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Opening your Account."

     - ELIGIBLE MANDATORY DISTRIBUTIONS under 403(b) Plans and individual retirement accounts


     CLASS B SHARE CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

================================================================================
CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES
--------------------------------------------------------------------------------

ANNIVERSARY(1) OF                                      CONTINGENT DEFERRED SALES
THE DAY ON WHICH                                       CHARGE ON REDEMPTION
THE PURCHASE ORDER                                     (AS % OF AMOUNT SUBJECT
WAS ACCEPTED                                           TO CHARGE)
On                           Before
                             1st                         5.0%
1st                          2nd                         4.0%
2nd                          3rd                         3.0%
3rd                          4th                         3.0%
4th                          5th                         2.0%
5th                          6th                         1.0%
on or after the 6th(2)                                  None

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

     The Class B share CDSC generally will not be assessed under the following circumstances:

     - benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement and Benefit Plans(documentation may be required)

     - Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

[SIDENOTE]

ELIGIBLE MANDATORY DISTRIBUTIONS. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

     -    death of the shareholder

     - redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     SEE "SYSTEMATIC WITHDRAWAL PLAN" UNDER "SERVICES FOR FUND INVESTORS" FOR MORE INFORMATION ON CDSCS WITH RESPECT TO CLASS B SHARES.

     CLASS C SHARE CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

     CLASS P SHARES. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV in connection with (a) orders made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders; and (b) orders for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.


     REINVESTMENT PRIVILEGE. If you redeem shares of a Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

SALES COMPENSATION

     As part of its plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to AUTHORIZED INSTITUTIONS that sell the Fund's shares and service its shareholder accounts.

     As shown in the table "Fees and Expenses," sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE              CLASS A     CLASS B    CLASS C    CLASS P
----------------------------------------------------------
Service           .25%        .25%       .25%        .20%
Distribution      .10%*       .75%       .75%        .25%


* Until October 1, 2004, Class A shares also paid a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."


     The Rule 12b-1 plans for Class A and Class P shares provide that the maximum payments that may be authorized by the Board are .50% and .75%, respectively. We may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we will not require payment of any otherwise applicable CDSC.

     ADDITIONAL CONCESSIONS TO AUTHORIZED INSTITUTIONS. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares.

[SIDENOTE]

     AUTHORIZED INSTITUTIONS are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. Lord Abbett Distributor is an Authorized Institution.

     12b-1 FEES ARE PAYABLE REGARDLESS OF EXPENSES. The amounts payable by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

     Effective October 1, 2004, Lord Abbett Distributor began paying a one-time distribution fee of up to 1% on certain qualifying purchases, as described at "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge." Additional payments may be paid from Lord Abbett or Lord Abbett Distributor's own resources or from distribution fees received from the Fund and may be made in the form of cash, or, if permitted, non-cash payments. The non-cash payments may include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or merchandise. The cash payments may include payment of various business expenses of the dealer.

     SALES ACTIVITIES. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the Fund's Class A and Class C shares for activities that are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.


     SERVICE ACTIVITIES. We may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.


     RECORDKEEPING SERVICES. From time to time, the Fund may enter into arrangements with and pay fees to organizations that provide recordkeeping services to certain groups of investors in the Fund, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of broker-dealers that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Fund in its compliance with state securities laws. In each instance, the fees a Fund pays are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services. In addition, none of these arrangements relate to distribution services. Lord Abbett Distributor also may pay the recordkeeper or an affiliate fees for other services pursuant to a selling dealer agreement or shareholder services agreement. The Fund understands that, in accordance with guidance from the U.S. Department of Labor, Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the plans or the Investors.


OPENING YOUR ACCOUNT

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT REQUIRED BY THE USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including the Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you - when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

     MINIMUM INITIAL INVESTMENT

     -    Regular Account                                                $ 1,000
     -    Individual Retirement Accounts and
          403(b) Plans under the Internal Revenue Code                   $   250
     -    Uniform Gift to Minor Account                                  $   250
     -    Invest-A-Matic                                                 $   250

     No minimum investment is required for certain Retirement and Benefit Plans and certain purchases through Financial Intermediaries that charge their clients a fee for services that include investment advisory or management services.

     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. You should note that your purchases and other transactions will be subject to review on an ongoing basis. Please carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     LORD ABBETT CONVERTIBLE FUND

     P.O. Box 219336
     Kansas City, MO 64121

     PROPER FORM. An order submitted directly to the Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 800-821-5129.

     BY EXCHANGE. Please call the Fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS

     Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," or "Class C Share CDSC."

     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an ELIGIBLE GUARANTOR. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

     A GUARANTEED SIGNATURE is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

     - a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

     - a redemption check payable to anyone other than the shareholder(s) of record,

     - a redemption check to be mailed to an address other than the address of record,

     - a redemption check payable to a bank other than the bank we have on file, or

     -    a redemption for $50,000 or more.

     REDEMPTIONS IN KIND. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

[SIDENOTE]

SMALL ACCOUNTS. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

ELIGIBLE GUARANTOR is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

-    In the case of an estate -

     Robert A. Doe
     Executor of the Estate of
     John W. Doe

[Date]

[SEAL]

-    In the case of a corporation -
     ABC Corporation

     Mary B. Doe

     By Mary B. Doe, President
     [Date]

[SEAL]

DISTRIBUTIONS AND TAXES


     The Fund expects to pay you dividends from its net investment income quarterly and expects to distribute any net capital gains annually as "capital gains distributions."


     Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

     The Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that the Fund receives may be subject to a reduced tax rate if you meet the holding period requirement. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

     If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

     Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SERVICES FOR FUND INVESTORS

     AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 800-821-5129.

================================================================================
FOR INVESTING

INVEST-A-MATIC                You can make fixed, periodic investments ($250
(Dollar-cost                  initial and $50 subsequent minimum) into your Fund
averaging)                    account by means of automatic money transfers from
                              your bank checking account. See the Application for instructions.

DIV-MOVE You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

SYSTEMATIC                    You can make regular withdrawals from most Lord
WITHDRAWAL                    Abbett-sponsored funds. Automatic cash withdrawals
PLAN ("SWP")                  will be paid to you from your account in fixed or
                              variable amounts. To establish a SWP, the value of your shares for Class A or Class C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of a SWP established for Retirement and Benefit Plans, for which there is no minimum. Your shares must be in non-certificate form.

CLASS B SHARES                The CDSC will be waived on redemptions of up to
                              12% of the current net asset value of your account at the time of your SWP request. For Class B share
                              SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation.

CLASS B AND                   Redemption proceeds due to a SWP for Class B and
CLASS C SHARES                Class C shares will be redeemed in the order
                              described under "CDSC" under "Purchases."
================================================================================

     OTHER SERVICES

     TELEPHONE INVESTING. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

[SIDENOTE]

     TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

     Transactions by telephone may be difficult to implement in times of drastic economic or market change.

     EXCHANGES. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Fund must receive instructions for the exchange before the close of the NYSE on the day of your call, in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you (see "Distributions and Taxes" section). Be sure to read the current prospectus for any fund into which you are exchanging.


     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.


     HOUSEHOLDING. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

     SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible
     Fund.

[SIDENOTE]


EXCHANGE LIMITATIONS. As described under "Your Investment - Purchases," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

                                                                CONVERTIBLE FUND


                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal period indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


                                             CLASS A           CLASS B           CLASS C             CLASS P
                                              SHARES            SHARES            SHARES              SHARES
                                           ---------------------------------------------------------------------
                                           6/23/2003(a)      6/23/2003(a)       6/23/2003(a)        6/23/2003(a)
                                                to                to                to                  to
                                            11/30/2003        11/30/2003         11/30/2003          11/30/2003
Per Share Operating Performance

NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.00           $ 10.00           $ 10.00              $ 10.00
 Unrealized depreciation on investments          (.02)             (.02)             (.02)                (.02)
NET ASSET VALUE ON SEC EFFECTIVE DATE,
 JUNE 30, 2003                                $  9.98           $  9.98           $  9.98              $  9.98
INVESTMENT OPERATIONS:
 Net investment income(b)                         .05               .02               .02                  .04
 Net realized and unrealized gain                 .75               .74               .74                  .77
TOTAL FROM INVESTMENT OPERATIONS                  .80               .76               .76                  .81
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                           (.02)             (.01)             (.01)                (.01)
NET ASSET VALUE, END OF PERIOD                $ 10.76           $ 10.73           $ 10.73              $ 10.78

TOTAL RETURN(c)                                  (.20)%(d)(e)      (.20)%(d)(e)      (.20)%(d)(e)         (.20)%(d)(e)

TOTAL RETURN(c)                                  7.99%(d)(f)       7.64%(d)(f)       7.66%(d)(f)          8.13%(d)(f)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expenses assumed                                .56%(d)+          .84%(d)+          .84%(d)+             .60%(d)+
 Expenses, excluding waiver and
  expenses assumed                               1.12%(d)+         1.42%(d)+         1.42%(d)+            1.18%(d)+
 Net investment income                            .50%(d)+          .22%(d)+          .22%(d)+             .45%(d)+

                                           6/23/2003(a)      6/23/2003(a)       6/23/2003(a)        6/23/2003(a)
                                                to                to                to                  to
SUPPLEMENTAL DATA:                          11/30/2003        11/30/2003         11/30/2003          11/30/2003
NET ASSETS, END OF PERIOD (000)               $ 24,445          $ 5,860           $ 19,952             $    11
PORTFOLIO TURNOVER RATE                          44.97%           44.97%             44.97%              44.97%

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 6/30/2003.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 6/23/2003 through 6/30/2003.
(f)  Total return for the period 6/30/2003 through 11/30/2003.

TO OBTAIN INFORMATION:             ADDITIONAL INFORMATION

BY TELEPHONE. For shareholder        More information on the Fund is or will be
account inquiries call the Fund      available free upon request, including the
at: 800-821-5129. For                following:
literature requests call the
Fund at: 800-874-3733.

BY MAIL. Write to the Fund at:       ANNUAL/SEMI-ANNUAL REPORT
The Lord Abbett Family of Funds
90 Hudson Street                     The Fund's Annual and Semi-Annual Reports
Jersey City, NJ 07302-3973           contain more information about the Fund's
                                     investments and performance. The Annual
VIA THE INTERNET.                    Report also includes details about the
LORD, ABBETT & CO. LLC               market conditions and investment strategies
www.LordAbbett.com                   that had a significant effect on the Fund's
                                     performance during the last fiscal year.
Text only versions of Fund
documents can be viewed online       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
or downloaded from the SEC:
www.sec.gov                          Provides more details about the Fund and
                                     its policies. A current SAI is on file with
You can also obtain copies by        the Securities and Exchange Commission
visiting the SEC's Public            ("SEC") and is incorporated by reference
Reference Room in Washington,        (is legally considered part of this
DC (phone 202-942-8090) or by        prospectus).
sending your request and a
duplicating fee to the SEC's
Public Reference Section,
Washington, DC 20549-0102 or by
sending your request
electronically to
publicinfo@sec.gov.


[LORD ABBETT(R) LOGO]


  Lord Abbett Mutual Fund shares
       are distributed by:
   LORD ABBETT DISTRIBUTOR LLC             Lord Abbett Investment Trust                     LACONV-1
        90 Hudson Street -                     Lord Abbett Convertible Fund                 (4/05)
Jersey City, New Jersey 07302-3973


                            SEC FILE NUMBER: 811-7988
================================================================================

[LORD ABBETT LOGO]

LORD ABBETT
  BALANCED FUND

  CONVERTIBLE FUND
  CORE FIXED INCOME FUND
  TOTAL RETURN FUND
  HIGH YIELD FUND

  LIMITED DURATION U.S.
    GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND
  U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND


                                                                     APRIL 1,
                                                                       2005


                                                                    PROSPECTUS
                                                                  CLASS Y SHARES

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CLASS Y SHARES OF BALANCED FUND, LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND, AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND ARE NEITHER OFFERED TO THE GENERAL PUBLIC NOR AVAILABLE IN ALL STATES.

PLEASE CALL 800-821-5129 FOR FURTHER INFORMATION.

                                TABLE OF CONTENTS


                                                                            PAGE
                                    THE FUNDS

                    Information about   Balanced Fund                          3
                  the goal, principal   Convertible Fund                      14
                strategy, main risks,   Core Fixed Income Fund                24
                   performance, fees,   Total Return Fund                     29
                         and expenses   High Yield Fund                       35
                                        Limited Duration U.S.
                                          Government & Government
                                          Sponsored Enterprises Fund          40
                                        U.S. Government & Government
                                          Sponsored Enterprises Fund          46
                                        Additional Investment Information     52
                                        Management                            56

                                 YOUR INVESTMENT

                      Information for   Purchases                             60
                        managing your   Redemptions                           66
                         Fund account   Distributions and Taxes               68
                                        Services For Fund Investors           69

                              FINANCIAL INFORMATION

                 Financial highlights   Balanced Fund                         71
                                        Convertible Fund                      72
                                        Core Fixed Income Fund                73
                                        Total Return Fund                     74
                                        High Yield Fund                       75
                                        Limited Duration U.S.
                                          Government & Government
                                          Sponsored Enterprises Fund          76
                                        U.S. Government & Government
                                          Sponsored Enterprises Fund          77

                             ADDITIONAL INFORMATION

                    How to learn more   Back Cover
                      about the Funds
                            and other
                    Lord Abbett Funds

                                                                   BALANCED FUND

                                    THE FUNDS

GOAL

     The Fund's investment objective is current income and capital growth.

PRINCIPAL STRATEGY

     This Fund is a "fund of funds" - meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. To pursue its goal, the Fund uses an asset allocation investment process by investing in other funds managed by Lord, Abbett & Co. LLC ("Lord Abbett"). These underlying funds generally focus their investments in either equity securities, including common and preferred stocks, warrants and similar instruments, or fixed income securities, which may include investment grade or high-yield debt securities, and mortgage-related securities.

     The Fund will generally seek to allocate investments in equity and fixed income funds in a proportion that the manager believes is best suited to achieving the Fund's investment objective in light of current market conditions. The current proportion is the Target Allocation. The manager may vary this proportion within the Target Range.

     The Fund will decide in which of the underlying funds it will invest at any particular time, as well as the relative amounts invested in those funds. The Fund may change the amounts invested in any or all of the underlying funds at any time without shareholder approval.

[SIDENOTE]

WE OR THE FUND OR BALANCED FUND refers to the Balanced Series, a portfolio or series of Lord Abbett Investment Trust (the "Trust").

BALANCED FUND may invest in nine separate underlying funds, each with its own investment objective and policies. These funds currently consist of:

- LORD ABBETT AFFILIATED FUND ("Affiliated Fund")
- LORD ABBETT ALL VALUE FUND ("All Value Fund")
- LORD ABBETT BOND-DEBENTURE FUND ("Bond-Debenture Fund")
- LORD ABBETT CORE FIXED INCOME FUND ("Core Fixed Income Fund")
- LORD ABBETT GROWTH OPPORTUNITIES FUND ("Growth Opportunities Fund")
- LORD ABBETT LARGE-CAP CORE FUND ("Large-Cap Core Fund")
- LORD ABBETT MID-CAP VALUE FUND ("Mid-Cap Value Fund")
- LORD ABBETT TOTAL RETURN FUND ("Total Return Fund")
- LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND ("U.S. Government & Government Sponsored Enterprises Fund")

                                                                   BALANCED FUND

     The table below illustrates the current Target Allocation and Target Ranges in the underlying equity and fixed income funds.

UNDERLYING FUNDS
BY CATEGORY                     TARGET ALLOCATION           TARGET RANGE
-------------------------------------------------------------------------
EQUITY FUNDS                           60%                     40-60%
  Affiliated Fund
  All Value Fund
  Growth Opportunities Fund
  Large-Cap Core Fund
  Mid-Cap Value Fund

FIXED INCOME FUNDS                     40%                     40-60%
  Bond-Debenture Fund
  Core Fixed Income Fund
  Total Return Fund
  U.S. Government & Government
    Sponsored Enterprises Fund

     The following is a concise description of the investment objectives and practices of each underlying fund. No offer is made in this Prospectus of the shares of the underlying funds, other than the U.S. Government & Government Sponsored Enterprises Fund.

     THE AFFILIATED FUND'S investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Affiliated Fund normally invests at least 80% of its net assets in equity securities of large, seasoned U.S. and MULTINATIONAL COMPANIES with market capitalizations of at least $5 billion at the time of purchase. In selecting investments, the Affiliated Fund attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value.

     THE ALL VALUE FUND'S investment objective is long-term growth of capital and income without excessive fluctuations in market value. The All Value Fund purchases equity securities of U.S. and multinational companies in all market capitalization ranges that it believes are undervalued. Under normal circumstances, the fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market

[SIDENOTE]

MULTINATIONAL COMPANIES are those companies that conduct their business operations and activities in more than one country.

                                                                   BALANCED FUND

     capitalizations of at least $5 billion at the time of purchase. The fund may invest its remaining assets in mid-sized and small company equity securities.

     THE BOND-DEBENTURE FUND'S investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Bond-Debenture Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. These securities may include all types of bonds, debentures, mortgage-related and other asset backed securities, HIGH-YIELD DEBT SECURITIES or "junk bonds," INVESTMENT GRADE DEBT SECURITIES, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of its assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The fund may invest up to 20% of its net assets in equity securities.

     THE CORE FIXED INCOME FUND'S investment objective is to seek income and capital appreciation to produce a high total return. The Core Fixed Income Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. These securities primarily include U.S. Government, mortgage-related, and investment grade debt securities, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees").

     THE GROWTH OPPORTUNITIES FUND'S investment objective is to seek capital appreciation. The Growth Opportunities Fund uses a growth style of investing favoring companies that show the potential for strong revenue and earnings growth. Under normal circumstances, the fund invests at least 65% of its net assets in equity securities of mid-sized companies within the market capitalization range of the Russell Mid-Cap Index, a widely used benchmark for mid-cap stock performance. As of July 1, 2003, the market capitalization range of the Russell Mid-Cap Index was

[SIDENOTE]

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

                                                                   BALANCED FUND

     approximately $450 million to $12 billion. This market capitalization range will vary in response to changes in the market.

     THE LARGE-CAP CORE FUND'S investment objective is growth of capital and growth of income consistent with reasonable risk. The Large-Cap Core Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned, U.S. and multinational companies with market capitalizations of at least $5 billion at the time of purchase. The fund invests in the full spectrum of large companies including those with value or growth characteristics.

     THE MID-CAP VALUE FUND'S investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies with market capitalizations of roughly $500 million to $10 billion at the time of purchase.

     THE TOTAL RETURN FUND'S investment objective is to seek income and capital appreciation to produce a high total return. The Total Return Fund invests primarily in the following fixed income securities: U.S. Government securities; mortgage-related securities; and investment grade debt securities, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees"); high-yield debt securities or "junk bonds;" and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. Investments in high-yield debt and non-U.S. debt denominated in foreign currencies are each limited to 20% of its net assets.

                                                                   BALANCED FUND

     THE U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND'S investment objective is high current income consistent with reasonable risk. By reasonable risk we mean that the volatility the fund is expected to have over time will approximate that of the Lehman Brothers Government Bond Index. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises, including mortgage-related securities.

MAIN RISKS OF THE BALANCED FUND AND ITS UNDERLYING FUNDS

     The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportion in which the Fund invests in them.

     You may invest in the underlying funds directly. By investing in the Fund, you will incur a proportionate share of the expenses of the underlying funds in addition to any expenses of the Fund.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund offers a greater level of diversification than many other types of mutual funds, it is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

     The following summarizes some, but not all, of the risks that apply to each underlying fund and may result in a loss of your investment. There can be no assurance that an underlying fund will achieve its investment objective.

                                                                   BALANCED FUND

     AFFILIATED FUND, ALL VALUE FUND, GROWTH OPPORTUNITIES FUND, LARGE-CAP CORE FUND, AND MID-CAP VALUE FUND. These underlying funds are subject to the general risks and considerations associated with equity investing. Their values will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the underlying fund invests. If an underlying fund's assessment of market conditions or companies held in the fund is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     The underlying funds also are subject to the particular risks associated with the types of stocks in which they normally invest: VALUE STOCKS in the case of the Affiliated Fund, All Value Fund and the Mid-Cap Value Fund; growth stocks in the case of the Growth Opportunities Fund, and value and GROWTH STOCKS in the case of Large-Cap Core Fund. Value and growth stocks may perform differently than the market as a whole and differently from each other or other types of stocks. This is because these types of stocks shift in and out of favor depending on market and economic conditions. For instance, the market may fail to recognize the intrinsic value of particular value stocks for a long time. Also, growth companies may grow faster than other companies which may result in greater volatility in their stock prices.

     Investments in mid-sized or small companies generally involve greater risks than investments in large company stocks. Mid-sized or small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have relatively less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. In addition, there may be less liquidity in mid-sized or small company stocks, subjecting them to greater price fluctuations than larger company stocks.

[SIDENOTE]

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

GROWTH STOCKS generally exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level. They tend to be more volatile than slower-growing value stocks.

                                                                   BALANCED FUND

     Due to their investments in multinational companies, the underlying funds may experience increased market, liquidity, currency, political, information, and other risks.

     BOND-DEBENTURE FUND, CORE FIXED INCOME FUND, TOTAL RETURN FUND, AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND. These underlying funds are subject to the general risks and considerations associated with investing in debt securities. The value of an investment in each fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term fixed income securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price.

     High-yield debt securities, or junk bonds, in which the Bond-Debenture Fund and the Total Return Fund may invest are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to an underlying fund, a risk that is greater with junk bonds in which the Bond-Debenture Fund and Total Return Fund may invest. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the underlying funds. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Except for the U.S. Government & Government Sponsored Enterprises Fund, each of these underlying funds may invest its assets in foreign securities in accordance with their investment objective and policies. Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

                                                                   BALANCED FUND

     The mortgage-related securities in which these underlying funds may invest, including collateralized mortgage obligations ("CMOs"), may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a fund to a lower rate of return upon reinvestment of prinicipal. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security. These factors may result in lower performance or losses for these underlying funds.

     Although certain U.S. Government securities in which the funds may invest are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. Certain securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

                                                                   BALANCED FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for Class Y shares is not shown because the class has less than one year of performance. Class Y shares will have substantially similar annual returns as Class A shares because the two classes are invested in the same portfolio of securities. Annual returns for Class Y will differ only to the extent that the classes do not have the same expenses. This chart does not reflect the sales charges applicable to Class A shares. Class A shares are not offered by this Prospectus.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS A SHARES
--------------------------------------------------------------------------------

1995           +22.8%
1996            +9.1%
1997           +17.3%
1998            +8.8%
1999           +11.0%
2000            +7.4%
2001            -1.8%
2002           -10.9%
2003           +24.5%
2004               _%

BEST QUARTER 2nd Q '03      +13.2%
WORST QUARTER 3rd Q '02     -11.9%

================================================================================


     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index, a more narrowly based index that more closely reflects the market sectors in which the Fund invests, and the Lipper Balanced Funds Average. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.


     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not

                                                                   BALANCED FUND

     reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                              LIFE OF
SHARE CLASS                                 1 YEAR  5 YEARS   FUND(1)
Class A Shares
 Return Before Taxes                             %        %         %
 Return After Taxes
  on Distributions                               %        %         %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                            %        %         %
Russell 3000(R)Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                             %        %         %(3)
60% Russell 3000(R), 40% Lehman Brothers
Aggregate Bond Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                             %        %         %(3)
Lipper Balanced Funds Average(2)
 (reflects no deduction for fees,
  expenses, or taxes)                            %        %         %(3)


(1)  The date Class A was first offered to the public is 12/27/94.
(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 12/31/94 to 12/31/04, to correspond with Class A period shown.


[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                                   BALANCED FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------

                                                                CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                       none
Maximum Deferred Sales Charge                                     none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net
  assets)(1)
Management Fees
 (See "Management")                                               0.10%
Other Expenses                                                    0.20%
Underlying Funds' Expenses(2)                                     0.58%
Total Operating Expenses                                          0.88%

(1)  The annual operating expenses are based on estimated expenses.

(2) Shareholders in the Balanced Fund bear indirectly the Class Y share expenses of the underlying funds in which the Balanced Fund invests. Because the amount of Balanced Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class Y expenses of the underlying funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


SHARE CLASS             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class Y Shares


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

LORD ABBETT IS CURRENTLY WAIVING ITS MANAGEMENT FEES FOR THE FUND. LORD ABBETT MAY STOP WAIVING THE MANAGEMENT FEES AT ANY TIME. TOTAL OPERATING EXPENSES LESS THE MANAGEMENT FEE WAIVER AND EXPENSES ASSUMED BY UNDERLYING FUNDS (AS DESCRIBED BELOW) ARE 0.00% (CLASS Y SHARES).

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. The Fund has entered into a servicing arrangement with the underlying funds under which the underlying funds may bear certain of the Fund's Other Expenses. As a result, the Fund does not expect to bear any of these Other Expenses.

                                                                CONVERTIBLE FUND


GOAL

     The Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     To pursue its goal, under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of CONVERTIBLE SECURITIES issued by U.S. and foreign companies. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Convertible securities may include corporate bonds, debentures, notes, preferred stocks and other securities that can be exchanged for common stock or other securities which provide an opportunity for equity participation. A convertible security may offer both a relatively high yield received from dividend or interest payments in comparison to common stock dividends and the potential for capital appreciation if the value of the underlying common stock increases above the conversion price. The Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks. Such investments attempt to combine the fixed income and convertible characteristics of traditional convertible securities. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of small to mid-sized companies with market capitalizations of $250 million to $5 billion at the time of purchase. This market capitalization range may vary in response to changes in the markets.

     The Fund invests both in INVESTMENT GRADE DEBT SECURITIES and LOWER-RATED DEBT SECURITIES although the Fund may not invest more than 50% of its net assets in lower-rated debt securities (sometimes called "junk bonds" or "high yield securities"). The Fund may invest up to 20% of its net assets in non-convertible fixed income securities and equity securities, including

[SIDENOTE]

WE OR THE FUND OR CONVERTIBLE FUND refers to the Lord Abbett Convertible Fund, a portfolio or series of the Lord Abbett Investment Trust (the "Trust").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

CONVERTIBLE SECURITIES are corporate securities, usually preferred stocks or bonds, that are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula (the "conversion price"). Convertible securities may provide investors participation in rising markets and protection in declining markets. However, they tend to be more volatile than other fixed income securities and less volatile than their underlying common stocks.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB), or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

LOWER-RATED DEBT SECURITIES (sometimes called "junk bonds" or "high yield securities") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. Lower-rated debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for lower-rated debt securities may also be less liquid.

                                                                CONVERTIBLE FUND


     common stocks and preferred stocks. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

     In selecting investments for the Fund we seek unusual values, using fundamental, bottom-up research to identify undervalued convertible securities that we believe may maximize total return and reduce downside risk. Our disciplined investment process attempts to identify valuation and pricing inefficiencies driven by macroeconomic factors and company-specific events among convertible securities across all market capitalizations. Because the value of a convertible security typically increases when the market value of the underlying common stock increases above the conversion price, we analyze the potential for capital appreciation of the underlying stock. We attempt to reduce the risks associated with these securities through portfolio diversification, credit analysis, assessment of their risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in convertible securities. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities, of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Synthetic convertible securities and convertible structured notes may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

     Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the

                                                                CONVERTIBLE FUND


     value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

     In addition to interest rate risk, like most other fixed income securities, convertible securities are subject to credit risk, which is the risk that the issuer will fail to make timely payments of principal or interest to the Fund. Because many convertible securities tend to have credit ratings below investment grade, they present a greater credit risk than some other fixed income instruments. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional fixed income securities. A company normally must pay interest on its conventional debt before it can make payments on its convertible securities. The market for lower-rated debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Many convertible securities are issued with a "call" feature that allows the issuer of the security to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

                                                                CONVERTIBLE FUND


     The value of the Fund's equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to other funds, including those that invest exclusively in convertible or other fixed income securities.

     Foreign securities in which the Fund may invest may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. In addition, the Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

     The Fund may invest from time to time a significant amount of its assets in securities of mid-sized and small companies. This generally involves greater risks than investing in larger companies. Mid-sized and small companies may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. These factors may make them more susceptible to setbacks or economic downturns and subject them to a higher risk of failure than larger companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                                CONVERTIBLE FUND

                                                        ------------------------
                                                        Symbols: Class Y - LCFYX

PERFORMANCE


     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS Y SHARES
--------------------------------------------------------------------------------

2004            _%

BEST QUARTER            ____ ___%
WORST QUARTER           ____ ___%

================================================================================

                                                                CONVERTIBLE FUND


     The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of three broad-based securities market indices.

     The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004
--------------------------------------------------------------------------------



                                                  LIFE OF
SHARE CLASS                             1 YEAR    FUND(1)
Class Y Shares
 Return Before Taxes                         %          %
 Return After Taxes
  on Distributions                           %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                        %          %
Merrill Lynch All Convertible Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                         %          %(3)



(1)  The date of inception for Class Y shares is 6/30/03.
(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.
(3) Represents total returns for the period ___/03 - 12/31/04, to correspond with the Class Y period shown.

                                                                CONVERTIBLE FUND


     FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------



                                                                CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                       none
Maximum Deferred Sales Charge                                     none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average
 net assets)
Management Fees
 (See "Management")                                               0.70%
Other Expenses(1)                                                 0.34%
Total Operating Expenses(1)                                       1.04%



(1)  The annual operating expenses are based on estimated fees and expenses.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



SHARE CLASS                           1 YEAR   3 YEARS
Class Y Shares


[SIDENOTE]


MANAGEMENT FEES are payable to Lord, Abbett & Co. LLC ("Lord Abbett") for the Fund's Investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

LORD ABBETT IS CURRENTLY REIMBURSING EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN TOTAL OPERATING EXPENSES FOR CLASS Y SHARES AT 0.95% OF AVERAGE DAILY NET ASSETS. LORD ABBETT MAY STOP REIMBURSING SUCH EXPENSES AT ANY TIME.

                                                                CONVERTIBLE FUND


     PAST PERFORMANCE OF INSTITUTIONAL ACCOUNTS. The performance information shown below is provided to illustrate the past performance of Lord Abbett in managing accounts that have substantially similar investment objectives, policies and strategies to those of the Fund and are managed by the Fund's portfolio management team. Such performance information does not represent the performance of the Fund, which commenced operations in 2003. Investors should realize that this past performance data is not an indication of the future performance of the Fund.

     The chart below illustrates average annual total return performance for Lord Abbett's Convertibles Institutional Composite (the "Composite"), the Merrill Lynch All Convertibles, All Qualities Index and the Credit Suisse First Boston Convertible Securities Index.


[CHART]

================================================================================
AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

          LORD ABBETT'S CONVERTIBLES   LORD ABBETT'S CONVERTIBLES     MERRILL LYNCH ALL CONVERTIBLES,  CREDIT SUISSE FIRST BOSTON
          INSTITUTIONAL COMPOSITE-NET  INSTITUTIONAL COMPOSITE-GROSS  ALL QUALITIES INDEX              CONVERTIBLE SECURITIES INDEX
1 year               +23.91%                      +24.83%                        +27.15%                          +28.00%
3 years               +5.34%                       +6.13%                         +3.56%                           +3.24%
5 years               +8.50%                       +9.31%                         +6.89%                           +7.61%
10 years             +11.08%                      +11.90%                         +9.46%                           +9.21%


     The data represents institutional accounts with assets as of December 31, 2004 of $___ million, which represented ___ % of Lord Abbett's total assets under management at that date. The data includes all accounts with substantially similar investment objectives, policies and strategies to those of the Fund. The gross and net performance numbers above for the Composite are net of all transaction costs and markups or markdowns in connection with securities transactions. The net Composite performance data above reflect the deduction of the highest advisory fee borne by any account in the Composite (an annual rate of 0.75% of assets). The gross

                                                                CONVERTIBLE FUND


     and net Composite performance numbers do not reflect the deduction of custodian fees. The deduction of such fees (and the compounding effect thereof over time) will reduce the performance results and, correspondingly, the return to an investor. The effect of fees and expenses on performance will vary with the relative size of the fee and account performance.

     One index used for comparison is the Credit Suisse First Boston Convertible Securities Index, an unmanaged index with no expenses, which is comprised of domestic convertible bonds and convertible preferred stocks with a Standard & Poor's Ratings Services' credit rating of B- or better. A minimum issue market capitalization of $50 million is required for inclusion in the index, and for preferred stocks a minimum of 500,000 shares outstanding is also required. The second index used for comparison is the Merrill Lynch All Convertibles, All Qualities Index, an unmanaged index with no expenses, which contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar denominated, sold into the U.S. market and publicly traded in the U.S.

     The institutional accounts that are included in the data for the Composite above are not subject to the same types of expenses as the Fund and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986. The performance results of the institutional accounts included in the Composite likely would have been lower if the institutional accounts had been regulated as investment companies under the federal tax and securities laws. In addition, the performance results of the institutional accounts would have been lower had they been subject to the higher fees and expenses of the Fund. Differences in the Securities and Exchange Commission and the Association for Investment Management and Research (AIMR) Performance

                                                                CONVERTIBLE FUND


     Presentation Standards (AIMR-PPS(R)) methodologies for calculating performance could result in different performance data for identical time periods.

     IMPORTANT INFORMATION REGARDING PAST PERFORMANCE OF INSTITUTIONAL ACCOUNTS. The Composite comprises all fully-invested portfolios investing primarily in convertible bonds, including preferred stock, rated or equivalent to investment grade. Performance results are expressed in U.S. dollars and reflect reinvestment of any dividends and distributions. A complete list of Lord Abbett composites and descriptions of the investment strategies is available from Lord Abbett and a performance presentation that adheres to the AIMR-PPS(R) is available at www.LordAbbett.com.

     Lord Abbett has prepared and presented the performance of the Composite in compliance with AIMR-PPS(R), the U.S. and Canadian version of the Global Investment Performance Standards. AIMR has not been involved in the preparation or review of this performance information. For AIMR-PPS(R) purposes, Lord Abbett defines the "Firm" as all fee-based accounts managed by Lord Abbett, including institutional accounts, separately managed accounts, and mutual funds, but not including any hedge fund or separately managed accounts for which the records have been maintained by another entity.

                                                          CORE FIXED INCOME FUND


GOAL

     The investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund invests primarily in U.S. Government, mortgage-related, and INVESTMENT GRADE DEBT SECURITIES, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees").

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index (currently approximately four years). The higher the Fund's duration, the more sensitive it is to interest rate risk.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise.

     The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of

[SIDENOTE]

WE OR THE FUND OR CORE FIXED INCOME FUND refers to the Lord Abbett Core Fixed Income Fund, a portfolio or series of Lord Abbett Investment Trust (the "Trust").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. The Fund strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

                                                          CORE FIXED INCOME FUND


     mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     The Fund's investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                          CORE FIXED INCOME FUND


     PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS A SHARES
--------------------------------------------------------------------------------

1999      +0.2%
2000     +13.0%
2001      +9.5%
2002      +9.7%
2003      +4.2%
2004         _%

BEST QUARTER 3rd Q '01   +5.0%
WORST QUARTER 2nd Q '99  -0.9%

================================================================================

                                                          CORE FIXED INCOME FUND


     The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of a broad-based securities market index.

     The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                              LIFE OF
SHARE CLASS                              1 YEAR    5 YEARS    FUND(1)
Class Y Shares
 Return Before Taxes                          %          %          %
 Return After Taxes
  on Distributions                            %          %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                         %          %          %
Lehman Brothers Aggregate
Bond Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                          %          %          %(3)



(1)  The Class Y shares were first offered on 3/16/98.
(2) The performance of the unmanaged index is not necessarily representative of the Fund's performance.
(3) Represents total returns for the period 3/31/98 to 12/31/04, to correspond with the Class Y period shown.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                          CORE FIXED INCOME FUND


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE

--------------------------------------------------------------------------------


                                                                         CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                                 none
Maximum Deferred Sales Charge                                               none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of
 average net assets)
Management Fees
 (See "Management")(1)                                                      0.45%
Other Expenses(1)                                                               %
Total Operating Expenses(1)(2)                                                  %
Expense Reimbursement(1)(2)                                                  ___%
Net Expenses(1)(2)                                                          0.55%



(1) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.
(2) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.55% of average daily net assets for Class Y shares.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



SHARE CLASS              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class Y Shares


[SIDENOTE]


MANAGEMENT FEES are payable to Lord, Abbett & Co. LLC ("Lord Abbett") for the Fund's investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                               TOTAL RETURN FUND


GOAL

     The investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     Under normal circumstances, the Fund invests primarily in the following fixed income securities: U.S. Government securities; mortgage-related securities; INVESTMENT GRADE DEBT SECURITIES, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees"); HIGH-YIELD DEBT SECURITIES (sometimes called "lower-rated bonds" or "junk bonds"); and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. Investments in high-yield debt and non-U.S. debt denominated in foreign currencies are each limited to 20% of the Fund's net assets. The Fund also may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts.

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index (currently approximately four years). The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR TOTAL RETURN FUND refers to Lord Abbett Total Return Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. The Fund strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

                                                               TOTAL RETURN FUND


MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise.

     The mortgage- and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

     The lower-rated bonds in which the Fund may invest involve greater risks than higher-rated bonds. First, there is a greater risk that the bond's issuer will not make payments of interest and principal payments when due. Some issuers may default as to principal and/or interest payments after the Fund purchases their securities. Second, the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Third, during periods of uncertainty or market turmoil, prices of high-yield bonds generally decline. These risks may result in losses to the Fund.

                                                               TOTAL RETURN FUND


     The Fund's investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     With respect to foreign currency transactions in which the Fund may engage, there is no guarantee that they will be successful. Although such transactions will be used primarily to attempt to protect the Fund from adverse currency movements, their use involves the risk that Lord Abbett will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced. In addition, it may be difficult or impractical to hedge currency risk in many emerging countries.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                               TOTAL RETURN FUND


PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS Y SHARES
--------------------------------------------------------------------------------

1999      +0.7%
2000     +13.0%
2001      +9.5%
2002      +9.2%
2003      +5.4%
2004         _%

BEST QUARTER 3rd Q '01   +4.8%
WORST QUARTER 2nd Q '99  -0.8%

================================================================================

                                                               TOTAL RETURN FUND


     The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of two broad-based securities market indices.

     The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                              LIFE OF
SHARE CLASS                              1 YEAR    5 YEARS    FUND(1)
Class Y Shares
 Return Before Taxes                          %          %          %
 Return After Taxes
  on Distributions                            %          %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                         %          %          %
Lehman Brothers
Aggregate Bond Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                          %          %          %(3)
Lehman Brothers
U.S. Universal Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                          %          %          %(3)



(1)  The date of inception of Class Y shares is 12/14/98.
(2) The performance of the unmanaged indices is not necessarily representative of the Fund's performance.
(3) Represents total returns for the period 12/31/98 to 12/31/04, to correspond with the Class Y period shown.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                               TOTAL RETURN FUND


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE

--------------------------------------------------------------------------------


                                                                        CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales
Charge on Purchases
 (as a % of offering price)                                                none
Maximum Deferred Sales Charge                                              none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of
 average net assets)
Management Fees
 (See "Management")(1)                                                     0.45%
Other Expenses(1)                                                              %
Total Operating Expenses(1)(2)                                                 %
Expense Reimbursement(1)(2)                                                 ___%
Net Expenses(1)(2)                                                         0.55%



(1) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.
(2) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.55% of average daily net assets for Class Y shares.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



SHARE CLASS              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class Y Shares


[SIDENOTE]


MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                                 HIGH YIELD FUND


GOAL

     The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund normally invests in HIGH-YIELD DEBT SECURITIES, sometimes called "lower-rated bonds" or "junk bonds," which entail greater risks than investments in higher-rated or INVESTMENT GRADE DEBT SECURITIES. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in lower-rated debt securities, some of which are convertible into common stock or have warrants to purchase common stock. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

     We believe that a high total return (current income and capital appreciation) may be derived from an actively-managed, diversified portfolio of investments. We seek unusual values, particularly in lower-rated debt securities. Also, buying lower-rated bonds when we believe the credit risk is likely to decrease may generate higher returns. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur.

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. Longer-term fixed income securities are usually more sensitive to interest rate changes. This means that the longer the

[SIDENOTE]

WE OR THE FUND OR HIGH YIELD FUND refers to the Lord Abbett High Yield Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

HIGH-YIELD DEBT SECURITIES (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

INVESTMENT GRADE DEBT SECURITIES are debt securities that are rated within the four highest grades assigned by Moody's Investor Service, Inc. (Aaa, Aa, A,
Baa), Standard & Poor's Ratings Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal circumstances, the duration of the Fund's debt securities will be between three to seven years with an average maturity of five to twelve years.

                                                                 HIGH YIELD FUND


     maturity of a security, the greater the effect a change in interest rates is likely to have on its price. High-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling.

     There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for high-yield debt securities generally is less liquid than the market for higher-rated securities, subjecting them to greater price fluctuations.

     Convertible securities tend to be more volatile and produce more income than their underlying stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     The mortgage-related securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment risk also will affect the price and volatility of a mortgage-related security.

     Investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                                 HIGH YIELD FUND

                                                        ------------------------
                                                        Symbols: Class Y - LAHYX


PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.


[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS Y SHARES
--------------------------------------------------------------------------------

2000      -2.8%
2001      +5.5%
2002      +0.4%
2003     +22.1%
2004         _%

BEST QUARTER 2nd Q '03   +8.4%
WORST QUARTER 3rd Q '01  -4.0%

================================================================================

                                                                 HIGH YIELD FUND


     The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of two broad-based securities market indices.

     The after-tax returns for Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                                   LIFE OF
SHARE CLASS                              1 YEAR    FUND(1)
Class Y Shares
 Return Before Taxes                          %          %
 Return After Taxes
  on Distributions                            %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                         %          %
CSFB High Yield Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                          %          %(3)
Merrill Lynch High Yield
Master II Index(2)
 (reflects no deduction for fees,
 expenses, or taxes)                          %          %(3)



(1)  The Class Y shares were first offered on 5/4/99.
(2) The performance of the unmanaged index is not necessarily representative of the Fund's performance.
(3) Represents total returns for the period 4/30/99 to 12/31/04, to correspond with the Class Y period shown.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                                 HIGH YIELD FUND


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE

--------------------------------------------------------------------------------


                                                                        CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                               none
Maximum Deferred Sales Charge                                             none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of
 average net assets)
Management Fees
 (See "Management")                                                       0.60%
Other Expenses(1)                                                         0.24%
Total Operating Expenses(1)                                               0.84%



(1) These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



SHARE CLASS              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class Y Shares


[SIDENOTE]


MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

GOAL

     The Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. The Fund is not a money market fund.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises (including mortgage-related securities), such as:

     - FEDERAL HOME LOAN BANK
     - FEDERAL HOME LOAN MORTGAGE CORPORATION
     - FEDERAL NATIONAL MORTGAGE ASSOCIATION
     - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

     The Fund will provide shareholders with at least 60 days' notice of any change in this policy.

     The Fund may invest its remaining assets in various types of fixed income securities, including investment grade debt securities, asset-backed securities and cash equivalents.

     The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range between one and four years. The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES (GSE) FUND (formerly known as Limited Duration U.S. Government Securities Series) refers to the Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, a series or portfolio of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. The Fund does not attempt to maintain a stable net asset value.

     Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. The Fund generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. There is no assurance that the U.S. Government will provide financial support to government sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

     The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive the Fund

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for Class Y shares is not shown because the class has less than one year of performance. Class Y shares will have substantially similar annual returns as Class A shares because the two classes are invested in the same portfolio of securities. Annual returns for Class Y will differ only to the extent that the classes do not have the same expenses. This chart does not reflect the sales charges applicable to Class A shares. Class A shares are not offered by this Prospectus.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS A SHARES
--------------------------------------------------------------------------------

1995       +10.1%
1996        +1.3%
1997        +6.9%
1998        +6.6%
1999        +2.8%
2000        +9.2%
2001        +6.5%
2002        +7.6%
2003        +1.8%
2004           _%

BEST QUARTER 3rd Q '01     +3.5%
WORST QUARTER 1st Q '94    -2.8%

================================================================================

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND


     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.


     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


SHARE CLASS                          1 YEAR   5 YEARS   10 YEARS
Class A Shares
 Return Before Taxes                      %         %          %
 Return After Taxes
  on Distributions                        %         %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                     %         %          %
Lehman Intermediate
Government Bond Index(1)
 (reflects no deduction of fees,
 expenses or taxes)                       %         %          %


(1) The performance of the unmanaged index is not necessarily representative of the Fund's performance.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------


                                                                         CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                              none
Maximum Deferred Sales Charge                                            none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees
 (See "Management")(1)                                                   0.40%
Other Expenses                                                               %
Total Operating Expenses(1)(2)                                               %
Expense Reimbursement(1)(2)                                               ___%
Net Expenses(1)(2)                                                       0.55%


(1)  The annual operating expenses are based on estimated expenses.

(2) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.55% of average daily net assets for Class Y shares.


================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


SHARE CLASS                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class Y Shares


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

GOAL

     The Fund's investment objective is high current income consistent with reasonable risk. By reasonable risk we mean that the volatility the Fund is expected to have over time will approximate that of the Lehman Brothers Government Bond Index.

PRINCIPAL STRATEGY

     To pursue its goal, the Fund primarily invests in U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce high current income consistent with reasonable risk. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. Government agencies and U.S. government sponsored enterprises (including mortgage-related securities), such as:

     - FEDERAL HOME LOAN BANK
     - FEDERAL HOME LOAN MORTGAGE CORPORATION
     - FEDERAL NATIONAL MORTGAGE ASSOCIATION
     - FEDERAL FARM CREDIT BANK
     - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

     The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund attempts to manage, but not eliminate, interest rate risk through its management of the average duration of the securities it holds. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Fund expects to maintain its average duration range between three and eight years. The higher the Fund's duration, the more sensitive it is to interest rate risk.

[SIDENOTE]

WE OR THE FUND OR U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES (GSE) FUND (formerly known as U.S. Government Securities Series) refers to the Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, a portfolio or series of the Trust.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline. The Fund does not attempt to maintain a stable net asset value.

     Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements. The Fund generally invests a substantial portion of its assets in securities issued or guaranteed by various government sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. Others, such as the Federal Farm Credit Bank, are supported only by the credit of the government sponsored enterprise itself. There is no assurance that the U.S. Government will provide financial support to government sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

     The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

     some mortgage-related securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for Class Y shares is not shown because the class has less than one year of performance. Class Y shares will have substantially similar annual returns as Class A shares because the two classes are invested in the same portfolio of securities. Annual returns for Class Y will differ only to the extent that the classes do not have the same expenses. This chart does not reflect the sales charges applicable to Class A shares. Class A shares are not offered by this Prospectus.

[CHART]

================================================================================
BAR CHART (PER CALENDAR YEAR) - CLASS A SHARES(1)
--------------------------------------------------------------------------------

1995        +15.7%
1996         +1.7%
1997         +9.2%
1998         +7.9%
1999         -1.6%
2000        +11.4%
2001         +6.9%
2002         +9.8%
2003         +1.6%
2004            _%

BEST QUARTER 3rd Q '01    +4.8%
WORST QUARTER 1st Q '94   -3.4%

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND


     The table below shows how the average annual total returns of the Fund's Class A shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.


     The after-tax returns for Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2004

--------------------------------------------------------------------------------


SHARE CLASS                          1 YEAR   5 YEARS   10 YEARS
Class A Shares
 Return Before Taxes                      %         %          %
 Return After Taxes
  on Distributions                        %         %          %
 Return After Taxes
  on Distributions and
  Sale of Fund Shares                     %         %          %
Lehman Brothers Government
Bond Index(1)
 (reflects no deduction of fees,
 expenses or taxes)                       %         %          %


(1) The performance of the unmanaged index is not necessarily representative of the Fund's performance.

[SIDENOTE]

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------


                                                                         CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
 (as a % of offering price)                                              none
Maximum Deferred Sales Charge                                            none
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)(1)
Management Fees
 (See "Management")                                                      0.50%
Other Expenses                                                           0.23%
Total Operating Expenses                                                 0.73%
Expense Reimbursement(1)(2)                                                __%
Net Expenses(1)(2)                                                       0.65%


(1)  The annual operating expenses are based on estimated expenses.

(2) For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.55% of average daily net assets for Class Y shares.


================================================================================
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


SHARE CLASS                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class Y Shares


[SIDENOTE]

MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund.

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the investment techniques that might be used by each Fund and the Balanced Fund's underlying funds and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. Each Fund and each of the Balanced Fund's underlying funds will be subject to the risks associated with investments. Each Fund and the Balanced Fund's underlying funds may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, each Fund and each of the Balanced Fund's underlying funds may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's or underlying fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.


     EQUITY SECURITIES. Some of the Balanced Fund's underlying funds and the Convertible Fund may invest in equity securities. The High Yield Fund may invest up to 20% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a company. The value of equity securities fluctuates based on changes in a company's financial condition, and on market and economic conditions.

     FOREIGN SECURITIES. Convertible Fund, Core Fixed Income Fund, Total Return Fund, High Yield Fund and certain of the Balanced Fund's underlying funds may invest in foreign securities. Foreign securities may pose greater risk than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher, in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund, as well as certain of the Balanced Fund's underlying funds, may enter into financial futures contracts and options thereon for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter market ("OTC"). Each Fund may not purchase or sell futures contracts or options on futures contracts on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

     RISKS OF OPTIONS AND FUTURES. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.


     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Each Fund and certain of the Balanced Fund's underlying funds may invest extensively in mortgage-related securities and also may invest in other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The value of these securities is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets; an unexpected change in the rate of principal payments may cause these securities to perform poorly.

     PORTFOLIO TURNOVER RATE. Core Fixed Income Fund, Total Return Fund, Limited Duration U.S. Government & Government Sponsored Enterprises Fund and U.S. Government & Government Sponsored Enterprises Fund may engage in active and frequent trading of their portfolio securities to achieve their principal investment strategies and can be expected to have a portfolio turnover rate substantially in excess of 100%. For the fiscal year ended November 30, 2004, the portfolio turnover rate for the Core Fixed Income Fund was ___%; the portfolio turnover rate for the Total Return Fund was ___%; the portfolio turnover rate for the Limited Duration U.S. Government &
     Government Sponsored Enterprises Fund was    %; and the portfolio turnover
     rate for the U.S. Government & Government Sponsored Enterprises Fund was
         %. This rate varies from year to year. High turnover increases transaction costs, may increase taxable capital gains and may adversely impact performance.


     TEMPORARY DEFENSIVE INVESTMENTS. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.


     INFORMATION ON PORTFOLIO HOLDINGS. The Funds' Annual and Semi-Annual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedule of portfolio holdings with the SEC on Form N-Q for their first and third fiscal quarters.

     In addition, on or about the first day of the second month following each calendar quarter-end, the Funds make publicly available a complete schedule of their portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available Fund portfolio commentaries or fact sheets containing a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, among other things, and/or portfolio attribution information within thirty days following the end of each calendar quarter for which such information is made available. This information will remain available until the schedule, commentary, fact sheet or performance attribution information for the next quarter is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com or request a copy at no charge by calling Lord Abbett at 800-821-5129.

     For more information on the Funds' policies and procedures with respect to the disclosure of their portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies - Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

     BOARD OF TRUSTEES. The Board of Trustees oversees the management of the business and affairs of their respective Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of each Board are independent of Lord Abbett.

     The Funds' investment adviser is Lord, Abbett & Co. LLC which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $__ billion in 50 mutual funds and other advisory accounts as of January 31, 2005.


     Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets. Each fee is calculated daily and payable monthly.

     Effective April 1, 2004, Lord Abbett reduced its contractual management fee from .75 of 1% to .10 of 1% for BALANCED FUND. For the fiscal year ended November 30, 2003, Lord Abbett waived its entire management fee of .75 of 1% for Balanced Fund. Lord Abbett may stop waiving the management fee at any time.


     Lord Abbett is entitled to the following fee for Convertible Fund calculated as follows:

          .70 of 1% on the first $1 billion in assets, .65 of 1% on the next $1 billion, and .60 of 1% on the Fund's assets over $2 billion.

     For the period ended November 30, 2003, the fee paid to Lord Abbett was at an effective rate of .70% of 1% of the Fund's average daily net assets.

     Effective December 1, 2004 Lord Abbett is entitled to the following annual fee for CORE FIXED INCOME FUND and TOTAL RETURN FUND calculated as follows:

          0.45 of 1% of the first $1 billion of average daily net assets;
          0.40 of 1% of the next $1 billion;
          0.35 of 1% of assets over $2 billion.

     Prior to December 1, 2004, Lord Abbett was entitled to an annual management fee of .50 of 1% based on the Core Fixed Income Fund and Total Return Fund's average daily net assets.

     For the fiscal year ended November 30, 2004, Lord Abbett waived a portion of the management fee for the Core Fixed Income Fund and Total Return Fund. The fee paid to Lord Abbett for the fiscal year ended November 30, 2004 was at an effective rate of ___% of 1% of average daily net assets for Core Fixed Income Fund and ___% of 1% of average daily net assets for Total Return Fund. Lord Abbett may stop waiving the management fee at any time.

     For the fiscal year ended November 30, 2003, the fee paid to Lord Abbett was at a rate of .60 of 1% of average daily net assets of HIGH YIELD FUND.

     Effective December 1, 2004 Lord Abbett is entitled to the following fee for LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND calculated as follows:

          0.40 of 1% of the first $1 billion of average daily net assets;
          0.35 of 1% of the next $1 billion;
          0.30 of 1% on its assets over $2 billion.

     Prior to December 1, 2004, Lord Abbett was entitled to an annual fee of .50 of 1% on the Limited Duration U.S. Government & Government Sponsored Enterprises Fund's average daily net assets.


     Lord Abbett is entitled to the following fee for U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND calculated as follows:

          .50 of 1% on the first $3 billion of average daily net assets and .45 of 1% on its assets over $3 billion.

     Based on this calculation, the fee paid to Lord Abbett for the fiscal year ended November 30, 2003, was at an effective rate of .50 of 1% of this Fund's average daily net assets.

     In addition, Lord Abbett provides certain administrative services to each Fund for a fee at the annual rate of .04 of 1% of each Fund's average daily net assets, with the exception of Balanced Fund which pays no such fee. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments.

     BALANCED FUND. Robert S. Dow, Managing Partner and Chief Investment Officer, Zane E. Brown, Partner and Director of Fixed Income, and Robert G. Morris, Partner and Director of Equity Investments, oversee and review the allocation and investment of the Fund's assets in the underlying funds. Mr. Dow began his tenure with Lord Abbett in 1972. Mr. Brown has been with Lord Abbett since 1992. Mr. Morris has been with Lord Abbett since 1991.


     CONVERTIBLE FUND. Christopher J. Towle, Partner and Investment Manager, heads the team. Mr. Towle, who joined Lord Abbett in 1987, holds a Chartered Financial Analyst designation and has been in the investment business since 1980. A senior member of the team is Maren Lindstrom, Partner and Fixed Income Investment Manager, who joined Lord Abbett in 2000.

     CORE FIXED INCOME FUND AND TOTAL RETURN FUND. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997. The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and a Fixed Income Investment Manager, joined Lord Abbett in 1997.

     HIGH YIELD FUND. Christopher J. Towle, Partner and Investment Manager, heads the team and has been with Lord Abbett since 1987. Michael S. Goldstein, Partner and Fixed Income Investment Manager, is a senior team member and has been with Lord Abbett since 1997.


     LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997. The other senior team members are Walter H. Prahl and Robert A. Lee. Mr. Prahl, Partner and Director of Quantitative Research, Taxable Fixed Income, joined Lord Abbett in 1997. Mr. Lee, Partner and Fixed Income Investment Manager, joined Lord Abbett in 1997.

                                 YOUR INVESTMENT


PURCHASES

     CLASS Y SHARES. You may purchase Class Y shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information see below. No sales charges apply.

     We reserve the right to modify, restrict, or reject any purchase order or exchange request if a Fund or LORD ABBETT DISTRIBUTOR LLC (the "Distributor") determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

     PRICING OF SHARES. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

     In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices

[SIDENOTE]

AS OF THE DATE OF THIS PROSPECTUS, THE BALANCED FUND, LIMITED DURATION U.S. GOVERNMENT & (GSE) FUND, AND U.S. GOVERNMENT & GSE FUND OFFER CLASS Y SHARES ONLY TO PARTICIPANTS IN THE LORD ABBETT 401(k) PROFIT SHARING PLAN. IN THE FUTURE, CLASS Y SHARES MAY BE OFFERED TO OTHER INVESTORS.

LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Funds to work with investment professionals that buy and/or sell shares of the Funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

     supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

     Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Funds' Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. Each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. A portion of The International Fund's assets may be valued using fair value pricing.

     Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

     EXCESSIVE TRADING AND MARKET TIMING. The Funds are designed for long-term investors and are not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing practices may disrupt management of the Funds raise their expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause the Funds difficulty in implementing long-term investment strategies because they cannot anticipate the amount of cash they will have to invest. The Funds may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative and other costs and adversely impact the Funds' performance.

     The Funds' Board of Trustees has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. We have longstanding procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors, FINANCIAL INTERMEDIARIES that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable us to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. We may modify these procedures from time to time.

     If, based on these procedures, we believe that an investor is engaging in, or has engaged in, excessive trading or activity indicative of market timing, and the account is not maintained by a Financial Intermediary in an omnibus environment (discussed further below), we will place a block on all further purchases or exchanges of the

[SIDENOTE]

FINANCIAL INTERMEDIARIES include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     Fund's shares in the investor's account and inform the investor to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. If the investor elects to exchange or redeem Fund shares, the transaction may result in tax consequences.

     While we attempt to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that we will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although the Distributor encourages Financial Intermediaries to adhere to our policies and procedures when placing orders for their clients through omnibus accounts they maintain with the Fund, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

     Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of the Fund's shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support our procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If we identify activity that may be indicative of excessive short-term trading activity, we will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that we or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, we will request the Financial Intermediary to take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions similar to those that the Distributor would take, such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, we may consider whether to terminate the relationship. The nature of omnibus arrangements also may inhibit or prevent the Distributor or the Funds from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments have agreed to assess the CDSCs or assist the Distributor or the Funds in assessing them.

     WHO MAY INVEST? Class Y shares are currently available in connection with:
     (1) purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor LLC specifically for such purchases;
     (2) purchases by the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisers on a private-advisory-account basis; or (3) purchases by institutional investors, such as retirement plans ("Plans"), companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million, that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

     HOW MUCH MUST YOU INVEST? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219366, Kansas City, Missouri 64121). The minimum initial investment is $1 million, except for (1) certain purchases through Financial Intermediaries that charge a fee for services that include investment advisory or management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

     IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT REQUIRED BY THE USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including each Fund to obtain, verify, and record information that identifies each person or entity that opens an account. What this means for you - when you open an account, we will require your name, address, date and place of organization or date of birth, Taxpayer Identification Number or Social Security Number, and we may ask for other information that will allow us to identify you. We also will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we will verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, each Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

     BUYING SHARES THROUGH YOUR DEALER. Orders for shares received by a Fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at the NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

     BUYING SHARES BY WIRE. To open an account, call 800-821-5129 Ext. 34028, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, Routing number - 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number - 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your account number and your name.

REDEMPTIONS

     Redemptions of each Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide a Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129.

     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Funds at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an ELIGIBLE GUARANTOR. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

     A GUARANTEED SIGNATURE is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

     - a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

[SIDENOTE]

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number, and other relevant information. The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

ELIGIBLE GUARANTOR is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

- In the case of an estate -

  Robert A. Doe
  Executor of the Estate of
  John W. Doe

[Date]


[SEAL]


- In the case of a corporation -
  ABC Corporation

  Mary B. Doe

  By Mary B. Doe, President
  [Date]


[SEAL]

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     - a redemption check payable to anyone other than the shareholder(s) of record,
     - a redemption check to be mailed to an address other than the address of record,
     - a redemption check payable to a bank other than the bank we have on file, or
     - a redemption for $50,000 or more.

     BY WIRE. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 800-821-5129 Ext. 34028, Institutional Trading Dept. (minimum wire:
     $1,000). Your wire redemption request must be received by a Fund before the close of the NYSE for money to be wired on the next business day.

     REDEMPTIONS IN KIND. Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.


DISTRIBUTIONS AND TAXES


     With the exception of Convertible Fund, each Fund expects to pay you dividends from its net investment income monthly. Convertible Fund expects to pay you dividends from its investment income quarterly. Core Fixed Income Fund, Total Return Fund, Limited Duration U.S. Government & Government Sponsored Enterprises Fund and U.S. Government & Government Sponsored Enterprises Fund normally declare dividends from their net investment income daily. Each Fund expects to distribute any net capital gains annually as "capital gains distributions." Distributions will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash.

     A Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions

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

     of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that a Fund receives may be subject to a reduced tax rate if you meet the holding period requirement. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

     If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

     Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SERVICES FOR FUND INVESTORS

     We offer the following shareholder services:

     TELEPHONE EXCHANGE PRIVILEGE. Class Y shares may be exchanged without a service charge for Class Y shares of any ELIGIBLE FUND among the Lord Abbett-sponsored funds.

     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.

     HOUSEHOLDING. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain

[SIDENOTE]

EXCHANGE LIMITATIONS. As described under "Your Investment - Purchases," we reserve the right to reject or restrict any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

ELIGIBLE FUND. An Eligible Fund is any Lord Abbett-sponsored fund offering Class Y shares.

     shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219366, Kansas City, MO 64121.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

     RECORDKEEPING SERVICES. From time to time, the Funds may enter into arrangements with and pay fees to organizations that provide recordkeeping services to certain groups of investors in the Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of broker-dealers that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Funds in their compliance with state securities laws. In each instance, the fees a Fund pays are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services. In addition, none of these arrangements relate to distribution services. Lord Abbett Distributor also may pay the recordkeeper or an affiliate fees for other services pursuant to a selling dealer agreement or shareholder services agreement. The Funds understand that, in accordance with guidance from the U.S. Department of Labor, Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the plans or the Investors.

                                                                   BALANCED FUND

                              FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                     CLASS A SHARES
                                                               -------------------------------------------------------------
                                                                                     YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                                  2004         2003         2002         2001         2000
NET ASSET VALUE, BEGINNING OF PERIOD                                       $     9.67   $    10.80   $    11.64   $    12.34
INVESTMENT OPERATIONS
 Net investment income(a)                                                         .35          .42          .52          .58
 Net realized and unrealized gain (loss)                                         1.04        (1.14)        (.26)        (.01)
TOTAL FROM INVESTMENT OPERATIONS                                                 1.39         (.72)         .26          .57
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                           (.32)        (.41)        (.56)        (.60)
 Paid-in capital                                                                   --           --         (.05)          --
 Net realized gain                                                               (.16)          --         (.49)        (.67)
TOTAL DISTRIBUTIONS                                                              (.48)        (.41)       (1.10)       (1.27)
NET ASSET VALUE, END OF PERIOD                                             $    10.58   $     9.67   $    10.80   $    11.64
TOTAL RETURN(b)                                                                 15.19%       (6.76)%       2.24%        4.85%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                              .40%         .38%         .32%         .36%
 Expenses, excluding waiver and
  expense reductions                                                             1.40%        1.39%        1.47%        1.51%
 Net investment income                                                           3.50%        4.19%        4.72%        4.94%


================================================================================


                                                                                     YEAR ENDED 11/30
                                                               -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                2004        2003         2002         2001         2000
NET ASSETS, END OF PERIOD (000)                                            $  399,266   $  154,128   $   98,032   $   75,360
PORTFOLIO TURNOVER RATE                                                           .00%         .00%       30.69%        3.86%


* Does not include expenses of the underlying funds in which the Fund invests.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Amount is less than $.01.

                                                                CONVERTIBLE FUND


FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal period indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                CLASS Y SHARES
                                                                        ----------------------------------
                                                                                       6/23/2003(a)
                                                                                           TO
PER SHARE OPERATING PERFORMANCE                                                2004    11/30/2003
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $     10.00
Unrealized depreciation on investments                                                        (.02)
Net asset value on SEC Effective Date, June 30, 2003                                   $      9.98
INVESTMENT OPERATIONS
 Net investment income(b)                                                                      .02
 Net realized and unrealized gain                                                              .81
TOTAL FROM INVESTMENT OPERATIONS                                                               .83
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                                        (.02)
NET ASSET VALUE, END OF PERIOD                                                         $     10.79
TOTAL RETURN(c)                                                                               (.20)%(d)(e)
TOTAL RETURN(c)                                                                               8.32%(d)(f)
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and expenses assumed                                               .41%(d)+
 Expenses, excluding waiver and expenses assumed                                              1.02%(d)+
 Net investment income                                                                         .65%(d)+


================================================================================


                                                                                       6/23/2003(a)
                                                                                           TO
SUPPLEMENTAL DATA:                                                            2004      11/30/2003
NET ASSETS, END OF PERIOD (000)                                                        $     1,035
PORTFOLIO TURNOVER RATE                                                                      44.97%



+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 6/30/2003.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 6/23/2003 through 6/30/2003.
(f)  Total return for the period 6/30/2003 through 11/30/2003.

                                                         CORE FIXED INCOME FUND


FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                     CLASS Y SHARES
                                                             -----------------------------------------------------------------
                                                                                     YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                                 2004          2003         2002         2001         2000
NET ASSET VALUE, BEGINNING OF YEAR                                         $    10.75   $    10.80   $    10.90   $    10.54
INVESTMENT OPERATIONS
 Net investment income                                                            .32(a)       .49(a)       .66(a)       .71(a)
 Net realized and unrealized gain (loss)                                          .24          .22          .61          .29
TOTAL FROM INVESTMENT OPERATIONS                                                  .56          .71         1.27         1.00
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                           (.42)        (.56)       (1.37)        (.64)
 Net realized gain                                                               (.07)        (.20)          --           --
TOTAL DISTRIBUTIONS                                                              (.49)        (.76)       (1.37)        (.64)
NET ASSET VALUE, END OF YEAR                                               $    10.82   $    10.75   $    10.80   $    10.90
TOTAL RETURN(b)                                                                  5.28%        6.96%       12.65%       10.06%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                              .65%         .37%         .00%         .00%
 Expenses, excluding waiver and
  expense reductions                                                              .92%        1.12%        1.76%         .67%
 Net investment income                                                           2.79%+       4.39%        6.22%        6.88%


================================================================================


                                                                                     YEAR ENDED 11/30
                                                             ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                              2004          2003         2002         2001         2000
NET ASSETS, END OF YEAR (000)                                              $        2   $    8,376   $    6,409   $    6,557
PORTFOLIO TURNOVER RATE                                                        425.46%      433.27%      641.36%      595.00%



+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                                                               TOTAL RETURN FUND


FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal period indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                              CLASS Y SHARES
                                                   ---------------------------------------------------------------------------
                                                                              YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                      2004         2003             2002            2001              2000
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.46       $    10.47       $    10.43       $    10.13
INVESTMENT OPERATIONS
 Net investment income                                                .34(a)           .49(a)           .59(a)           .69(a)
 Net realized and unrealized gain (loss)                              .31              .17              .66              .27
TOTAL FROM INVESTMENT OPERATIONS                                      .65              .66             1.25              .96
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                               (.45)            (.57)           (1.21)            (.66)
 Net realized gain                                                     --             (.10)              --               --
TOTAL DISTRIBUTIONS                                                  (.45)            (.67)           (1.21)            (.66)
NET ASSET VALUE, END OF PERIOD                                 $    10.66       $    10.46       $    10.47       $    10.43
TOTAL RETURN(b)                                                      6.30%            6.58%           12.82%           10.14%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                  .65%             .34%             .00%             .00%
 Expenses, excluding waiver and
  expense reductions                                                  .90%            1.01%             .97%            1.20%
 Net investment income                                               3.18%            4.67%            5.76%            6.96%


================================================================================


                                                                              YEAR ENDED 11/30
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004        2003             2002              2001            2000
NET ASSETS, END OF PERIOD (000)                                $   37,561       $   16,169       $   12,988       $    2,231
PORTFOLIO TURNOVER RATE                                            394.73%          419.92%          720.60%          562.50%



(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Commencement of investment operations.

                                                                 HIGH YIELD FUND


FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                              CLASS Y SHARES
                                                   --------------------------------------------------------------------------
                                                                              YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                       2004        2003             2002             2001             2000
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.30       $     8.21       $     8.38       $     9.73
INVESTMENT OPERATIONS
 Net investment income(a)                                             .65              .69              .81              .88
 Net realized and unrealized gain (loss)                              .81             (.80)            (.06)           (1.25)
TOTAL FROM INVESTMENT OPERATIONS                                    (1.46)            (.11)            (.75)            (.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                               (.65)            (.75)            (.85)            (.98)
 Paid-in capital                                                       --             (.05)            (.07)              --
TOTAL DISTRIBUTIONS                                                  (.65)            (.80)            (.92)            (.98)
NET ASSET VALUE, END OF PERIOD                                 $     8.11       $     7.30       $     8.21       $     8.38
TOTAL RETURN(b)                                                     20.99%           (1.30)%           9.18%           (4.31)%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions                               .83%             .85%             .96%             .48%
 Expenses, excluding expense reductions                               .83%             .85%             .97%             .99%
 Net investment income                                               8.43%            9.45%            9.75%            9.49%


================================================================================


                                                                                  YEAR ENDED 11/30
                                                   --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004        2003             2002             2001             2000
NET ASSETS, END OF PERIOD (000)                                $    2,376       $    1,308       $        1       $        1
PORTFOLIO TURNOVER RATE                                             72.69%           68.70%           93.11%           80.53%



(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                                              LIMITED DURATION U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                                CLASS A SHARES
                                                   --------------------------------------------------------------------------
                                                                               YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                      2004           2003             2002             2001             2000
NET ASSET VALUE, BEGINNING OF PERIOD                           $     4.54       $     4.48       $     4.45       $     4.34
INVESTMENT OPERATIONS
 Net investment income(a)                                             .06(c)           .12              .19(c)           .27(c)
 Net realized and unrealized gain (loss)                              .05              .13              .17              .08
TOTAL FROM INVESTMENT OPERATIONS                                      .11              .25              .36              .35
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                               (.12)            (.19)            (.33)            (.24)
 Net realized gain                                                   (.01)              --               --               --
TOTAL DISTRIBUTIONS                                                  (.13)            (.19)            (.33)            (.24)
NET ASSET VALUE, END OF PERIOD                                 $     4.52       $     4.54       $     4.48       $     4.45
TOTAL RETURN(B)                                                      2.42%            5.59%            8.27%            8.03%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                  .98%             .78%             .94%             .29%
 Expenses, excluding waiver and
  expense reductions                                                  .98%             .78%             .95%             .91%
 Net investment income                                               1.30%            2.72%            4.30%            6.27%


================================================================================


                                                                                 YEAR ENDED 11/30
                                                   --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004        2003             2002             2001             2000
NET ASSETS, END OF PERIOD (000)                                $  109,515       $   67,234       $   26,380       $    9,312
PORTFOLIO TURNOVER RATE                                            463.24%           36.66%          564.26%          448.04%


(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Not annualized.

                                                               U.S. GOVERNMENT &
                                           GOVERNMENT SPONSORED ENTERPRISES FUND

FINANCIAL HIGHLIGHTS


     This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.


================================================================================


                                                                               CLASS A SHARES
                                                   --------------------------------------------------------------------------
                                                                              YEAR ENDED 11/30
PER SHARE OPERATING PERFORMANCE                       2004        2003            2002             2001             2000
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.64      $      2.59      $      2.51      $      2.45
INVESTMENT OPERATIONS
 Net investment income(a)                                             .05(c)           .08              .12(c)           .14(c)
 Net realized and unrealized gain (loss)                              .02              .10              .12              .08
TOTAL FROM INVESTMENT OPERATIONS                                      .07              .18              .24              .22
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                               (.10)            (.13)            (.16)            (.16)
NET ASSET VALUE, END OF PERIOD                                 $     2.61      $      2.64      $      2.59      $      2.51
TOTAL RETURN(b)                                                      2.80%            7.00%            9.62%            8.68%
RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
  expense reductions                                                 1.09%            1.09%            1.09%            1.11%
 Expenses, excluding waiver and
  expense reductions                                                 1.09%            1.09%            1.10%            1.12%
 Net investment income                                               1.74%            3.05%            4.76%            5.75%


================================================================================


                                                                              YEAR ENDED 11/30
                                                   --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004        2003             2002             2001             2000
NET ASSETS, END OF PERIOD (000)                                $  929,392      $ 1,097,968      $ 1,093,286      $ 1,126,887
PORTFOLIO TURNOVER RATE                                            667.87%          560.84%          688.68%          406.10%


(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Not annualized.

TO OBTAIN INFORMATION:                          ADDITIONAL INFORMATION

BY TELEPHONE. For shareholder                      More information on each Fund is available free upon
account inquiries call the Funds                   request, including the following:
at: 800-821-5129. For literature
requests call the Funds at:                        ANNUAL/SEMI-ANNUAL REPORT
800-874-3733.
                                                   The Funds' Annual and Semi-Annual Reports contain more
BY MAIL. Write to the Funds at: The                information about each Fund's investments and
Lord Abbett Family of Funds 90                     performance. The Annual Report also includes details
Hudson Street                                      about the market conditions and investment strategies
Jersey City, NJ 07302-3973                         that had a significant effect on each Fund's performance
                                                   during the last fiscal year.
VIA THE INTERNET.
LORD, ABBETT & CO. LLC                             STATEMENT OF ADDITIONAL INFORMATION ("SAI")
www.LordAbbett.com
                                                   Provides more details about the Funds and their
Text only versions of Fund                         policies. A current SAI is on file with the Securities
documents can be viewed online or                  and Exchange Commission ("SEC") and is incorporated by
downloaded from the SEC:                           reference (is legally considered part of this
www.sec.gov.                                       prospectus).

You can also obtain copies by                         Lord Abbett Investment Trust -
visiting the SEC's Public Reference                     Balanced Series
Room in Washington, DC (phone                           Convertible Fund
202-942-8090) or by sending your                        Core Fixed Income Fund
request and a duplicating fee to                        Total Return Fund
the SEC's Public Reference Section,                     High Yield Fund
Washington, DC 20549-0102 or by                         Lord Abbett Limited Duration U.S. Government &
sending your request electronically                       Government Sponsored Enterprises Fund
to publicinfo@sec.gov.                                  Lord Abbett U.S. Government & Government            LAIT-Y-1
                                                          Sponsored Enterprises Fund                        (4/05)
[LORD ABBETT(R) LOGO]

   Lord Abbett Mutual Fund shares
        are distributed by:
    LORD ABBETT DISTRIBUTOR LLC
        90 Hudson Street -
 Jersey City, New Jersey 07302-3973


                            SEC FILE NUMBER: 811-7988
================================================================================

LORD ABBETT


STATEMENT OF ADDITIONAL INFORMATION                                APRIL 1, 2005


                          LORD ABBETT INVESTMENT TRUST

                                 BALANCED SERIES
                          LORD ABBETT CONVERTIBLE FUND
                       LORD ABBETT CORE FIXED INCOME FUND
                           LORD ABBETT HIGH YIELD FUND
       LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED
                                ENTERPRISES FUND
                          LORD ABBETT TOTAL RETURN FUND
       LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
                          (CLASS A, B, C, AND P SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectuses for the Lord Abbett Investment Trust - Balanced Series (the "Balanced Fund"), Lord Abbett Convertible Fund (the "Convertible Fund"), Lord Abbett Core Fixed Income Fund (the "Core Fixed Income Fund"), Lord Abbett High Yield Fund (the "High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, formerly known as Limited Duration U.S. Government Securities Series, (the "Limited Duration Fund"), Lord Abbett Total Return Fund (the "Total Return Fund"), and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, formerly known as U.S. Government Securities Series (the "U.S. Government Fund") (each individually a "Fund" or, collectively, the "Funds"), dated April 1, 2005.


Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.


                    TABLE OF CONTENTS                                                       PAGE
                                                                                [page numbers to be updated]
                    1.   Fund History
                    2.   Investment Policies
                    3.   Management of the Funds
                    4.   Control Persons and Principal Holders of Securities
                    5.   Investment Advisory and Other Services
                    6.   Brokerage Allocations and Other Practices
                    7.   Classes of Shares
                    8.   Purchases, Redemptions, and Pricing
                    9.   Taxation of the Funds
                    10.  Underwriter
                    11.  Performance
                    12.  Financial Statements
                         Appendix A.  Portfolio Information Receipients
                         Appendix B.  Proxy Voting Policies and Procedures
                         Appendix C.  Corporate Bond Ratings

                                       1.
                                  FUND HISTORY


Lord Abbett Investment Trust (the "Trust") was organized as a Delaware Business Trust on August 16, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, each of which are described in this SAI: Balanced Fund, Convertible Fund, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund. The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each Fund offers four classes of shares in this SAI (A, B, C, and P). Class P shares of the Limited Duration Fund and U.S. Government Fund are neither offered to the general public nor available in all states. Class Y shares of each Fund are offered in a separate SAI.


                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the Prospectus cannot be changed without approval of a majority of the Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed for a Fund without approval of a majority of that Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and for the Balanced Fund, securities issued by an investment company or (ii) 10% of the voting securities of such issuer;

     (7) with respect to Balanced Fund, Convertible Fund, High Yield Fund, Limited Duration Fund, U.S. Government Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry excluding securities of the U.S. Government, its agencies and instrumentalities;

     (8) with respect to Core Fixed Income Fund and Total Return Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities and mortgage-backed securities);

     (9) issue senior securities to the extent such issuance would violate applicable law; or

     (10) with respect to the U.S. Government Fund only, invest in securities other than U.S. Government securities, as described in the Prospectus.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to each Fund's investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.


Each Fund may not:
     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A") determined by Lord Abbett to be liquid, subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (except that Core Fixed Income Fund, Total Return Fund, and U.S. Government Fund may not rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time;

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners, or employees, any securities other than shares of the Trust; or

     (8) with respect to the High Yield Fund only, invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended November 30, the portfolio turnover rate for each Fund was as follows:


                                                     2004     2003
                                                     ----     ----
Balanced Fund                                                   0.00%
Convertible Fund                                               44.97%*
Core Fixed Income Fund                                        425.46%
High Yield Fund                                                72.69%
Limited Duration  Fund                                        463.24%
Total Return Fund                                             394.73%
U.S. Government Fund                                          667.87%


*6/23/03 (commencement of operations) through 11/30/03

The Funds may purchase U.S. Government securities on a when-issued basis with settlement taking place after the purchase date (without amortizing any premiums). This investment technique is expected to contribute significantly to portfolio turnover rates. However, it will have little or no transaction cost or adverse tax consequences. Transaction costs normally will exclude brokerage because a Fund's fixed-income portfolio transactions are usually on a principal basis and any markups charged normally will be more than offset by the beneficial economic consequences anticipated at the time of purchase or no purchase will be made. Generally, short-term losses on short-term U.S. Government securities purchased under this investment technique tend to offset any short-term gains due to such high portfolio turnover.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks. In the case of the Balanced Fund, references to "each Fund" refer to the underlying funds.

AVERAGE DURATION. The Limited Duration Fund maintains its average dollar weighted portfolio duration to a range of one to four years. However, many of the securities in which the Fund invests will have remaining durations in excess of four years. The U.S. Government Fund expects to maintain its average duration between three and eight years. The Core Fixed Income Fund and Total Return Fund will maintain a duration within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index. Currently, this index has a duration of approximately four years.

Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Funds will, when determining average-weighted duration, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

Instruments such as GNMA, FNMA, FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns and therefore have a shorter duration than would be implied by their stated final maturity. For purposes of determining each Fund's average maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. Certain of Balanced Fund's underlying funds, as well as Convertible Fund and High Yield Fund may invest in convertible securities. Core Fixed Income Fund and Total Return Fund may invest up to 5% of their net assets in convertible securities.

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that entitle the holders to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such, is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or sell the convertible security to a third party, which could result in an unanticipated principal loss. The Funds generally invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

EQUITY SECURITIES. Certain of Balanced Fund's underlying funds may invest in equity securities in accordance with their investment objectives and policies. The Convertible Fund and High Yield Fund each may invest up to 20% of their assets in equity securities. These include common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a company. The value of equity securities fluctuates based on changes in a company's financial condition, and on market and economic conditions.

FOREIGN CURRENCY OPTIONS. Certain of the Balanced Fund's underlying funds, the High Yield Fund, and Total Return Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities a Fund holds in its portfolio or intends to purchase. The Core Fixed Income Fund, with respect to up to 5% of its net assets, may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase.

For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. A Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Certain of the Balanced Fund's underlying funds, and the Total Return Fund may engage in spot transactions and use forward contracts to protect against uncertainty in the level of future exchange rates. The Convertible Fund, High Yield Fund, and Core Fixed Income Fund with respect to 20%, 20%, and 5% of each of their respective net assets, may engage in spot transactions and use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. Certain of Balanced Fund's underlying funds, Convertible Fund, Core Fixed Income Fund, High Yield Fund, and Total Return Fund may invest in foreign securities in accordance with their investment objectives and policies. Any percentage limitation does not include American Depositary Receipts ("ADRs"). Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

The Convertible Fund, High Yield Fund, Total Return Fund, and Core Fixed Income Fund may invest up to 20%, 20%, 20%, and 5% of their respective net assets in securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund may engage in futures and options on futures transactions in accordance with their investment objective and policies. Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Funds may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.

     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

HIGH-YIELD OR LOWER-RATED DEBT SECURITIES. Certain of Balanced Fund's underlying funds, as well as Convertible Fund, High Yield Fund, and Total Return Fund may invest in high-yield debt securities, in accordance with their investment objectives and policies. High-yield debt securities (also referred to as "lower-rated debt securities" or "junk bonds") are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, high-yield debt securities:

     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;

     -    tend to be less sensitive to interest rate changes; and

     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among high-yield debt securities, Lord Abbett's research and analysis is an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.

     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.

     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund (other than Balanced Fund, a "fund of funds" that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except that Core Fixed Income Fund, Total Return Fund and U.S. Government Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices in accordance with its investment objective and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. In accordance with their investment objectives and policies, certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund may invest extensively in mortgage-related securities and also may invest in other asset-backed securities in connection with public or private offerings, or secondary market transactions. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

     MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The principal governmental guarantor of mortgage-related securities is the "GNMA." GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (I.E., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Both are government-sponsored corporations owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are issued in multiple classes, each bearing a different stated maturity. Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

     MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Funds' ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and another involving a sale. As a result, the use of mortgage dollar rolls significantly increases the Funds' portfolio turnover.

     STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Funds to lose money. The value of a PO class generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon bearing bonds of the same maturity.

     OTHER ASSET-BACKED SECURITIES. The Funds, in accordance with their investment objectives and policies, may invest in asset-backed securities (unrelated to mortgage loans). Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. In addition to prepayment risks, these securities present credit risks that are not inherent in mortgage-related securities.

PREFERRED STOCK, WARRANTS, AND RIGHTS. In accordance with their investment objectives and policies, certain of Balanced Fund's underlying funds, Convertible Fund and High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro- rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.


SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.


By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

STRUCTURED SECURITIES. In accordance with their investment objective and policies, certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund and Total Return Fund may invest up to 5% of their net assets in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity. A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. A Fund could lose more than the principal amount invested.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectuses, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position.

These securities include:

     -    U.S. Government Securities.

     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.


     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.


     -    Repurchase agreements.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.


     SECURITIES OF GOVERNMENT SPONSORED ENTERPRISES. Each Fund may invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Federal Home Loan Banks ("FHLBanks"). Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Both Fannie Mae and Freddie Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government. Others, such as the Federal Farm Credit Bank, are supported by the credit of the government sponsored enterprise itself.


WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.


POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent auditors, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

     2. The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the calendar quarter-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or as otherwise agreed to among the parties. In the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semi-annually to the Board concerning them. The Board also reviews the Fund's policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund's portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett periodically evaluates whether there are any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Lord Abbett personnel conduct meetings to review the policies and procedures described in this section and to determine compliance with these policies and procedures.

FUND'S PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above:


                                       3.
                             MANAGEMENT OF THE FUNDS


                          [TO BE UPDATED WITH CHANGES]

The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.



                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE            PRINCIPAL OCCUPATION
DATE OF BIRTH                     WITH TRUST                   DURING PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------                     ----------                   ----------------------                   -------------------
ROBERT S. DOW                     Trustee since 1989;          Managing Partner and Chief               N/A
Lord, Abbett & Co. LLC            Chairman since 1996          Investment Officer of Lord Abbett
90 Hudson Street                                               since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945


INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.



                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE            PRINCIPAL OCCUPATION
DATE OF BIRTH                     WITH TRUST                   DURING PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------                     ----------                   ----------------------                   -------------------
E. THAYER BIGELOW                 Trustee since 1994           Managing General Partner, Bigelow        Currently serves as
Emmerling Communications                                       Media, LLC (from 2000); Senior           director of Adelphia
41 Madison Ave., Suite 3810                                    Adviser, Time Warner Inc. (1998 -        Communications, Inc.,
New York, NY                                                   2000); Acting Chief Executive            Crane Co., and Huttig
Date of Birth: 10/22/1941                                      Officer of Courtroom Television          Building Products Inc.
                                                               Network  (1997 - 1998); President
                                                               and Chief Executive Officer of Time
                                                               Warner Cable Programming, Inc.
                                                               (1991 - 1997).

WILLIAM H.T. BUSH                 Trustee since 1998           Co-founder and Chairman of the           Currently serves as
Bush-O'Donnell & Co., Inc.                                     Board of the financial advisory          director of Wellpoint
101 South Hanley Road                                          firm of Bush-O'Donnell & Company         Health Networks Inc.
Suite 1250                                                     (from 1986).                             (from 2002), and
St. Louis, MO                                                                                           Engineered Support
Date of Birth: 7/14/1938                                                                                Systems, Inc. (from
                                                                                                        2000).

ROBERT B. CALHOUN, Jr.            Trustee since 1998           Managing Director of Monitor             Currently serves as
Monitor Clipper Partners                                       Clipper Partners (from 1997) and         director of Avondale,
Two Canal Park                                                 President of Clipper Asset               Inc. and Interstate
Cambridge, MA                                                  Management Corp. (from 1991), both       Bakeries Corp.
Date of Birth: 10/25/1942                                      private equity investment funds.

JULIE A. HILL                     Trustee since 2004           Owner and CEO of the Hillsdale           Currently serves as
1280 Bison                                                     Companies, a business consulting         director of Wellpoint
Newport Coast, CA                                              firm (1998 - present); Founder,          Health Networks Inc.;
Date of Birth: 7/16/1946                                       President and Owner of the               Resources Connection
                                                               Hiram-Hill and Hillsdale                 Inc.; and Holcim (US)
                                                               Development Companies  (1998 -           Inc. (parent company
                                                               2000).                                   Holcim Ltd).

FRANKLIN W. HOBBS                 Trustee since 2000           Senior Advisor  (since April 2003)       Currently serves as
One Equity Partners                                            and Former Chief Executive Officer       director of Adolph Coors
320 Park Ave.  (18th Floor)                                    of Houlihan Lokey Howard & Zukin,        Company.
New York, NY                                                   an investment bank (January 2002 -
Date of Birth: 7/30/1947                                       April 2003); Chairman of Warburg
                                                               Dillon Read (1999 - 2001); Global
                                                               Head of Corporate Finance of SBC
                                                               Warburg Dillon Read (1997 - 1999);
                                                               Chief Executive Officer of Dillon,
                                                               Read & Co. (1994 - 1997).

C. ALAN MACDONALD                 Trustee since 1993           Retired - General Business and           Currently serves as
P.O. Box 4393                                                  Governance Consulting (from 1992);       director of H.J. Baker.
Greenwich, CT                                                  formerly President and CEO of
Date of Birth: 5/19/1933                                       Nestle Foods.

THOMAS J. NEFF                    Trustee since 1993           Chairman of Spencer Stuart (U.S.),       Currently serves as
Spencer Stuart                                                 an executive search consulting firm      director of Ace, Ltd.
277 Park Avenue                                                (since 1996); President of Spencer       (from 1997) and Hewitt
New York, NY                                                   Stuart (1979-1996).                      Associates, Inc.
Date of Birth: 10/2/1937


OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.


NAME AND                    CURRENT POSITION     LENGTH OF SERVICE       PRINCIPAL OCCUPATION
(DATE OF BIRTH)             WITH TRUST           OF CURRENT POSITION     DURING PAST FIVE YEARS
---------------             ----------           -------------------     ----------------------
ROBERT S. DOW               Chief Executive      Elected in 1996         Managing Partner and Chief Investment
(3/8/1945)                  Officer and                                  Officer of Lord Abbett (from 1996).
                            President

ZANE E. BROWN               Executive Vice       Elected in 1996         Partner and Director of Fixed Income
(12/09/1951)                President                                    Management, joined Lord Abbett in 1992.

ROBERT I. GERBER            Executive Vice       Elected in 1998         Partner and Director of Taxable Fixed Income
(5/29/1954)                 President                                    Management, joined Lord Abbett in 1997.

ROBERT G. MORRIS            Executive Vice       Elected in 1995         Partner and Director of Equity Investments,
(11/6/1944)                 President                                    joined Lord Abbett in 1991.

CHRISTOPHER J. TOWLE        Executive Vice       Elected in 1999         Partner and Investment Manager, joined Lord
(10/12/1957)                President                                    Abbett in 1987.

TRACIE E. AHERN             Vice President       Elected in 1999         Partner and Director of Portfolio Accounting
(1/12/1968)                                                              and Operations, joined Lord Abbett in 1999.

JOAN A. BINSTOCK            Chief Financial      Elected in 1999         Partner and Chief Operations Officer, joined
(3/4/1954)                  Officer &Vice                                Lord Abbett in 1999.
                            President

JAMES BERNAICHE             Chief Compliance     Elected in 2004         Chief Compliance Officer, joined Lord Abbett
(7/28/1956)                 Officer                                      in 2001, formerly Chief Compliance Officer
                                                                         with Credit Suisse Asset Management since 1998.

DANIEL E. CARPER            Vice President       Elected in 1993         Partner, joined Lord Abbett in 1979.
(1/22/1952)

MICHAEL S. GOLDSTEIN        Vice President       Elected in 1999         Partner and Fixed Income Investment Manager,
(10/29/1968)                                                             joined Lord Abbett in 1997.

PAUL A. HILSTAD             Vice President &     Elected in 1995         Partner and General Counsel, joined Lord
(12/13/1942)                Secretary                                    Abbett in 1995.

ELLEN G. ITSKOVITZ          Vice President       Elected in 2002         Partner and Senior Research Analyst, joined
(10/30/1957)                                                             Lord Abbett in 1998.

LAWRENCE H. KAPLAN          Vice President and   Elected in 1997         Partner and Deputy General Counsel, joined
(1/16/1957)                 Assistant                                    Lord Abbett in 1997.
                            Secretary

JERALD LANZOTTI             Vice President       Elected in 2003         Partner and Fixed Income Investment Manager,
(6/12/1967)                                                              joined Lord Abbett in 1996.

ROBERT A. LEE               Vice President       Elected in 1998         Partner and Fixed Income Investment Manager
(8/28/1969)                                                              -Mortgage and Asset Backed Securities,
                                                                         joined Lord Abbett in 1997.

MAREN LINDSTROM             Vice President       Elected in 2003         Partner and Fixed Income Investment Manager,
(9/17/1962)                                                              joined Lord Abbett in 2000, prior thereto
                                                                         Director Convertible Sales at UBS AG from
                                                                         1999 to 2000, prior thereto Vice
                                                                         President-Convertible Sales at Deutsche Bank
                                                                         Securities Inc. from 1998 to 1999.

A. EDWARD OBERHAUS, III     Vice President       Elected in 1996         Partner and Manager of Equity Trading,
(12/21/1959)                                                             joined Lord Abbett in 1983.

WALTER H. PRAHL             Vice President       Elected in 1998         Partner and Director of Quantitative
(2/13/1958)                                                              Research, Taxable Fixed Income, joined Lord
                                                                         Abbett in 1997.

CHRISTINA T. SIMMONS        Vice President       Elected in 2000         Assistant General Counsel, joined Lord
(11/12/1957)                and Assistant                                Abbett in 1999, formerly Assistant General
                            Secretary                                    Counsel of Prudential Investments (1998 - 1999),
                                                                         prior thereto Counsel of Drinker, Biddle & Reath
                                                                         LLP, a law firm.

BERNARD J. GRZELAK          Treasurer            Elected in 2003         Director of Fund Administration, joined Lord
(6/12/1971)                                                              Abbett in 2003, formerly Vice President,
                                                                         Lazard Asset Management LLC (2000 - 2003),
                                                                         prior thereto Manager of Deloitte & Touche LLP.


COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.


The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund's financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund's independent auditors and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met ____ times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met _____.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met _______ times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by a Fund's shareholders to serve as an independent Trustee. A shareholder who would like to recommend a candidate may write to the Funds.

APPROVAL OF ADVISORY CONTRACT
[TO BE UPDATED]
At a meeting on December __, 2004, the Board including all of its Trustees who are not interested persons of the Trust, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.


INFORMATION RECEIVED BY THE BOARD. The materials received by the Board included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size, (3) sales and redemption information for each Fund,
(4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board in connection with its approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of the Fund's investment objective and discipline. Among other things, the Board considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of a peer group of funds. The Board also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. The Board considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of each Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by each Fund and each Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously voted to approve continuation of the existing management agreement.

COMPENSATION DISCLOSURE

[TO BE UPDATED]

The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.


(1)                         (2)                                       (3)
                            FOR THE FISCAL YEAR ENDED                 FOR YEAR ENDED DECEMBER 31, 2004
                            NOVEMBER 30, 2004 AGGREGATE               TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE             COMPENSATION ACCRUED BY THE TRUST(1)      THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
----------------            ------------------------------------      ---------------------------------------------
E. Thayer Bigelow                           $                                           $
William H.T. Bush                           $                                           $
Robert B. Calhoun, Jr.                      $                                           $
Julie A Hill*                               $                                           $
Franklin W. Hobbs                           $                                           $
C. Alan MacDonald                           $                                           $
Thomas J. Neff                              $                                           $


----------

* Elected effective February 1, 2004.

1. Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Funds to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $____, $____, $______, $______, $______, $____, and $1,747, respectively.

2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.



                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                     ----------------------------------------------
NAME OF TRUSTEE             BALANCED FUND        CONVERTIBLE FUND      CORE FIXED INCOME FUND     HIGH YIELD FUND
---------------             -------------        -----------------     ----------------------     ---------------
Robert S. Dow                Over $100,000         Over $100,000           Over $100,000            Over $100,000
E. Thayer Bigelow             $1-$10,000            $1-$10,000              $1- $10,000              $1-$10,000
William H. T. Bush            $1-$10,000            $1-$10,000              $1- $10,000              $1-$10,000
Robert B. Calhoun, Jr.        $1-$10,000            $1-$10,000              $1- $10,000              $1-$10,000
Julie A. Hill*                   none                  none                    none                     none
Franklin W. Hobbs             $1-$10,000            $1-$10,000              $1- $10,000              $1-$10,000

C. Alan MacDonald            Over $100,000          $1-$10,000              $1- $10,000              $1-$10,000
Thomas J. Neff                $1-$10,000            $1-$10,000              $1- $10,000              $1-$10,000


                 DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS


                                                                                                   AGGREGATE DOLLAR
                                   DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                   RANGE OF EQUITY
                                   ----------------------------------------------                 SECURITIES IN LORD
NAME OF TRUSTEE             LIMITED DURATION FUND    TOTAL RETURN FUND    U.S. GOVERNMENT FUND    ABBETT-SPONSORED FUNDS
---------------             ---------------------    -----------------    --------------------    ----------------------
Robert S. Dow                   Over $100,000          Over $100,000         Over $100,000            Over $100,000
E. Thayer Bigelow                 $1-$10,000            $1- $10,000          Over $100,000            Over $100,000
William H. T. Bush                $1-$10,000            $1- $10,000            $1-$10,000             Over $100,000
Robert B. Calhoun, Jr.            $1-$10,000            $1- $10,000         $10,001-$50,000           Over $100,000
Julie A. Hill*                       none                   none                  none                     none
Franklin W. Hobbs                 $1-$10,000            $1- $10,000         $10,001-$50,000           Over $100,000
C. Alan MacDonald                 $1-$10,000            $1- $10,000          Over $100,000            Over $100,000
Thomas J. Neff                    $1-$10,000            $1- $10,000          Over $100,000            Over $100,000


----------

* Elected effective February 1, 2004.


CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. The Funds also has made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.


                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                 [TO BE UPDATED]

As of March ___, 2005 each Fund's officers and trustees, as a group, owned ___% of the Convertible Fund's outstanding Class A shares, ___% of the Core Fixed Income Fund's outstanding Class A shares, and ____% of the Total Return Fund's Class A shares. As of March __, 2005, Lord Abbett owned _____% and ____% of the Class P shares of Convertible Fund and High Yield Fund, respectively. It is anticipated that over time this percentage of ownership will decrease for Class P shares. As of March __, 2005, to the best of our knowledge, other than Lord Abbett Distributor and other institutional broker-dealers for the benefit of their clients, the following were record holders of 5% or more of the Funds' outstanding shares:



BALANCED FUND - CLASS P
Latha Ravi TR FBO Ravi MD Pension Plan              ____%
Belleville, IL

CORE FIXED INCOME FIXED - CLASS P
MCB Trust Service TR Mechanical Contractors Assoc.  _____%
700 17th Street Ste 300
Denver, CO

TOTAL RETURN FUND - CLASS P                         _____%
Hartford Life Separate Account 401(k) Plan
Attn: David Ten Broeck
PO Box 2999
Hartford, CT


                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER
As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Zane E. Brown, Daniel E. Carper, Robert I. Gerber, Michael S. Goldstein, Paul A. Hilstad, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Robert G. Morris, A. Edward Oberhaus, III, Walter H. Prahl, and Christopher J. Towle. Robert S. Dow is the managing partner of Lord Abbett and an officer and Trustee of the Trust. The other partners of Lord Abbett are: Michael Brooks, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Kevin
P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Richard Larsen, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, F. Thomas O'Halloran, R. Mark Pennington, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:


Effective December 1, 2004, for the Core Fixed Income Fund and Total Return Fund, Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets, calculated daily and payable monthly as follows:
     .45 of 1% on the first $1 billion of average daily net assets, .40 of 1% on the next $1 billion, .35 of 1% on each Fund's assets over $2 billion.

Effective December 1, 2004, for the Limited Duration Fund, Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets, calculated daily and payable monthly as follows:

     .40 of 1% on the first $1 billion of average daily net assets, .35 of 1% on the next $1 billion, .30 of 1% on the Fund's assets over $2 billion.

Prior to December 1, 2004, Lord Abbett was entitled to an annual management fee of .50 of 1% on the Core Fixed Income Fund, Limited Duration Fund and Total Return Fund's average daily net assets.

For allocating the Balanced Fund's assets among the underlying funds, at a rate of .10 of 1%.

For the High Yield Fund, at a rate of .60 of 1%.

For the Convertible Fund the fee is calculated at the following rates:
     .70 of 1% on the first $1 billion in assets, .65 of 1% on the next $1 billion, and .60 of 1% on the Fund's assets over $2 billion.

For the U.S. Government Fund the fee is calculated at the following rates:
     .50 of 1% on the first $3 billion of average daily net assets, and .45 of 1% on the Fund's assets over $3 billion.

The management fees payable to Lord Abbett for each Fund are as follows:



                             2004             2003              2002
                             ----             ----              ----
Balanced Fund                $                $  2,280,141      $  1,225,570
Convertible Fund             $                $     67,431*              N/A
Core Fixed Income Fund       $                $    317,728      $    123,416
High Yield Fund              $                $  1,170,150      $    570,030
Limited Duration Fund        $                $    970,111      $    398,593
Total Return Fund            $                $    646,908      $    330,792
U.S. Government Fund         $                $  6,201,638      $  6,297,641


*6/23/03 (commencement of operations) through 11/30/03


For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Core Fixed Income Fund, Limited Duration Fund, and Total Return Fund's expenses so that each Fund's Total Annual Operating Expenses for each Fund do not exceed an aggregate annual rate of 0.90% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class B and C shares, and 1.00% of average daily net assets for Class P shares.

For the year ending November 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the U.S. Government Fund's expenses so that the Fund's Total Annual Operating Expenses for the Fund does not exceed an aggregate annual rate of 1.00% of average daily net assets for Class A shares, 1.65% of average daily net assets for Class B and C shares, and 1.10% of average daily net assets for Class P shares.


Although not obligated to do so, Lord Abbett has waived all of its management fee for the Balanced Fund during the last three fiscal years.

Lord Abbett is currently reimbursing expenses to the extent necessary to maintain Convertible Fund's total operating expenses for Class A shares at 1.30%, for Class B shares at 1.95%, for Class C shares at 1.95% and for Class P shares at 1.40% of the average daily net assets of such class. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett waived $149,781 and $230,563 of the management fee for Core Fixed Income Fund and Total Return Fund, respectively, for the fiscal year ended November 30, 2003. Lord Abbett waived its entire management fee for Core Fixed Income Fund and Total Return Fund for the fiscal years ended November 30, 2002, and 2001.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.


COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


ADMINISTRATIVE SERVICES

Pursuant to an Administrative Services Agreement with each Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%, with the exception of Balanced Fund, which pays no such fee. This fee is allocated among the classes of shares of each Fund based on average daily net assets.


PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.


TRANSFER AGENT
DST Systems, Inc., 210 W. 10th St., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[To be updated]


                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund may pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges in the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in each Fund's portfolio usually will include a concession paid to the underwriter by the issuer and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.


 While neither Lord Abbett nor the Fund obtains third party research services from brokers executing portfolio transactions for the Fund, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.


No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.


Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Fund, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended November 30, 2004, 2003, and 2002, the High Yield Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $_____ , $3,000, and $500, respectively. For the period from June 23, 2003 to November 30, 2003, Convertible Fund paid $20,741 to independent broker dealers for brokerage commissions on transactions of securities.

                                       7.
                                CLASSES OF SHARES

Each Fund offers investors different classes of shares in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.


Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent registered public accounting firms, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.


The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration"), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund's outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.


CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under "Net Asset Value Purchases of Class A Shares." If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you buy them (24th month if the shares were purchased prior to November 1, 2004), you may pay a contingent deferred sales charge ("CDSC") of 1%.


CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in the Funds' Prospectus.

CONVERSIONS OF CLASS B SHARES. The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the Class C shares are described in the Funds' Prospectus.

CLASS P SHARES. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan, applicable to the Class P shares, is described in each Fund's Prospectus. Class P shares are available to a limited number of investors.

RULE 12b-1 PLANS
CLASS A, B, C, AND P. Each Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the Fund classes offered in this
SAI: the "A Plan," the "B Plan," the "C Plan," and the "P Plan," respectively. The principal features of each Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. Each Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting each Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that each Plan will benefit its respective class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Each Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under each Plan as described in the Prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.


The amounts paid by each Fund to Lord Abbett Distributor pursuant to the Plans for the fiscal year ended November 30, 2004 were:



                             CLASS A PLAN     CLASS B  PLAN     CLASS C  PLAN   CLASS P PLAN
                             ---------------------------------------------------------------
Balanced Fund
Convertible Fund
Core Fixed Income Fund
High Yield Fund
Limited Duration Fund
Total Return Fund
U.S. Government Fund

Each Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plans should be continued. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the outside Trustees. As long as the Plans are in effect, the selection or nomination of outside Trustees is committed to the discretion of the outside Trustees.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the outside Trustees or by vote of a majority of the outstanding voting securities of such class.

CONTINGENT DEFERRED SALES CHARGES. A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and Class C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.


CLASS A SHARES. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred.


CLASS B SHARES. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

ANNIVERSARY OF THE DAY ON                 CONTINGENT DEFERRED SALES CHARGE
WHICH THE PURCHASE ORDER WAS ACCEPTED     ON REDEMPTIONS (AS % OF AMOUNT SUBJECT TO CHARGE)
-------------------------------------     -------------------------------------------------
Before the 1st                            5.0%
On the 1st, before the 2nd                4.0%
On the 2nd, before the 3rd                3.0%
On the 3rd, before the 4th                3.0%
On the 4th, before the 5th                2.0%
On the 5th, before the 6th                1.0%
On or after the 6th anniversary           None

In the table, an "anniversary" is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted.

CLASS C SHARES. As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

GENERAL. The percentage (1% in the case of Class A and Class C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B, and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."


With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Funds and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by the Fund (if the purchase was made prior to October 1, 2004) or by Lord Abbett Distributor (if the purchase was made on or after October 1, 2004) and is intended to reimburse all or a portion of the amount paid by the Fund or Lord Abbett Distributor, as the case may be, if the shares are redeemed before the Fund or Lord Abbett Distributor has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and Class C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and Class C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B or C Plan distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and
(b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.


WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser. A Fund's class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that generally apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000 for the Balanced Fund and $100,000 for the Convertible Fund, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000/$100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

In addition, it may not be suitable for you to place an order for Class B or Class C shares for Retirement and Benefit Plans with at least 100 eligible employees or for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases. You should discuss this with your financial advisor.

INVESTING FOR THE LONGER TERM. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000/$100,000. If you plan to invest more than $50,000/$100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Some account features are available in whole or in part to Class A, Class B, and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Services For Fund Investors" in the Prospectus for more information about the 12% annual waiver of the CDSC for Class B shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject.

HOW DO PAYMENTS AFFECT MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and Class B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.

                                       8.
                       PURCHASES, REDEMPTIONS, AND PRICING


Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions". The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under "Purchases."


Under normal circumstances we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.


All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board as described in the Prospectus.


NET ASSET VALUE PURCHASES OF CLASS A SHARES. As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances: a) purchases of $1 million or more, b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, i) purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or j) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

Our Class A shares also may be purchased at net asset value i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, ii) in connection with a merger, acquisition or other reorganization, iii) by employees of our shareholder servicing agent, or iv) by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF"), or (iii) any authorized institution's affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF", to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days' written notice.

"Eligible Funds" are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. ("LASF"). The exchange privilege will not be available with respect to any otherwise "Eligible Funds" the shares of which at the time are not available to new investors of the type requesting the exchange.


The other funds and series that participate in the Telephone Exchange Privilege [except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the "Non-12b-1 Funds")] have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B and Class C shares. Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and

AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett-sponsored funds, in the case of the Class A shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B and Class C shares. Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

LETTER OF INTENTION. Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $50,000/$100,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund. Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

RIGHTS OF ACCUMULATION. As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser's holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

DIV-MOVE. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or Class C shares and $25,000 in the case of Class B shares. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.


PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.


                                       9.
                              TAXATION OF THE FUNDS

                                 [TO BE UPDATED]


Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net investment income. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income, however, certain qualified dividends that a Fund receives are subject to a reduced tax rate of 15% (5% for taxpayers in the 10% or 15% tax brackets) if you meet the holding period requirement. Generally, you must have held your Fund shares for more than 60 days. Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

Dividends paid by a Fund to corporate shareholders will qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Upon your sale, exchange, or redemption of Fund shares, you will recognize short- or long-term capital gain or loss, depending upon whether your holding period of the Fund shares exceeds one year. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Certain investment practices that a Fund may utilize, such as investing in futures, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the character and timing of the recognition of gains and losses by a Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that the Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, you have furnished an incorrect number. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Trust's principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:


                                                     YEAR ENDED NOVEMBER 30,
                                                     -----------------------
                                            2004                2003               2002
                                            ----             ---------        -------------
Gross sales charge                          $                $ 10,814,143     $   5,764,531

Amount allowed to dealers                   $                $  1,735,611     $   4,851,418
                                                             ------------     -------------
Net commissions received by Lord
  Abbett Distributor                        $                $  9,078,532     $     913,113
                                                             ============     =============



In addition, Lord Abbett Distributor, as the Trust's principal underwriter, received the following compensation for the fiscal year ended November 30, 2004:



                                                     BROKERAGE
                           COMPENSATION              COMMISSIONS
                           ON REDEMPTION             IN CONNECTION              OTHER
                           AND REPURCHASE            WITH FUND TRANSACTIONS     COMPENSATION
                           --------------            ----------------------     -------------
Class A                    $                         $                          $

Class B                    $                         $                          $

Class C                    $*                        $                          $

Class P                    $                         $                          $


*Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

                                       11.
                                   PERFORMANCE

                                 [TO BE UPDATED]


Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage, (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) with respect to the Balanced Fund, 3.25% with respect to the Limited Duration Fund, 4.75% with respect to Convertible Fund, Core Fixed Income Fund, High Yield Fund, Total Return Fund and U.S. Government Fund (as a percentage of the offering price) is deducted from the initial investment (unless the total return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to a Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to a Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). For Class P shares, total returns are shown at net asset value.


Using the computation methods described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of November 30, 2004, for each Fund, per class, for one, five, and ten-years, or the life of Fund, where applicable. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by each Fund after December 31, 2002, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class A shares for the Funds. The after-tax returns for the other classes of shares not shown in the table will vary from those shown. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND
                                    ------          -------        --------     ------------
BALANCED FUND
Class A Shares
    Before Taxes                                                                (12/27/94)
Class A Shares After
    Taxes on Distributions

Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares
Class B Shares                                                                  (5/1/98)
Class C Shares                                                                  (7/15/96)
Class P Shares                                                                  (12/31/02)

                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND (8/31/00)
                                    ------          -------        --------     ----------------------
CORE FIXED INCOME FUND
Class A Shares
    Before Taxes
Class A Shares After
    Taxes on Distributions
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares
Class B Shares
Class C Shares
Class P Shares

                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND
                                    ------          -------        --------     ------------
HIGH YIELD FUND
Class A Shares                                                                  (12/31/98)
    Before Taxes
Class A Shares After
    Taxes on Distributions
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares
Class B Shares                                                                  (12/31/98)
Class C Shares                                                                  (12/31/98)
Class P Shares                                                                  (12/31/02)

                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND
                                    ------          -------        --------     ------------
LIMITED DURATION FUND
  Class A Shares
   Before Taxes
Class A Shares After
    Taxes on Distributions
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares
Class B Shares                                                                  (5/2/03)
Class C Shares                                                                  (7/15/96)

                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND (8/31/00)
                                    ------          -------        --------     ----------------------
TOTAL RETURN FUND
Class A Shares
    Before Taxes
Class A Shares After
    Taxes on Distributions
Class A Shares After Taxes on
    Distributions and Sales of

    Fund Shares
Class B Shares
Class C Shares
Class P Shares

                                    1 YEAR          5 YEARS        10 YEARS     LIFE OF FUND
                                    ------          -------        --------     ------------
U.S. GOVERNMENT FUND
Class A Shares
    Before Taxes
Class A Shares after
    Taxes on Distributions
Class A Shares after Taxes on
    Distributions and Sales of
    Fund Shares
Class B Shares
Class C Shares



Yield quotations for each class of a fixed-income fund are based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: the dividends and interest earned by a class during the period minus the aggregate expenses attributable to the class accrued during the period (net of reimbursements) and divided by the product of (i) the average daily number of class shares outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one, and then increase the sum to the sixth power. Then subtract one from the product of this multiplication and multiply the remainder by two. Yield for the Class A shares reflects the deduction of the maximum initial sales charge, but may also be shown based on the Class A net asset value per share. Yields for Class B C, and P shares do not reflect the deduction of the CDSC. For the 30-day period ended November 30, 2004, the yield for each Fund is as follows:



                                    CLASS A         CLASS B        CLASS  C     CLASS P
                                    ------------------------------------------------------
Balanced Fund                       %               %              %            %
Convertible Fund                    %               %              %            %
Core Fixed Income Fund              %               %              %            %
High Yield Fund                     %               %              %            %
Limited Duration Fund               %               %              %            %
Total Return Fund                   %               %              %            %
U.S. Government Fund                %               %              %            %


These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS


To be updated.

                                   APPENDIX A

                     FUNDS' PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

ABN-AMRO Asset Management
ADP Retirement Services
AG Edwards
AIG SunAmerica
Allstate Life Insurance Company
Alpha Investment Consulting Group LLC
American Express Retirement Services
American United Life Insurance Company
AMG Data Services
Amivest Capital Management
Amvescap Retirement
AON Consulting
Arnerich Massena & Associates, Inc.
Asset Performance Partners
Asset Strategies Portfolio Services, Inc.
AXA Financial, Inc.
Bank of America Corporation
Bank of New York
Bank of Oklahoma
Bank One
Bear Stearns
Becker, Burke Associates
Bell GlobeMedia Publishing Co.
Bellwether Consulting
Berthel Schutter
Bloomberg Integration Services LLC / Bloomberg L.P. (fixed income trading system)
Brown Brothers Harriman
Buck Consultants, Inc.
Callan Associates, Inc.
Cambridge Associates, LLC
Cambridge Financial Services
Capital Access International
Charles Schwab & Co
Chicago Trust Company
CIBC Oppenheimer
Cigna Retirement and Investment Services
CitiStreet
Clark Consulting
Columbia Trust Company
Concord Advisory Group Ltd.
Consulting Services Group, LP

CRA Rogers Casey
Curcio Webb
D.A. Davidson
Dahab Assoc.
Defined Contribution Advisors, Inc.
Delaware Investment Advisors
Deliotte & Touche LLP (Funds' independent auditors)
DeMarche Assoc., Inc.
DiMeo Schneider & Associates
Disabato Associates, Inc.
DST Systems, Inc. (Funds' Transfer Agent)
EAI
Edgewood Services, Inc.
Edward Jones
Ennis, Knupp & Associates
Evaluation Associates, Incorporated
Factset Research Systems Inc. (quantitative analytics for Funds)
Federated Investments
FEP Capital, L.P. (B share financing)
Fidelity Capital Technology, Inc. (corporate action tracking)
Fidelity Investments
Fifth Third Bank
First Mercantile Trust Co.
FleetBoston Financial Corp.
Franklin Templeton
Freedom One Financial Group
Freedom One Investment Advisors
Frost Bank
Frye Louis Capital Management, Inc.
Fuji Investment Management Co., Ltd.
Fund Evaluation Group, LLC
Goldman Sachs
Great-West Life and Annuity Insuance Company
Greenwich Associates
Hartford Life Insurance Company
Hartland & Co.
Hewitt Associates, LLC
Hewitt Investment Group
Highland Consulting Associates, Inc.
Horace Mann Life Insurance Company
HSBC Bank USA N.A.
ICMA Retirement Corp.
ING
Institutional Shareholder Services, Inc. (proxy voting administrator) Interactive Data Corporation (pricing vendor)
Intuit
INVESCO Retirement Services

Invesmart
Investment Consulting Services, LLC
Inviva
Jefferson National Life Insurance Company
Jeffrey Slocum & Associates, Inc.
JP Morgan Consulting
JP Morgan Investment Management
Kirkpatrick & Lockhart LLP (Counsel to Lord, Abbett & Co. LLP)
LCG Associates, Inc.
Legacy Strategic Asset Mgmt. Co.
Legg Mason
Lincoln Financial
Lipper Inc., a Reuters Company
LPL Financial Services
Madison Portfolio Consultants, Inc.
Manulife Financial
Marco Consulting Group
Marquette Associates, Inc.
MassMutual Financial Group
McDonald
Meketa Investment Group
Mellon Employee Benefit Solutions
Mercer Investment Consulting
Merrill Lynch, Pierce, Fenner & Smith, Inc.
MetLife
MetLife Investors
MFS Retirement Services, Inc.
MFS/Sun Life Financial Distributors, Inc. (MFSLF)
Midland National Life
Milliman & Robertson Inc.
Minnesota Life Insurance Company
Monroe Vos Consulting Group, Inc.
Morgan Keegan
MorganStanley
Morningstar Associates, Inc. / Morningstar, Inc.
National City Bank
Nationwide Financial
NCCI Holdings, Inc.
New England Pension Consultants
New York Life Investment Management
Nordstrom Pension Consulting (NPC)
Oppenheimer Asset Management
Oxford Associates
Palmer & Cay Investment Services
Paul L. Nelson & Associates
Peirce Park Group
Pension Consultants, Inc.

PFE Group
PFPC, Inc.
Phoenix Life Insurance Company
Piper Jaffray
PNC Advisors
Portfolio Evaluations, Inc.
Prime, Buchholz & Associates, Inc.
Princeton Financial Systems, Inc. (portfolio administration system) Protective Life Corporation
Prudential Insurance Company of America
Prudential Investments
Putnam Fiduciary Trust Company
Putnam Investments
R.V. Kuhns & Associates, Inc.
Raymond James Financial, Inc.
RBC Dain Rauscher
Rocaton Investment Advisors, LLC
Ron Blue & Co.
Roszel Advisors, LLC (MLIG)
Russell Mellon Analytical Services
Scudder Investments
SEI Investment
SG Constellation, LLC
Shields Associates
Smith Barney
Spagnola-Cosack, Inc.
Standard & Poor's
Stanton Group
State Street Bank and Trust Company (Funds' custodian and accounting agent) Stearne, Agee & Leach Stephen's, Inc.
Stifel Nicolaus
Strategic Advisers, Inc.
Strategic Insight
Strategic Investment Solutions
Stratford Advisory Group, Inc.
Summit Strategies Group
T. Rowe Price Associates, Inc.
TD Asset Management
The 401k Company
The Carmack Group, Inc.
The MacGregor Group, Inc. (equity trading system)
The Managers Fund
The Manufacturers Life Ins. Co.
The Vanguard Group
Thomson Financial Research (past performance hypotheticals)
Towers Perrin

Transamerica Retirement Services
Travelers Life and Annuity Company
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group
UMB Bank
Union Bank of California
US Bank
USI Retirement
Valic
Vickers Stock Research Corporation
Victory Capital Management
Vestek Systems, Inc.
Wachovia
Watson Wyatt Worldwide
Welch Hornsby & Welch
Wellesley Group, Inc.
Wells Fargo
Wilmer Cutler Pickering Hale and Dorr LLP (Counsel to the Independent Board of
 Directors/ Trustees)
Wilshire Associates, Inc.
Wurts & Associates, Inc.
Wyatt Investment Consulting, Inc.
Yanni Partners, Inc.

                                   APPENDIX B

                                                               DECEMBER 31, 2004


                             LORD, ABBETT & CO. LLC
                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION


     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.


SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.


     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.


SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.


     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.


                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS


     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.


     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.

     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS


     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:


     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.

     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

     4) Other factors, such as the number of participants, term of option, and the value for value exchange.


     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.


SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

          Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:


1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:


     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

     -    No dead-hand or no-hand pills.

     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES


     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                                   APPENDIX C


                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC-C - Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                APRIL 1, 2005


                          LORD ABBETT INVESTMENT TRUST

                                 BALANCED SERIES
                          LORD ABBETT CONVERTIBLE FUND
                       LORD ABBETT CORE FIXED INCOME FUND
                           LORD ABBETT HIGH YIELD FUND

       LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED
                                ENTERPRISES FUND

                          LORD ABBETT TOTAL RETURN FUND
       LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND


                                (CLASS Y SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectuses for the Class Y shares of the Lord Abbett Investment Trust - Balanced Series (the "Balanced Fund"), Lord Abbett Convertible Fund (the "Convertible Fund"), Lord Abbett Core Fixed Income Fund (the "Core Fixed Income Fund"), Lord Abbett High Yield Fund (the "High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, formerly known as Limited Duration U.S. Government Securities Series, (the "Limited Duration Fund"), Lord Abbett Total Return Fund (the "Total Return Fund"), and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund, formerly known as U.S. Government Securities Series (the "U.S. Government Fund") (each individually a "Fund" or, collectively, the "Funds"), dated April 1, 2005.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.



          TABLE OF CONTENTS                                                              PAGE
                                                                           [Page numbers to be updated]
        1.    Fund History
        2.    Investment Policies
        3.    Management of the Funds
        4.    Control Persons and Principal Holders of Securities
        5.    Investment Advisory and Other Services
        6.    Brokerage Allocations and Other Practices
        7.    Classes of Shares
        8.    Purchases, Redemptions, and Pricing
        9.    Taxation of the Funds
        10.   Underwriter
        11.   Performance
        12.   Financial Statements
              Appendix A. Portfolio Information Recipients
              Appendix B. Proxy Voting Policies and Procedures
              Appendix C. Corporate Bond Ratings

                                       1.

                                  FUND HISTORY


Lord Abbett Investment Trust (the "Trust") was organized as a Delaware Business Trust on August 16, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, each of which are described in this SAI: Balanced Fund, Convertible Fund, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund. The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each Fund has five classes of shares (A, B, C, P and Y), but only Class Y shares are offered in this SAI.


                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the Prospectus cannot be changed without approval of a majority of the Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed for a Fund without approval of a majority of that Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and for the Balanced Fund, securities issued by an investment company or (ii) 10% of the voting securities of such issuer;


     (7) with respect to Balanced Fund, Convertible Fund, High Yield Fund, Limited Duration Fund, U.S. Government Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry excluding securities of the U.S. Government, its agencies and instrumentalities;

     (8) with respect to Core Fixed Income Fund and Total Return Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities and mortgage-backed securities);

     (9) issue senior securities to the extent such issuance would violate applicable law; or

     (10) with respect to the U.S. Government Fund only, invest in securities other than U.S. Government securities, as described in the Prospectus.


Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to each Fund's investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.


Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A") determined by Lord Abbett to be liquid, subject to the oversight of the Board;


     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (except that Core Fixed Income Fund, Total Return Fund, and U.S. Government Fund may not rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);


     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time;

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners, or employees, any securities other than shares of the Trust; or


     (8) with respect to the High Yield Fund only, invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.


     Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended November 30, the portfolio turnover rate for each Fund was as follows:


                                                   2004        2003
                                                 --------    --------
Balanced Fund                                                    0.00%
Convertible Fund                                                44.97%*
Core Fixed Income Fund                                         425.46%
High Yield Fund                                                 72.69%
Limited Duration  Fund                                         463.24%
Total Return Fund                                              394.73%
U.S. Government Fund                                           667.87%



*6/23/03 (commencement of operations) through 11/30/03

The Funds may purchase U.S. Government securities on a when-issued basis with settlement taking place after the purchase date (without amortizing any premiums). This investment technique is expected to contribute significantly to portfolio turnover rates. However, it will have little or no transaction cost or adverse tax consequences. Transaction costs normally will exclude brokerage because a Fund's fixed-income portfolio transactions are usually on a principal basis and any markups charged normally will be more than offset by the beneficial economic consequences anticipated at the time of purchase or no purchase will be made. Generally, short-term losses on short-term U.S. Government securities purchased under this investment technique tend to offset any short-term gains due to such high portfolio turnover.


ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks. In the case of the Balanced Fund, references to "each Fund" refer to the underlying funds.


AVERAGE DURATION. The Limited Duration Fund maintains its average dollar weighted portfolio duration to a range of one to four years. However, many of the securities in which the Fund invests will have remaining durations in excess of four years. The U.S. Government Fund expects to maintain its average duration between three and eight years. The Core Fixed Income Fund and Total Return Fund will maintain a duration within two years of the bond market's duration as measured by the Lehman Brothers Aggregate Bond Index. Currently, this index has a duration of approximately four years.


Some securities may have periodic interest rate adjustments based upon an index such as the 90-day Treasury Bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Funds will, when determining average-weighted duration, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.


Instruments such as GNMA, FNMA, FHLMC securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns and therefore have a shorter duration than would be implied by their stated final maturity. For purposes of determining each Fund's average maturity, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.


BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.


CONVERTIBLE SECURITIES. Certain of Balanced Fund's underlying funds, as well as Convertible Fund and High Yield Fund may invest in convertible securities. Core Fixed Income Fund and Total Return Fund may invest up to 5% of their net assets in convertible securities.


Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that entitle the holders to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such, is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or sell the convertible security to a third party, which could result in an unanticipated principal loss. The Funds generally invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.


EQUITY SECURITIES. Certain of Balanced Fund's underlying funds may invest in equity securities in accordance with their investment objectives and policies. The Convertible Fund and High Yield Fund each may invest up to 20% of their assets in equity securities. These include common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a company. The value of equity securities fluctuates based on changes in a company's financial condition, and on market and economic conditions.

FOREIGN CURRENCY OPTIONS. Certain of the Balanced Fund's underlying funds, the High Yield Fund, and Total Return Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities a Fund holds in its portfolio or intends to purchase. The Core Fixed Income Fund, with respect to up to 5% of its net assets, may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase.


For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. A Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.


There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.


FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Certain of the Balanced Fund's underlying funds, and the Total Return Fund may engage in spot transactions and use forward contracts to protect against uncertainty in the level of future exchange rates. The Convertible Fund, High Yield Fund, and Core Fixed Income Fund with respect to 20%, 20%, and 5% of each of their respective net assets, may engage in spot transactions and use forward contracts to protect against uncertainty in the level of future exchange rates.


Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. Certain of Balanced Fund's underlying funds, Convertible Fund, Core Fixed Income Fund, High Yield Fund, and Total Return Fund may invest in foreign securities in accordance with their investment objectives and policies. Any percentage limitation does not include American Depositary Receipts ("ADRs"). Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:


     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.


The Convertible Fund, High Yield Fund, Total Return Fund, and Core Fixed Income Fund may invest up to 20%, 20%, 20%, and 5% of their respective net assets in securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund may engage in futures and options on futures transactions in accordance with their investment objective and policies. Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.


Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a

Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Funds may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.

     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.


HIGH-YIELD OR LOWER-RATED DEBT SECURITIES. Certain of Balanced Fund's underlying funds, as well as Convertible Fund, High Yield Fund, and Total Return Fund may invest in high-yield debt securities, in accordance with their investment objectives and policies. High-yield debt securities (also referred to as "lower-rated debt securities" or "junk bonds") are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, high-yield debt securities:


     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;

     -    tend to be less sensitive to interest rate changes; and

     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.


Since the risk of default is higher among high-yield debt securities, Lord Abbett's research and analysis is an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.

     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.

     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


INVESTMENT COMPANIES. Each Fund (other than Balanced Fund, a "fund of funds" that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except that Core Fixed Income Fund, Total Return Fund and U.S. Government Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."


LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices in accordance with its investment objective and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.


A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. In accordance with their investment objectives and policies, certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund, Limited Duration Fund, Total Return Fund, and U.S. Government Fund may invest extensively in mortgage-related securities and also may invest in other asset-backed securities in connection with public or private offerings, or secondary market transactions. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.


     MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The principal governmental guarantor of mortgage-related securities is the "GNMA." GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").


     Government-related guarantors (I.E., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Both are government-sponsored corporations owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are issued in multiple classes, each bearing a different stated maturity. Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

     MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Funds' ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and another involving a sale. As a result, the use of mortgage dollar rolls significantly increases the Funds' portfolio turnover.


     STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Funds to lose money. The value of a PO class generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon bearing bonds of the same maturity.


     OTHER ASSET-BACKED SECURITIES. The Funds, in accordance with their investment objectives and policies, may invest in asset-backed securities (unrelated to mortgage loans). Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. In addition to prepayment risks, these securities present credit risks that are not inherent in mortgage-related securities.


PREFERRED STOCK, WARRANTS, AND RIGHTS. In accordance with their investment objectives and policies, certain of Balanced Fund's underlying funds, Convertible Fund and High Yield Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro- rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.


SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.


By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.


STRUCTURED SECURITIES. In accordance with their investment objective and policies, certain of Balanced Fund's underlying funds, Core Fixed Income Fund, High Yield Fund and Total Return Fund may invest up to 5% of their net assets in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity. A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. A Fund could lose more than the principal amount invested.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectuses, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:


     -    U.S. Government Securities.

     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.


     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

     -    Repurchase agreements.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.

          SECURITIES OF GOVERNMENT SPONSORED ENTERPRISES. Each Fund may invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Federal Home Loan Banks ("FHLBanks"). Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Both Fannie Mae and Freddie Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government. Others, such as the Federal Farm Credit Bank, are supported by the credit of the government sponsored enterprise itself.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.


POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent auditors, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

     2. The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the calendar quarter-end within 15 days thereafter to certain Financial

          Intermediaries; and

     3. The Fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or as otherwise agreed to among the parties. In the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports periodically to the Board concerning them. The Board also reviews the Fund's policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund's portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett periodically evaluates whether there are any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Lord Abbett personnel conduct meetings to review the policies and procedures described in this section and to determine compliance with these policies and procedures.

FUND'S PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above:


                                       3.
                             MANAGEMENT OF THE FUNDS


                          [TO BE UPDATED WITH CHANGES]


The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE            PRINCIPAL OCCUPATION
DATE OF BIRTH                     WITH TRUST                   DURING PAST FIVE YEARS              OTHER DIRECTORSHIPS
-----------------                 -----------------            ----------------------              -------------------
ROBERT S. DOW                     Trustee since 1989;          Managing Partner and Chief          N/A
Lord, Abbett & Co. LLC            Chairman since 1996          Investment Officer of Lord
90 Hudson Street                                               Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945


INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.



                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE            PRINCIPAL OCCUPATION
DATE OF BIRTH                     WITH TRUST                   DURING PAST FIVE YEARS              OTHER DIRECTORSHIPS
-----------------                 -----------------            ----------------------              -------------------
E. THAYER BIGELOW                 Trustee since 1994           Managing General Partner,           Currently serves as director
Emmerling Communications                                       Bigelow Media, LLC (from            of Adelphia Communications,
41 Madison Ave., Suite 3810                                    2000); Senior Adviser, Time         Inc., Crane Co., and Huttig
New York, NY                                                   Warner Inc. (1998 - 2000);          Building Products Inc.
Date of Birth: 10/22/1941                                      Acting Chief Executive Officer
                                                               of Courtroom Television
                                                               Network (1997 - 1998);
                                                               President and Chief Executive
                                                               Officer of Time Warner Cable
                                                               Programming, Inc. (1991 -
                                                               1997).

WILLIAM H.T. BUSH                 Trustee since 1998           Co-founder and Chairman of the      Currently serves as director
Bush-O'Donnell & Co., Inc.                                     Board of the financial              of Wellpoint Health Networks
101 South Hanley Road                                          advisory firm of                    Inc. (from 2002), and
Suite 1250                                                     Bush-O'Donnell & Company (from      Engineered Support Systems,
St. Louis, MO                                                  1986).                              Inc. (from 2000).
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, Jr.            Trustee since 1998           Managing Director of Monitor        Currently serves as director
Monitor Clipper Partners                                       Clipper Partners (from 1997)        of Avondale, Inc. and
Two Canal Park                                                 and President of Clipper Asset      Interstate Bakeries Corp.
Cambridge, MA                                                  Management Corp. (from 1991),
Date of Birth: 10/25/1942                                      both private equity investment
                                                               funds.

JULIE A. HILL                     Trustee since 2004           Owner and CEO of the Hillsdale       Currently serves as director
1280 Bison                                                     Companies, a business                of Wellpoint Health Networks
Newport Coast, CA                                              consulting firm (1998 -              Inc.; Resources Connection
Date of Birth: 7/16/1946                                       present); Founder, President         Inc.; and Holcim (US) Inc.
                                                               and Owner of the Hiram-Hill          (parent company Holcim Ltd).
                                                               and Hillsdale Development
                                                               Companies (1998 - 2000).

FRANKLIN W. HOBBS                 Trustee since 2000           Senior Advisor (since April         Currently serves as director
One Equity Partners                                            2003) and Former Chief              of Adolph Coors Company.
320 Park Ave. (18th Floor)                                     Executive Officer of Houlihan
New York, NY                                                   Lokey Howard & Zukin, an
Date of Birth: 7/30/1947                                       investment bank (January 2002
                                                               - April 2003); Chairman of
                                                               Warburg Dillon Read (1999 -
                                                               2001); Global Head of
                                                               Corporate Finance of SBC
                                                               Warburg Dillon Read (1997 -
                                                               1999); Chief Executive Officer
                                                               of Dillon, Read & Co. (1994 -
                                                               1997).

C. ALAN MACDONALD                 Trustee since 1993           Retired - General Business and      Currently serves as director
P.O. Box 4393                                                  Governance Consulting (from         of H.J. Baker.
Greenwich, CT                                                  1992); formerly President and
Date of Birth: 5/19/1933                                       CEO of Nestle Foods.

THOMAS J. NEFF                    Trustee since 1993           Chairman of Spencer Stuart          Currently serves as director
Spencer Stuart                                                 (U.S.), an executive search         of Ace, Ltd. (from 1997) and
277 Park Avenue                                                consulting firm (since 1996);       Hewitt Associates, Inc.
New York, NY                                                   President of Spencer Stuart
Date of Birth: 10/2/1937                                       (1979-1996).


OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City,
NJ 07302.


NAME AND                      CURRENT POSITION           LENGTH OF SERVICE      PRINCIPAL OCCUPATION
(DATE OF BIRTH)               WITH TRUST                 OF CURRENT POSITION    DURING PAST FIVE YEARS
ROBERT S. DOW                 Chief Executive            Elected in 1996        Managing Partner and Chief Investment
(3/8/1945)                    Officer and  President                            Officer of Lord Abbett (from 1996).

ZANE E. BROWN                 Executive Vice             Elected in 1996        Partner and Director of Fixed Income
(12/09/1951)                  President                                         Management, joined Lord Abbett in 1992.

ROBERT I. GERBER              Executive Vice             Elected in 1998        Partner and Director of Taxable Fixed Income
(5/29/1954)                   President                                         Management, joined Lord Abbett in 1997.

ROBERT G. MORRIS              Executive Vice             Elected in 1995        Partner and Director of Equity Investments,
(11/6/1944)                   President                                         joined Lord Abbett in 1991.

CHRISTOPHER J. TOWLE          Executive Vice             Elected in 1999        Partner and Investment Manager, joined Lord
(10/12/1957)                  President                                         Abbett in 1987.

TRACIE E. AHERN               Vice President             Elected in 1999        Partner and Director of Portfolio Accounting
(1/12/1968)                                                                     and Operations, joined Lord Abbett in 1999.

JOAN A. BINSTOCK              Chief Financial Officer    Elected in 1999        Partner and Chief Operations Officer, joined
(3/4/1954)                    & Vice President                                  Lord Abbett in 1999.

JAMES BERNAICHE               Chief Compliance           Elected in 2004        Chief Compliance Officer, joined Lord Abbett
(7/28/1956)                   Officer                                           in 2001, formerly Chief Compliance Officer
                                                                                with Credit Suisse Asset Management since
                                                                                1998.

DANIEL E. CARPER              Vice President             Elected in 1993        Partner, joined Lord Abbett in 1979.
(1/22/1952)

MICHAEL S. GOLDSTEIN          Vice President             Elected in 1999        Partner and Fixed Income Investment Manager,
(10/29/1968)                                                                    joined Lord Abbett in 1997.

PAUL A. HILSTAD               Vice President &           Elected in 1995        Partner and General Counsel, joined Lord
(12/13/1942)                  Secretary                                         Abbett in 1995.

ELLEN G. ITSKOVITZ            Vice President             Elected in 2002        Partner and Senior Research Analyst, joined
(10/30/1957)                                                                    Lord Abbett in 1998.

LAWRENCE H. KAPLAN            Vice President and         Elected in 1997        Partner and Deputy General Counsel, joined
(1/16/1957)                   Assistant Secretary                               Lord Abbett in 1997.

JERALD LANZOTTI               Vice President             Elected in 2003        Partner and Fixed Income Investment Manager,
(6/12/1967)                                                                     joined Lord Abbett in 1996.

ROBERT A. LEE                 Vice President             Elected in 1998        Partner and Fixed Income Investment Manager
(8/28/1969)                                                                     -Mortgage and Asset Backed Securities,
                                                                                joined Lord Abbett in 1997.

MAREN LINDSTROM               Vice President             Elected in 2003        Partner and Fixed Income Investment Manager,
(9/17/1962)                                                                     joined Lord Abbett in 2000, prior thereto
                                                                                Director Convertible Sales at UBS AG from
                                                                                1999 to 2000, prior thereto Vice
                                                                                President-Convertible Sales at Deutsche Bank
                                                                                Securities Inc. from 1998 to 1999.

A. EDWARD OBERHAUS, III       Vice President             Elected in 1996        Partner and Manager of Equity Trading,
(12/21/1959)                                                                    joined Lord Abbett in 1983.

WALTER H. PRAHL               Vice President             Elected in 1998        Partner and Director of Quantitative
(2/13/1958)                                                                     Research, Taxable Fixed Income, joined Lord
                                                                                Abbett in 1997.

CHRISTINA T. SIMMONS          Vice President and         Elected in 2000        Assistant General Counsel, joined Lord Abbett in
(11/12/1957)                  Assistant Secretary                               1999, formerly Assistant General Counsel of
                                                                                Prudential Investments (1998 - 1999), prior
                                                                                thereto Counsel of Drinker, Biddle & Reath LLP,
                                                                                a law firm.

BERNARD J. GRZELAK            Treasurer                  Elected in 2003        Director of Fund Administration, joined Lord
(6/12/1971)                                                                     Abbett in 2003, formerly Vice President, Lazard
                                                                                Asset Management LLC (2000 - 2003), prior
                                                                                thereto Manager of Deloitte & Touche LLP.


COMMITTEES

The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.


The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund's financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund's independent auditors and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met ____ times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met _____.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met _______ times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by s Fund's shareholders to serve as an independent Trustee. A shareholder who would like to recommend a candidate may write to the Funds.

APPROVAL OF ADVISORY CONTRACT
[TO BE UPDATED]

At a meeting on December __, 2004, the Board including all of its Trustees who are not interested persons of the Trust, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.


INFORMATION RECEIVED BY THE BOARD. The materials received by the Board included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size, (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.


In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board in connection with its approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of the Fund's investment objective and discipline. Among other things, the Board considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of a peer group of funds. The Board also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. The Board considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of each Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by each Fund and each Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously voted to approve continuation of the existing management agreement.

COMPENSATION DISCLOSURE

[TO BE UPDATED]


The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.


(1)                        (2)                                         (3)
                           FOR THE FISCAL YEAR ENDED                   FOR YEAR ENDED DECEMBER 31, 2004
                           NOVEMBER 30, 2004 AGGREGATE                 TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE            COMPENSATION ACCRUED BY THE TRUST(1)        THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
------------------         ------------------------------------        ---------------------------------------------
E. Thayer Bigelow                   $                                           $
William H.T. Bush                   $                                           $
Robert B. Calhoun, Jr.              $                                           $
Julie A Hill*                       $                                           $
Franklin W. Hobbs                   $                                           $
C. Alan MacDonald                   $                                           $
Thomas J. Neff                      $                                           $


----------

* Elected effective February 1, 2004.

(1). Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Funds to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $____, $____, $______, $______, $______, $____, and $1,747, respectively.

(2). The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.


The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.


                                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                       ----------------------------------------------
NAME OF TRUSTEE               BALANCED FUND     CONVERTIBLE FUND      CORE FIXED INCOME FUND      HIGH YIELD FUND
---------------               -------------     ----------------      ----------------------      ---------------
Robert S. Dow                 Over $100,000        Over $100,000          Over $100,000            Over $100,000
E. Thayer Bigelow              $1-$10,000           $1-$10,000             $1- $10,000               $1-$10,000
William H. T. Bush             $1-$10,000           $1-$10,000             $1- $10,000               $1-$10,000
Robert B. Calhoun, Jr.         $1-$10,000           $1-$10,000             $1- $10,000               $1-$10,000
Julie A. Hill*                    none                 none                   none                      none
Franklin W. Hobbs              $1-$10,000           $1-$10,000             $1- $10,000               $1-$10,000
C. Alan MacDonald             Over $100,000         $1-$10,000             $1- $10,000               $1-$10,000
Thomas J. Neff                 $1-$10,000           $1-$10,000             $1- $10,000               $1-$10,000

                                                                                                      AGGREGATE DOLLAR
                                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                  RANGE OF EQUITY
                                       ----------------------------------------------                SECURITIES IN LORD
NAME OF TRUSTEE              LIMITED DURATION FUND    TOTAL RETURN FUND    U.S. GOVERNMENT FUND    ABBETT-SPONSORED FUNDS
---------------              ---------------------    -----------------    --------------------    -----------------------
Robert S. Dow                    Over $100,000          Over $100,000         Over $100,000            Over $100,000
E. Thayer Bigelow                 $1-$10,000             $1- $10,000          Over $100,000            Over $100,000
William H. T. Bush                $1-$10,000             $1- $10,000            $1-$10,000             Over $100,000
Robert B. Calhoun, Jr.            $1-$10,000             $1- $10,000         $10,001-$50,000           Over $100,000
Julie A. Hill*                       none                    none                  none                     none
Franklin W. Hobbs                 $1-$10,000             $1- $10,000         $10,001-$50,000           Over $100,000
C. Alan MacDonald                 $1-$10,000             $1- $10,000          Over $100,000            Over $100,000
Thomas J. Neff                    $1-$10,000             $1- $10,000          Over $100,000            Over $100,000


----------

* Elected effective February 1, 2004.


CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING


The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. The Funds also has made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.


                                       4.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
                                 [TO BE UPDATED]

As of March __, 2005, each Fund's officers and trustees, as a group, owned less than 1% of each Fund's outstanding Class Y shares. As of March __, 2005, Lord Abbett owned _____% of the Class Y shares of Core Fixed Income Fund, respectively. It is anticipated that over time this percentage of ownership will decrease for Class Y shares. As of March

__, 2005, to the best of our knowledge, other than Lord Abbett Distributor and other institutional broker-dealers for the benefit of their clients, the following were record holders of 5% or more of the Funds' outstanding Class Y shares:



TOTAL RETURN FUND - CLASS Y SHARES
Lord Abbett Balanced Series                         99.76%
90 Hudson St.
Jersey City, NJ

HIGH YIELD FUND - CLASS Y SHARES
FIIOC as Agent for Employee Benefits Plans          72.42%
100 Magellan Way KWCI
Covington, KY

United Food & Commercial Workers &                  27.53%
Participating Employers Pension Fund
4301 Garden City Dr.
Landover, MD

CONVERTIBLE FUND - Y SHARES
Fiserv Securities Inc.                              99.47%
FBO Missouri Hospital Plan
Once Commerce Square
2005 Market Street Ste. 1200
Philadelphia, PA



Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Zane E. Brown, Daniel E. Carper, Robert I. Gerber, Michael S. Goldstein, Paul A. Hilstad, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Robert G. Morris, A. Edward Oberhaus, III, Walter H. Prahl, and Christopher J. Towle. Robert S. Dow is the managing partner of Lord Abbett and an officer and Trustee of the Trust. The other partners of Lord Abbett are: Michael Brooks, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Kevin
P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Richard Larsen, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, F. Thomas O'Halloran, R. Mark Pennington, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:

Effective December 1, 2004, for the Core Fixed Income Fund and Total Return Fund, Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets, calculated daily and payable monthly as follows:

          .45 of 1% on the first $1 billion of average daily net assets, .40 of 1% on the next $1 billion, .35 of 1% on each Fund's assets over $2 billion.

Effective December 1, 2004, for the Limited Duration Fund, Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets, calculated daily and payable monthly as follows:

          .40 of 1% on the first $1 billion of average daily net assets, .35 of 1% on the next $1 billion, .30 of 1% on the Fund's assets over $2 billion.

Prior to December 1, 2004, Lord Abbett was entitled to an annual management fee of .50 of 1% on the Core Fixed Income Fund, Limited Duration Fund and Total Return Fund's average daily net assets.

For allocating the Balanced Fund's assets among the underlying funds, at a rate of .10 of 1%.

For the High Yield Fund, at a rate of .60 of 1%.

For the Convertible Fund the fee is calculated at the following rates:
          .70 of 1% on the first $1 billion in assets, .65 of 1% on the next $1 billion, and .60 of 1% on the Fund's assets over $2 billion.

For the U.S. Government Fund the fee is calculated at the following rates:
          .50 of 1% on the first $3 billion of average daily net assets, and .45 of 1% on the Fund's assets over $3 billion.


The management fees payable to Lord Abbett for each Fund are as follows:


                                      2004                2003               2002
                                      ----                ----               ----
Balanced Fund                         $                   $     2,280,141    $       1,225,570
Convertible Fund                      $                   $        67,431*                 N/A
Core Fixed Income Fund                $                   $       317,728    $         123,416
High Yield Fund                       $                   $     1,170,150    $         570,030
Limited Duration Fund                 $                   $       970,111    $         398,593
Total Return Fund                     $                   $       646,908    $         330,792
U.S. Government Fund                  $                   $     6,201,638    $       6,297,641



*6/23/03 (commencement of operations) through 11/30/03

For the year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Core Fixed Income Fund, Limited Duration Fund, and Total Return Fund's expenses so that each Fund's Total Annual Operating Expenses for each Fund do not exceed an aggregate annual rate of 0.55% of average daily net assets for Class Y shares.

For the year ending September 30, 2005, Lord Abbett has contractually agreed to reimburse a portion of U.S. Government Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.65% of average daily net assets for Class Y shares.

Although not obligated to do so, Lord Abbett has waived all of its management fee for the Balanced Fund during the last three fiscal years.

Lord Abbett is currently reimbursing expenses to the extent necessary to maintain Convertible Fund's total operating expenses for Class Y shares at ______% of the average daily net assets of such class. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett waived $149,781 and $230,563 of the management fee for Core Fixed Income Fund and Total Return Fund, respectively, for the fiscal year ended November 30, 2003. Lord Abbett waived its entire management fee for Core Fixed Income Fund and Total Return Fund for the fiscal years ended November 30, 2002, and 2001.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

COMPENSATION OF INVESTMENT MANAGERS

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.


Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

ADMINISTRATIVE SERVICES

Pursuant to an Administrative Services Agreement with each Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%, with the exception of Balanced Fund, which pays no such fee. This fee is allocated among the classes of shares of each Fund based on average daily net assets.


PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.


TRANSFER AGENT
DST Systems, Inc., 210 W. 10th St., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be updated]

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund may pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges in the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in each Fund's portfolio usually will include a concession paid to the underwriter by the issuer and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.


While neither Lord Abbett nor the Fund obtains third party research services from brokers executing portfolio transactions for the Fund, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.


No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.


Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Fund, to facilitate "best execution" and to reduce other transaction costs, if relevant.

Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended November 30, 2004, 2003, and 2002, the High Yield Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $_____ , $3,000, and $500, respectively. For the period from June 23, 2003 to November 30, 2003, Convertible Fund paid $20,741 to independent broker dealers for brokerage commissions on transactions of securities.


                                       7.
                                CLASSES OF SHARES


Each Fund offers different classes of shares to eligible purchasers. Only Class Y shares of each Fund are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.


Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent registered public accounting firms, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.


The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration"), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund's outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

                                       8.

                             PURCHASES, REDEMPTIONS,

                                   AND PRICING

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."


The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under "Purchases."

Under normal circumstances we calculate a Fund's net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.


The net asset value per share for the Class Y shares will be determined by taking the net assets and dividing by the number of Class Y shares outstanding. Our Class Y shares will be offered at net asset value.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. You should read the prospectus of the other funds before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other funds into which the exchange is made. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.


REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. The order will be priced at a Fund's net asset value next computed after it is received by the Fund's authorized agent or, if applicable, the agent's authorized designee. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.


REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.


                                       9.
                              TAXATION OF THE FUNDS

                                 [TO BE UPDATED]


Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net investment income. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income, however, certain qualified dividends that a Fund receives are subject to a reduced tax rate of 15% (5% for taxpayers in the 10% or 15% tax brackets) if you meet the holding period requirement. Generally, you must have held your Fund shares for more than 60 days. Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

Dividends paid by a Fund to corporate shareholders will qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Upon your sale, exchange, or redemption of Fund shares, you will recognize short- or long-term capital gain or loss, depending upon whether your holding period of the Fund shares exceeds one year. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Certain investment practices that a Fund may utilize, such as investing in futures, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the character and timing of the recognition of gains and losses by a Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.


A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that the Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.


You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, you have furnished an incorrect number. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage, (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.


In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the total return is shown at net asset value.

Using the computation methods described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of November 30, 2004, for each Fund's Class Y shares, for one year, five year, and the life of Fund. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by each Fund after December 31, 2002, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class Y shares of the Funds, except performance information is not provided for the Convertible Fund because it has less than six months of performance. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                             1 YEAR          5 YEARS        10 YEARS      LIFE OF FUND
                                             ------          -------        --------      ------------
BALANCED FUND
Class A Shares
    Before Taxes                                                                           (12/27/94)

Class A Shares After
    Taxes on Distributions

Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares

                                             1 YEAR          5 YEARS        10 YEARS      LIFE OF FUND
                                             ------          -------        --------      ------------
LIMITED DURATION FUND
Class A Shares
    Before Taxes

Class A Shares After
    Taxes on Distributions

Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares

                                             1 YEAR          5 YEARS        10 YEARS      LIFE OF FUND
                                             ------          -------        --------      ------------
U.S. GOVERNMENT FUND
Class A Shares
    Before Taxes

Class A Shares after
    Taxes on Distributions

Class A Shares after Taxes on
    Distributions and Sales of
    Fund Shares

                                                             1 YEAR         5 YEARS       LIFE OF FUND (3/16/98)
                                                             ------         -------       ----------------------
CORE FIXED INCOME FUND
Class Y shares
    Before Taxes

Class Y shares after
    Taxes on Distributions

Class Y shares after Taxes on
    Distributions and Sale of
    Fund shares

                                                             1 YEAR         5 YEARS       LIFE OF FUND (5/4/99)
                                                             ------         -------       ---------------------
HIGH YIELD FUND
Class Y shares
    Before Taxes

Class Y shares after
    Taxes on Distributions

Class Y shares after Taxes on
    Distributions and Sale of
    Fund shares

                                                             1 YEAR         5 YEARS       LIFE OF FUND (12/14/98)
                                                             ------         -------       -----------------------
TOTAL RETURN FUND
Class Y shares
    Before Taxes

Class Y shares after
    Taxes on Distributions

Class Y shares after Taxes on
    Distributions and Sale of
    Fund shares



Yield quotations for Class Y shares of a fixed income fund are based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: the dividends, and interest earned by a class during the period minus its aggregate expenses accrued during the period (net of reimbursements) and divided by the product of (i) the average daily number of class shares outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one, and then increase the sum to the sixth power. Then subtract one from the product of this multiplication and multiply the remainder by two. For the 30-day period ended November 30, 2004 the yields for the Class Y shares of the [CONVERTIBLE FUND, CORE FIXED INCOME FUND, HIGH YIELD FUND AND TOTAL RETURN FUND] were __________________ respectively. Yield for the Class Y shares do not reflect the deduction of any sales charges.


These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.


Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS


To be updated.

                                   APPENDIX A

                     FUNDS' PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

ABN-AMRO Asset Management
ADP Retirement Services
AG Edwards
AIG SunAmerica
Allstate Life Insurance Company
Alpha Investment Consulting Group LLC
American Express Retirement Services
American United Life Insurance Company
AMG Data Services
Amivest Capital Management
Amvescap Retirement
AON Consulting
Arnerich Massena & Associates, Inc.
Asset Performance Partners
Asset Strategies Portfolio Services, Inc.
AXA Financial, Inc.
Bank of America Corporation
Bank of New York
Bank of Oklahoma
Bank One
Bear Stearns
Becker, Burke Associates
Bell GlobeMedia Publishing Co.
Bellwether Consulting
Berthel Schutter
Bloomberg Integration Services LLC / Bloomberg L.P. (fixed income trading system)
Brown Brothers Harriman
Buck Consultants, Inc.
Callan Associates, Inc.
Cambridge Associates, LLC
Cambridge Financial Services
Capital Access International
Charles Schwab & Co
Chicago Trust Company
CIBC Oppenheimer
Cigna Retirement and Investment Services
CitiStreet
Clark Consulting
Columbia Trust Company
Concord Advisory Group Ltd.
Consulting Services Group, LP

CRA Rogers Casey
Curcio Webb
D.A. Davidson
Dahab Assoc.
Defined Contribution Advisors, Inc.
Delaware Investment Advisors
Deliotte & Touche LLP (Funds' independent auditors)
DeMarche Assoc., Inc.
DiMeo Schneider & Associates
Disabato Associates, Inc.
DST Systems, Inc. (Funds' Transfer Agent)
EAI
Edgewood Services, Inc.
Edward Jones
Ennis, Knupp & Associates
Evaluation Associates, Incorporated
Factset Research Systems Inc. (quantitative analytics for Funds)
Federated Investments
FEP Capital, L.P. (B share financing)
Fidelity Capital Technology, Inc. (corporate action tracking)
Fidelity Investments
Fifth Third Bank
First Mercantile Trust Co.
FleetBoston Financial Corp.
Franklin Templeton
Freedom One Financial Group
Freedom One Investment Advisors
Frost Bank
Frye Louis Capital Management, Inc.
Fuji Investment Management Co., Ltd.
Fund Evaluation Group, LLC
Goldman Sachs
Great-West Life and Annuity Insuance Company
Greenwich Associates
Hartford Life Insurance Company
Hartland & Co.
Hewitt Associates, LLC
Hewitt Investment Group
Highland Consulting Associates, Inc.
Horace Mann Life Insurance Company
HSBC Bank USA N.A.
ICMA Retirement Corp.
ING
Institutional Shareholder Services, Inc. (proxy voting administrator) Interactive Data Corporation (pricing vendor)
Intuit
INVESCO Retirement Services

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Invesmart
Investment Consulting Services, LLC
Inviva
Jefferson National Life Insurance Company
Jeffrey Slocum & Associates, Inc.
JP Morgan Consulting
JP Morgan Investment Management
Kirkpatrick & Lockhart LLP (Counsel to Lord, Abbett & Co. LLP)
LCG Associates, Inc.
Legacy Strategic Asset Mgmt. Co.
Legg Mason
Lincoln Financial
Lipper Inc., a Reuters Company
LPL Financial Services
Madison Portfolio Consultants, Inc.
Manulife Financial
Marco Consulting Group
Marquette Associates, Inc.
MassMutual Financial Group
McDonald
Meketa Investment Group
Mellon Employee Benefit Solutions
Mercer Investment Consulting
Merrill Lynch, Pierce, Fenner & Smith, Inc.
MetLife
MetLife Investors
MFS Retirement Services, Inc.
MFS/Sun Life Financial Distributors, Inc. (MFSLF)
Midland National Life
Milliman & Robertson Inc.
Minnesota Life Insurance Company
Monroe Vos Consulting Group, Inc.
Morgan Keegan
MorganStanley
Morningstar Associates, Inc. / Morningstar, Inc.
National City Bank
Nationwide Financial
NCCI Holdings, Inc.
New England Pension Consultants
New York Life Investment Management
Nordstrom Pension Consulting (NPC)
Oppenheimer Asset Management
Oxford Associates
Palmer & Cay Investment Services
Paul L. Nelson & Associates
Peirce Park Group
Pension Consultants, Inc.

PFE Group
PFPC, Inc.
Phoenix Life Insurance Company
Piper Jaffray
PNC Advisors
Portfolio Evaluations, Inc.
Prime, Buchholz & Associates, Inc.
Princeton Financial Systems, Inc. (portfolio administration system) Protective Life Corporation
Prudential Insurance Company of America
Prudential Investments
Putnam Fiduciary Trust Company
Putnam Investments
R.V. Kuhns & Associates, Inc.
Raymond James Financial, Inc.
RBC Dain Rauscher
Rocaton Investment Advisors, LLC
Ron Blue & Co.
Roszel Advisors, LLC (MLIG)
Russell Mellon Analytical Services
Scudder Investments
SEI Investment
SG Constellation, LLC
Shields Associates
Smith Barney
Spagnola-Cosack, Inc.
Standard & Poor's
Stanton Group
State Street Bank and Trust Company (Funds' custodian and accounting agent) Stearne, Agee & Leach Stephen's, Inc.
Stifel Nicolaus
Strategic Advisers, Inc.
Strategic Insight
Strategic Investment Solutions
Stratford Advisory Group, Inc.
Summit Strategies Group
T. Rowe Price Associates, Inc.
TD Asset Management
The 401k Company
The Carmack Group, Inc.
The MacGregor Group, Inc. (equity trading system)
The Managers Fund
The Manufacturers Life Ins. Co.
The Vanguard Group
Thomson Financial Research (past performance hypotheticals)
Towers Perrin

Transamerica Retirement Services
Travelers Life and Annuity Company
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group
UMB Bank
Union Bank of California
US Bank
USI Retirement
Valic
Vickers Stock Research Corporation
Victory Capital Management
Vestek Systems, Inc.
Wachovia
Watson Wyatt Worldwide
Welch Hornsby & Welch
Wellesley Group, Inc.
Wells Fargo
Wilmer Cutler Pickering Hale and Dorr LLP (Counsel to the Independent Board of
 Directors/ Trustees)
Wilshire Associates, Inc.
Wurts & Associates, Inc.
Wyatt Investment Consulting, Inc.
Yanni Partners, Inc.

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                                   APPENDIX B

                                                               DECEMBER 31, 2004


                             LORD, ABBETT & CO. LLC
                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION


          Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

          The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall
(i) monitor the actions of Lord Abbett in voting securities owned by the Funds;
(ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

          Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.


SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.


          Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

          The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

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SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.


          Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

          For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.


               SUMMARY OF PROXY VOTING GUIDELINES

          Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS


          Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.


          There are some actions by directors that may result in votes being withheld. These actions include:

          1) Attending less than 75% of board and committee meetings without a valid excuse.

          2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

          3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

          4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

          5)   Failing to replace management as appropriate.

          We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS


          We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

          We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:


          1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

          2)   Management's rationale for why the repricing is necessary.

          3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

          4) Other factors, such as the number of participants, term of option, and the value for value exchange.


          In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.


SHAREHOLDER RIGHTS

CUMULATIVE VOTING

          We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

          There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

          On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

          Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

          Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

          Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:


1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:


          - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

          -    No dead-hand or no-hand pills.

          - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

          - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES


          It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                                   APPENDIX C


                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's Corporation's Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC-C - Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                          LORD ABBETT INVESTMENT TRUST
                                     PART C
                                OTHER INFORMATION

Item 22.  EXHIBITS

     (a) (i) DECLARATION AND AGREEMENT OF TRUST, AS AMENDED. Amendments to Declaration and Agreement of Trust incorporated by reference to Post-Effective Amendments Nos. 14, 28, 30, and 32 filed on April 14, 1998, August 1, 2000, April 16, 2001, and March 29, 2002,
          respectively.
          (ii) AMENDMENT TO DECLARATION AND AGREEMENT OF TRUST DATED APRIL 22, 2003. Incorporated by reference to Post-Effective Amendment No. 35 filed on June 26, 2003.
          (iii) AMENDMENT TO DECLARATION AND AGREEMENT OF TRUST DATED AUGUST 14, 2003. Incorporated by reference to Post-Effective Amendment No. 36 filed on March 31, 2004.
          (iv) AMENDMENT TO DECLARATION AND AGREEMENT OF TRUST DATED AUGUST 11, 2004 (CLASS Y) incorporated by reference to Post-Effective Amendment No. 37 filed on August 19, 2004.

     (b) BY-LAWS. Amended and Restated as of April 20, 2004 and incorporated by reference to Post-Effective Amendment No. 37 filed on August
          19, 2004.

     (c)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Not applicable.

     (d)  (i)    MANAGEMENT AGREEMENT DATED OCTOBER 20, 1993.*
          (ii)   ADDENDUM TO MANAGEMENT AGREEMENT DATED OCTOBER 20, 1993.*
          (iii)  ADDENDUM TO MANAGEMENT AGREEMENT DATED NOVEMBER 16, 1994.*
          (iv)   ADDENDUM TO MANAGEMENT AGREEMENT DATED JULY 8, 1996.*
          (v)    ADDENDUM TO MANAGEMENT AGREEMENT DATED DECEMBER 12, 1997.*
          (vi)   ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 16, 1998.*
          (vii)  ADDENDUM TO MANAGEMENT AGREEMENT DATED OCTOBER 21, 1998.*
          (viii) ADDENDUM TO MANAGEMENT AGREEMENT DATED JUNE 30, 2003.
                 Incorporated by reference to Post-Effective Amendment No. 36 filed on March 31, 2004.
          (ix)   ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 11, 2004 (Balanced
                 Series) incorporated by reference to Post-Effective Amendment
                 No.37 filed on August 19, 2004.
          (x)    ADDENDUM TO MANAGEMENT AGREEMENT DATED DECEMBER 1, 2004. TO BE
                 FILED.

----------
          * Incorporated by reference to Post-Effective Amendment No. 32 filed on March 29, 2002.

     (e) UNDERWRITING CONTRACTS. Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 32 filed on March 29, 2002.

     (f) BONUS OR PROFIT SHARING CONTRACT. Equity Based Plans for Non-Interested Persons, Directors and Trustees of Lord Abbett Funds is incorporated by reference to Post-Effective Amendment No. 29 filed on March 30, 2001.

     (g)  CUSTODIAN AGREEMENT WITH ALL AMENDMENTS. FILED HEREIN.

     (h)  OTHER MATERIAL CONTRACTS.

          (i)    TRANSFER AGENCY AGREEMENT. FILED HEREIN.
          (ii) ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 33 filed on March 28, 2003.
          (iii)  AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT. To be filed.
          (iv)   EXPENSE CAP AGREEMENTS. To be filed.

     (i)  LEGAL OPINION. Not applicable

     (j)  OTHER OPINION. Not applicable

     (k)  OMITTED FINANCIAL STATEMENTS. Not applicable.

     (l)  INITIAL CAPITAL AGREEMENTS. Not applicable.

     (m)  RULE 12B-1 PLANS.

               (h)   Form of Rule 12b-1 Class A Plan.*
               (ii)  Form of Rule 12b-1 Class B Plan.*
               (iii) Form of Rule 12b-1 Class C Plan.*
               (iv)  Form of Rule 12b-1 Class P Plan.*

----------
       * Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on Form N-1A on March 31, 2004.

     (n)  AMENDED AND RESTATED RULE 18F-3 PLAN. FILED HEREIN.

     (o)  RESERVED.

     (p)  CODE OF ETHICS. FILED HEREIN.

Item 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None.

Item 24.  INDEMNIFICATION

          The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following:

          The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, EXCEPT with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (A) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (B) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (C) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (I) on the merits that such Trustee, officer, employee or agent was not liable or (II) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and
          (A) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (B) the Trust shall be insured against losses arising by reason of lawful advances, or (C) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          In addition, the Registrant maintains a trustees' and officers' errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 25.

(a)  Adviser - Lord, Abbett & Co. LLC

     Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

(b)  Partners

The following are partners of Lord, Abbett & Co. LLC. Tracie E. Ahern, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, Daniel E. Carper, John
J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert Dow, Milton Ezrati, Kevin
P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Paul A. Hilstad, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Ellen
G. Itskovitz, Larry H. Kaplan, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert G. Morris, Robert

J. Noelke, A. Edward Oberhaus III, F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde and Marion Zapolin.

The principal business address of each of these persons is c/o the Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None of the partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature within the last two fiscal years for his/her own account or in the capacity of director, officer employee, partner or trustee.

Item 26.  PRINCIPAL UNDERWRITER

     (a) Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following Lord Abbett-sponsored funds:

          Lord Abbett Affiliated Fund, Inc.
          Lord Abbett Blend Trust
          Lord Abbett Bond-Debenture Fund, Inc.
          Lord Abbett Developing Growth Fund, Inc.
          Lord Abbett Global Fund, Inc.
          Lord Abbett Large-Cap Growth Fund
          Lord Abbett Mid-Cap Value Fund, Inc.
          Lord Abbett Research Fund, Inc.
          Lord Abbett Securities Trust
          Lord Abbett Series Fund, Inc.
          Lord Abbett Municipal Income Fund, Inc.
          Lord Abbett Municipal Income Trust
          Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

     (b) Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord, Abbett Distributor LLC are:

        NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH      POSITIONS AND OFFICES
        BUSINESS ADDRESS *       LORD ABBETT DISTRIBUTOR LLC     WITH REGISTRANT
        ------------------       ---------------------------     ---------------
        Robert S. Dow            Chief Executive Officer         Chairman and President
        Paul A. Hilstad          General Counsel                 Vice President & Secretary
        Lawrence H. Kaplan       Assistant General Counsel       Vice President & Assistant Secretary
        Marion Zapolin           Chief Financial Officer         Not Applicable

        * Each Officer has a principal business address of:
          90 Hudson Street, Jersey City, New Jersey 07302

     (c)  Not applicable.

Item 27.  LOCATION OF ACCOUNTS AND RECORDS

          The Registrant maintains the records required by Rules 31a - 1(a) and
          (b), and 31a - 2(a) at its main office.

          Lord, Abbett & Co. LLC maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

          Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 28.  MANAGEMENT SERVICES

          None.

Item 29.  UNDERTAKINGS

          The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 31st day of January, 2005.


                              LORD ABBETT INVESTMENT TRUST

                              BY:  /s/ Christina T. Simmons
                                   Christina T. Simmons
                                   Vice President & Assistant Secretary

                              BY:  /s/ Joan A. Binstock
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                       TITLE                       DATE
----------                       -----                       ----
/s/ Robert S. Dow *              Chairman, President
-------------------              and Director                January 31, 2005
Robert S. Dow

/s/ E. Thayer Bigelow *          Director                    January 31, 2005
-----------------------
E. Thayer Bigelow

/s/ William H. T. Bush*          Director                    January 31, 2005
-----------------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*      Director                    January 31, 2005
---------------------------
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*               Director                    January 31, 2005
------------------
Julie A. Hill

/s/ Franklin W. Hobbs*           Director                    January 31, 2005
----------------------
Franklin W. Hobbs

/s/ C. Alan MacDonald*           Director                    January 31, 2005
----------------------
C. Alan MacDonald

/s/ Thomas J. Neff*              Director                    January 31, 2005
-------------------
Thomas J. Neff


* BY:  /s/ Christina T. Simmons
       Christina T. Simmons
       Attorney - in - Fact

                                POWER OF ATTORNEY

     Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Paul A. Hilstad, Lawrence H. Kaplan and Christina T. Simmons, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                       TITLE                       DATE
----------                       -----                       ----
/s/ Robert S. Dow                Chairman, President
------------------               and Director/Trustee        March 11, 2004
Robert S. Dow

/s/ E. Thayer Bigelow            Director/Trustee            March 11, 2004
---------------------
E. Thayer Bigelow

/s/ William H.t. Bush            Director/Trustee            March 11, 2004
---------------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.       Director/Trustee            March 11, 2004
--------------------------
Robert B. Calhoun, Jr.

/s/ Julie A. Hill                Director/Trustee            March 11, 2004
------------------
Julie A. Hill

/s/ Franklin W. Hobbs            Director/Trustee            March 11, 2004
---------------------
Franklin W. Hobbs

/s/ C. Alan MacDonald            Director/Trustee            March 11, 2004
---------------------
C. Alan MacDonald

/s/ Thomas J. Neff               Director/Trustee            March 11, 2004
------------------
Thomas J. Neff

                                    EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                             Lord Abbett Blend Trust

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                        Lord Abbett Large-Cap Growth Fund

                      Lord Abbett Mid-Cap Value Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Securities Trust

                          Lord Abbett Series Fund, Inc.

                     Lord Abbett Tax-Free Income Fund, Inc.

                        Lord Abbett Tax-Free Income Trust

   Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market
                                   Fund, Inc.